UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6440

Fidelity Aberdeen Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Freedom® Income Fund

June 30, 2018

FRI-QTLY-0818
1.818362.113

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.79% to 1.88% 8/2/18 to 8/30/18 (a)
(Cost $379,240)	380,000	379,268
	Shares	Value

Domestic Equity Funds - 14.1%
Fidelity Series 100 Index Fund (b)	4,605	$81,547
Fidelity Series All-Sector Equity Fund (b)	2,235,854	28,350,631
Fidelity Series Blue Chip Growth Fund (b)	1,913,231	30,095,127
Fidelity Series Commodity Strategy Fund (b)	14,886,131	80,980,550
Fidelity Series Growth & Income Fund (b)	4,107,229	64,729,925
Fidelity Series Growth Company Fund (b)	3,249,575	60,442,103
Fidelity Series Intrinsic Opportunities Fund (b)	3,910,741	72,035,851
Fidelity Series Large Cap Value Index Fund (b)	1,448,309	18,074,895
Fidelity Series Opportunistic Insights Fund (b)	1,766,441	32,891,133
Fidelity Series Small Cap Discovery Fund (b)	725,854	8,761,063
Fidelity Series Small Cap Opportunities Fund (b)	1,754,052	26,538,807
Fidelity Series Stock Selector Large Cap Value Fund (b)	3,935,112	49,425,006
Fidelity Series Value Discovery Fund (b)	2,667,352	35,022,329
TOTAL DOMESTIC EQUITY FUNDS
(Cost $364,837,623)		507,428,967

International Equity Funds - 8.4%
Fidelity Series Canada Fund (b)	833,582	8,819,294
Fidelity Series Emerging Markets Opportunities Fund (b)	5,046,368	100,271,327
Fidelity Series International Growth Fund (b)	5,397,936	86,906,763
Fidelity Series International Small Cap Fund (b)	1,144,730	20,662,383
Fidelity Series International Value Fund (b)	8,457,584	86,690,238
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $220,457,373)		303,350,005

Bond Funds - 49.7%
Fidelity Series Emerging Markets Debt Fund (b)	2,777,835	26,417,208
Fidelity Series Floating Rate High Income Fund (b)	938,067	8,883,490
Fidelity Series High Income Fund (b)	5,063,331	48,152,274
Fidelity Series Inflation-Protected Bond Index Fund (b)	26,066,424	254,408,294
Fidelity Series International Credit Fund (b)	189,646	1,858,532
Fidelity Series Investment Grade Bond Fund (b)	122,484,563	1,341,205,968
Fidelity Series Long-Term Treasury Bond Index Fund (b)	10,309,800	88,045,692
Fidelity Series Real Estate Income Fund (b)	1,583,877	17,248,417
TOTAL BOND FUNDS
(Cost $1,788,739,586)		1,786,219,875

Short-Term Funds - 27.8%
Fidelity Cash Central Fund, 1.93% (c)	1,057,027	1,057,238
Fidelity Series Government Money Market Fund 1.96% (b)(d)	798,199,964	798,199,964
Fidelity Series Short-Term Credit Fund (b)	20,237,321	199,337,613
TOTAL SHORT-TERM FUNDS
(Cost $1,001,097,152)		998,594,815
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,375,510,974)		3,595,972,930
NET OTHER ASSETS (LIABILITIES) - 0.0%		(1,367,841)
NET ASSETS - 100%		$3,594,605,089

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	26	Sept. 2018	$2,542,020	$(76,304)	$(76,304)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	32	Sept. 2018	4,354,560	86,809	86,809
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	6	Sept. 2018	318,990	20,742	20,742
TOTAL SOLD					107,551
TOTAL FUTURES CONTRACTS					$31,247

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $379,268.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Central Cash Fund	$3,041
Total	$3,041

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$15,916,073	$--	$16,599,098	$--	$6,575,673	$(5,811,101)	$81,547
Fidelity Series All-Sector Equity Fund	30,551,376	55,986	3,447,286	--	142,773	1,047,782	28,350,631
Fidelity Series Blue Chip Growth Fund	31,582,362	58,519	4,684,704	--	1,659,910	1,479,040	30,095,127
Fidelity Series Canada Fund	9,334,390	16,746	896,768	--	(235)	365,161	8,819,294
Fidelity Series Commodity Strategy Fund	79,034,933	5,389,587	3,562,082	--	(2,199,112)	2,317,224	80,980,550
Fidelity Series Emerging Markets Debt Fund	28,508,764	448,291	934,232	410,026	(44,319)	(1,561,296)	26,417,208
Fidelity Series Emerging Markets Opportunities Fund	114,600,734	191,207	4,042,420	--	976,025	(11,454,219)	100,271,327
Fidelity Series Floating Rate High Income Fund	9,147,819	134,535	360,903	118,486	(11,735)	(26,226)	8,883,490
Fidelity Series Government Money Market Fund 1.96%	859,951,401	44,091,604	105,843,041	3,921,907	--	--	798,199,964
Fidelity Series Growth & Income Fund	69,040,943	454,490	7,162,616	325,657	1,099,531	1,297,577	64,729,925
Fidelity Series Growth Company Fund	67,193,973	117,842	10,812,031	--	3,841,962	100,357	60,442,103
Fidelity Series High Income Fund	56,045,887	843,694	8,659,445	759,409	(355,824)	277,962	48,152,274
Fidelity Series Inflation-Protected Bond Index Fund	140,449,749	116,592,933	3,793,667	95,914	(127,530)	1,286,809	254,408,294
Fidelity Series International Credit Fund	1,872,196	10,935	--	10,935	--	(24,599)	1,858,532
Fidelity Series International Growth Fund	97,009,280	166,747	9,972,661	--	1,803,231	(2,099,834)	86,906,763
Fidelity Series International Small Cap Fund	24,130,987	677,626	3,461,462	--	540,107	(1,224,875)	20,662,383
Fidelity Series International Value Fund	95,143,387	166,747	5,989,692	--	539,998	(3,170,202)	86,690,238
Fidelity Series Intrinsic Opportunities Fund	78,260,126	143,440	7,883,417	--	604,733	910,969	72,035,851
Fidelity Series Investment Grade Bond Fund	1,414,325,467	12,113,571	76,262,049	9,691,150	(3,261,695)	(5,709,326)	1,341,205,968
Fidelity Series Large Cap Value Index Fund	19,791,623	36,178	1,994,208	--	132,156	109,146	18,074,895
Fidelity Series Long-Term Treasury Bond Index Fund	78,600,027	29,398,873	19,752,892	438,694	(945,024)	744,708	88,045,692
Fidelity Series Opportunistic Insights Fund	34,616,831	64,218	3,880,117	--	1,255,949	834,252	32,891,133
Fidelity Series Real Estate Equity Fund	6,171,500	89,766	6,510,092	82,424	1,186,459	(937,633)	--
Fidelity Series Real Estate Income Fund	17,355,440	302,578	683,799	272,367	(7,006)	281,204	17,248,417
Fidelity Series Short-Term Credit Fund	211,429,964	1,536,331	13,415,713	1,152,766	(193,269)	(19,700)	199,337,613
Fidelity Series Small Cap Discovery Fund	9,419,231	569,377	1,039,672	551,769	77,901	(265,774)	8,761,063
Fidelity Series Small Cap Opportunities Fund	28,758,372	52,523	4,008,523	--	1,105,358	631,077	26,538,807
Fidelity Series Stock Selector Large Cap Value Fund	53,907,465	99,024	5,453,036	--	908,421	(36,868)	49,425,006
Fidelity Series Value Discovery Fund	38,314,030	70,278	3,954,342	--	927,195	(334,832)	35,022,329
Total	$3,720,464,330	$213,893,646	$335,059,968	$17,831,504	$16,231,633	$(20,993,217)	$3,594,536,424

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$379,268	$--	$379,268	$--
Domestic Equity Funds	507,428,967	507,428,967	--	--
International Equity Funds	303,350,005	303,350,005	--	--
Bond Funds	1,786,219,875	1,786,219,875	--	--
Short-Term Funds	998,594,815	998,594,815	--	--
Total Investments in Securities:	$3,595,972,930	$3,595,593,662	$379,268	$--
Derivative Instruments:
Assets
Futures Contracts	$107,551	$107,551	$--	$--
Total Assets	$107,551	$107,551	$--	$--
Liabilities
Futures Contracts	$(76,304)	$(76,304)	$--	$--
Total Liabilities	$(76,304)	$(76,304)	$--	$--
Total Derivative Instruments:	$31,247	$31,247	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2005 Fund

June 30, 2018

F05-QTLY-0818
1.818352.113

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.79% to 1.88% 8/2/18 to 8/30/18 (a)
(Cost $169,607)	170,000	169,619
	Shares	Value

Domestic Equity Funds - 20.3%
Fidelity Series 100 Index Fund (b)	1,722	$30,492
Fidelity Series All-Sector Equity Fund (b)	952,074	12,072,293
Fidelity Series Blue Chip Growth Fund (b)	814,966	12,819,411
Fidelity Series Commodity Strategy Fund (b)	4,157,600	22,617,344
Fidelity Series Growth & Income Fund (b)	1,748,835	27,561,646
Fidelity Series Growth Company Fund (b)	1,393,734	25,923,446
Fidelity Series Intrinsic Opportunities Fund (b)	1,666,420	30,695,462
Fidelity Series Large Cap Value Index Fund (b)	616,745	7,696,972
Fidelity Series Opportunistic Insights Fund (b)	752,199	14,005,945
Fidelity Series Small Cap Discovery Fund (b)	309,069	3,730,464
Fidelity Series Small Cap Opportunities Fund (b)	753,188	11,395,732
Fidelity Series Stock Selector Large Cap Value Fund (b)	1,675,436	21,043,471
Fidelity Series Value Discovery Fund (b)	1,135,751	14,912,405
TOTAL DOMESTIC EQUITY FUNDS
(Cost $153,723,665)		204,505,083

International Equity Funds - 11.3%
Fidelity Series Canada Fund (b)	315,167	3,334,467
Fidelity Series Emerging Markets Opportunities Fund (b)	1,828,814	36,338,534
Fidelity Series International Growth Fund (b)	2,040,152	32,846,453
Fidelity Series International Small Cap Fund (b)	432,774	7,811,564
Fidelity Series International Value Fund (b)	3,196,450	32,763,614
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $86,077,039)		113,094,632

Bond Funds - 45.8%
Fidelity Series Emerging Markets Debt Fund (b)	750,763	7,139,761
Fidelity Series Floating Rate High Income Fund (b)	257,804	2,441,405
Fidelity Series High Income Fund (b)	1,433,577	13,633,321
Fidelity Series Inflation-Protected Bond Index Fund (b)	6,301,643	61,504,039
Fidelity Series International Credit Fund (b)	51,851	508,141
Fidelity Series Investment Grade Bond Fund (b)	31,343,129	343,207,268
Fidelity Series Long-Term Treasury Bond Index Fund (b)	3,128,553	26,717,841
Fidelity Series Real Estate Income Fund (b)	440,753	4,799,803
TOTAL BOND FUNDS
(Cost $475,277,968)		459,951,579

Short-Term Funds - 22.6%
Fidelity Cash Central Fund, 1.93% (c)	325,444	325,509
Fidelity Series Government Money Market Fund 1.96% (b)(d)	181,522,681	181,522,681
Fidelity Series Short-Term Credit Fund (b)	4,603,617	45,345,628
TOTAL SHORT-TERM FUNDS
(Cost $227,798,743)		227,193,818
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $943,047,022)		1,004,914,731
NET OTHER ASSETS (LIABILITIES) - 0.0%		(380,672)
NET ASSETS - 100%		$1,004,534,059

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	3	Sept. 2018	$293,310	$(8,800)	$(8,800)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	19	Sept. 2018	2,585,520	51,543	51,543
TOTAL FUTURES CONTRACTS					$42,743

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $169,619.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	825
Total	$825

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$6,515,325	$--	$6,734,382	$--	$3,044,065	$(2,794,516)	$30,492
Fidelity Series All-Sector Equity Fund	12,530,153	233,457	1,180,363	--	(8,601)	497,647	12,072,293
Fidelity Series Blue Chip Growth Fund	12,953,358	240,641	1,663,833	--	506,325	782,920	12,819,411
Fidelity Series Canada Fund	3,443,587	60,594	304,606	--	(113)	135,005	3,334,467
Fidelity Series Commodity Strategy Fund	21,665,200	1,920,350	997,442	--	(186,364)	215,600	22,617,344
Fidelity Series Emerging Markets Debt Fund	7,599,846	217,724	248,728	109,755	(7,112)	(421,969)	7,139,761
Fidelity Series Emerging Markets Opportunities Fund	40,950,004	785,246	1,619,681	--	163,480	(3,940,515)	36,338,534
Fidelity Series Floating Rate High Income Fund	2,476,054	77,272	101,611	32,164	(746)	(9,564)	2,441,405
Fidelity Series Government Money Market Fund 1.96%	188,891,827	16,854,089	24,223,235	876,103	--	--	181,522,681
Fidelity Series Growth & Income Fund	28,318,570	675,596	2,417,849	133,890	112,580	872,749	27,561,646
Fidelity Series Growth Company Fund	27,067,672	478,327	3,210,985	--	947,671	640,761	25,923,446
Fidelity Series High Income Fund	15,273,504	444,719	2,061,852	210,096	(79,610)	56,560	13,633,321
Fidelity Series Inflation-Protected Bond Index Fund	34,330,025	28,181,658	1,278,192	25,440	(65,392)	335,940	61,504,039
Fidelity Series International Credit Fund	511,877	2,990	--	2,990	--	(6,726)	508,141
Fidelity Series International Growth Fund	35,653,275	608,905	3,305,069	--	735,872	(846,530)	32,846,453
Fidelity Series International Small Cap Fund	8,838,106	249,923	1,025,296	--	186,100	(437,269)	7,811,564
Fidelity Series International Value Fund	35,085,401	629,366	1,976,527	--	(6,475)	(968,151)	32,763,614
Fidelity Series Intrinsic Opportunities Fund	32,312,650	593,887	2,833,463	--	145,502	476,886	30,695,462
Fidelity Series Investment Grade Bond Fund	357,195,577	8,522,150	20,244,270	2,450,517	(546,346)	(1,719,843)	343,207,268
Fidelity Series Large Cap Value Index Fund	8,118,267	153,004	673,442	--	34,903	64,240	7,696,972
Fidelity Series Long-Term Treasury Bond Index Fund	21,896,394	8,910,940	4,053,576	138,185	(167,532)	131,615	26,717,841
Fidelity Series Opportunistic Insights Fund	14,197,365	262,985	1,312,727	--	248,463	609,859	14,005,945
Fidelity Series Real Estate Equity Fund	2,522,653	22,552	2,634,464	19,427	352,087	(262,828)	--
Fidelity Series Real Estate Income Fund	4,756,952	159,598	192,070	74,783	(890)	76,213	4,799,803
Fidelity Series Short-Term Credit Fund	46,349,875	1,122,126	2,079,095	253,393	(13,406)	(33,872)	45,345,628
Fidelity Series Small Cap Discovery Fund	3,862,917	297,620	352,395	226,894	10,385	(88,063)	3,730,464
Fidelity Series Small Cap Opportunities Fund	11,795,128	213,927	1,326,521	--	176,051	537,147	11,395,732
Fidelity Series Stock Selector Large Cap Value Fund	22,112,603	416,769	1,843,886	--	52,161	305,824	21,043,471
Fidelity Series Value Discovery Fund	15,714,129	295,536	1,341,377	--	101,905	142,212	14,912,405
	$1,022,938,294	$72,631,951	$91,236,937	$4,553,637	$5,734,963	$(5,648,668)	$1,004,419,603

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$169,619	$--	$169,619	$--
Domestic Equity Funds	204,505,083	204,505,083	--	--
International Equity Funds	113,094,632	113,094,632	--	--
Bond Funds	459,951,579	459,951,579	--	--
Short-Term Funds	227,193,818	227,193,818	--	--
Total Investments in Securities:	$1,004,914,731	$1,004,745,112	$169,619	$--
Derivative Instruments:
Assets
Futures Contracts	$51,543	$51,543	$--	$--
Total Assets	$51,543	$51,543	$--	$--
Liabilities
Futures Contracts	$(8,800)	$(8,800)	$--	$--
Total Liabilities	$(8,800)	$(8,800)	$--	$--
Total Derivative Instruments:	$42,743	$42,743	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2010 Fund

June 30, 2018

F10-QTLY-0818
1.818356.113

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.79% to 1.88% 8/2/18 to 8/30/18 (a)
(Cost $1,326,703)	1,330,000	1,326,800
	Shares	Value

Domestic Equity Funds - 26.6%
Fidelity Series 100 Index Fund (b)	30,245	$535,639
Fidelity Series All-Sector Equity Fund (b)	8,068,462	102,308,098
Fidelity Series Blue Chip Growth Fund (b)	6,906,507	108,639,349
Fidelity Series Commodity Strategy Fund (b)	26,212,880	142,598,066
Fidelity Series Growth & Income Fund (b)	14,824,202	233,629,424
Fidelity Series Growth Company Fund (b)	11,811,432	219,692,639
Fidelity Series Intrinsic Opportunities Fund (b)	14,133,544	260,339,877
Fidelity Series Large Cap Value Index Fund (b)	5,225,918	65,219,457
Fidelity Series Opportunistic Insights Fund (b)	6,374,584	118,694,759
Fidelity Series Small Cap Discovery Fund (b)	2,617,694	31,595,567
Fidelity Series Small Cap Opportunities Fund (b)	6,383,263	96,578,773
Fidelity Series Stock Selector Large Cap Value Fund (b)	14,200,972	178,364,212
Fidelity Series Value Discovery Fund (b)	9,626,047	126,389,998
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,197,517,473)		1,684,585,858

International Equity Funds - 14.1%
Fidelity Series Canada Fund (b)	2,545,615	26,932,605
Fidelity Series Emerging Markets Opportunities Fund (b)	14,256,832	283,283,243
Fidelity Series International Growth Fund (b)	16,250,469	261,632,554
Fidelity Series International Small Cap Fund (b)	3,462,428	62,496,834
Fidelity Series International Value Fund (b)	25,396,809	260,317,287
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $668,926,296)		894,662,523

Bond Funds - 41.5%
Fidelity Series Emerging Markets Debt Fund (b)	4,740,504	45,082,188
Fidelity Series Floating Rate High Income Fund (b)	1,594,585	15,100,718
Fidelity Series High Income Fund (b)	9,150,239	87,018,774
Fidelity Series Inflation-Protected Bond Index Fund (b)	32,845,854	320,575,535
Fidelity Series International Credit Fund (b)	347,602	3,406,498
Fidelity Series Investment Grade Bond Fund (b)	177,629,961	1,945,048,071
Fidelity Series Long-Term Treasury Bond Index Fund (b)	21,531,273	183,877,070
Fidelity Series Real Estate Income Fund (b)	2,739,502	29,833,173
TOTAL BOND FUNDS
(Cost $2,712,149,885)		2,629,942,027

Short-Term Funds - 17.8%
Fidelity Cash Central Fund, 1.93% (c)	2,357,030	2,357,501
Fidelity Series Government Money Market Fund 1.96% (b)(d)	902,578,687	902,578,687
Fidelity Series Short-Term Credit Fund (b)	22,728,670	223,877,398
TOTAL SHORT-TERM FUNDS
(Cost $1,131,830,506)		1,128,813,586
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,711,750,863)		6,339,330,794
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,727,575)
NET ASSETS - 100%		$6,336,603,219

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	39	Sept. 2018	$3,813,030	$(114,462)	$(114,462)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	130	Sept. 2018	17,690,400	352,663	352,663
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	16	Sept. 2018	850,640	55,312	55,312
TOTAL SOLD					407,975
TOTAL FUTURES CONTRACTS					$293,513

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $939,393.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,150
Total	$6,150

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$54,376,498	$1	$56,007,779	$--	$22,846,437	$(20,679,518)	$535,639
Fidelity Series All-Sector Equity Fund	104,338,689	80,512	6,190,816	--	(68,175)	4,147,888	102,308,098
Fidelity Series Blue Chip Growth Fund	107,885,174	83,359	10,075,949	--	3,560,674	7,186,091	108,639,349
Fidelity Series Canada Fund	27,093,349	19,866	1,241,018	--	(2,068)	1,062,476	26,932,605
Fidelity Series Commodity Strategy Fund	137,197,589	10,128,799	4,930,042	--	(3,690,623)	3,892,343	142,598,066
Fidelity Series Emerging Markets Debt Fund	48,296,926	722,679	1,217,435	694,170	(43,888)	(2,676,094)	45,082,188
Fidelity Series Emerging Markets Opportunities Fund	317,936,755	4,550,808	9,821,450	--	1,202,950	(30,585,820)	283,283,243
Fidelity Series Floating Rate High Income Fund	15,446,698	211,932	493,918	200,065	(19,501)	(44,493)	15,100,718
Fidelity Series Government Money Market Fund 1.96%	939,655,611	76,786,948	113,863,872	4,378,609	--	--	902,578,687
Fidelity Series Growth & Income Fund	237,596,786	1,307,771	13,552,246	1,121,254	797,964	7,479,149	233,629,424
Fidelity Series Growth Company Fund	223,906,115	166,302	17,560,783	--	7,903,365	5,277,640	219,692,639
Fidelity Series High Income Fund	96,454,868	1,397,930	10,682,513	1,336,161	(472,274)	320,763	87,018,774
Fidelity Series Inflation-Protected Bond Index Fund	178,194,874	145,647,077	4,636,541	131,228	(579,706)	1,949,831	320,575,535
Fidelity Series International Credit Fund	3,431,541	20,044	--	20,043	--	(45,087)	3,406,498
Fidelity Series International Growth Fund	280,934,996	204,435	18,677,632	--	6,051,152	(6,880,397)	261,632,554
Fidelity Series International Small Cap Fund	69,606,079	1,289,357	6,407,356	--	1,757,372	(3,748,618)	62,496,834
Fidelity Series International Value Fund	276,230,918	204,435	8,485,333	--	473,887	(8,106,620)	260,317,287
Fidelity Series Intrinsic Opportunities Fund	270,386,197	204,892	15,488,493	--	1,218,333	4,018,948	260,339,877
Fidelity Series Investment Grade Bond Fund	2,054,586,502	15,480,680	112,056,395	13,976,136	(4,614,571)	(8,348,145)	1,945,048,071
Fidelity Series Large Cap Value Index Fund	67,588,086	52,217	3,250,728	--	224,968	604,914	65,219,457
Fidelity Series Long-Term Treasury Bond Index Fund	140,751,002	54,927,257	11,668,562	929,008	(475,985)	343,358	183,877,070
Fidelity Series Opportunistic Insights Fund	118,254,820	91,055	6,812,881	--	2,210,926	4,950,839	118,694,759
Fidelity Series Real Estate Equity Fund	20,792,626	142,266	21,515,609	117,176	3,933,001	(3,352,284)	--
Fidelity Series Real Estate Income Fund	29,805,115	490,027	933,257	467,533	36,356	434,932	29,833,173
Fidelity Series Short-Term Credit Fund	230,191,316	1,435,957	7,518,562	1,255,191	(103,094)	(128,219)	223,877,398
Fidelity Series Small Cap Discovery Fund	32,169,764	1,909,654	1,847,263	1,883,849	128,102	(764,690)	31,595,567
Fidelity Series Small Cap Opportunities Fund	98,250,232	74,035	7,694,764	--	1,531,473	4,417,797	96,578,773
Fidelity Series Stock Selector Large Cap Value Fund	184,075,787	143,157	8,847,889	--	1,583,681	1,409,476	178,364,212
Fidelity Series Value Discovery Fund	130,831,369	101,480	6,574,285	--	1,548,436	482,998	126,389,998
Total	$6,496,266,282	$317,874,932	$488,053,371	$26,510,423	$46,939,192	$(37,380,542)	$6,335,646,493

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,326,800	$--	$1,326,800	$--
Domestic Equity Funds	1,684,585,858	1,684,585,858	--	--
International Equity Funds	894,662,523	894,662,523	--	--
Bond Funds	2,629,942,027	2,629,942,027	--	--
Short-Term Funds	1,128,813,586	1,128,813,586	--	--
Total Investments in Securities:	$6,339,330,794	$6,338,003,994	$1,326,800	$--
Derivative Instruments:
Assets
Futures Contracts	$407,975	$407,975	$--	$--
Total Assets	$407,975	$407,975	$--	$--
Liabilities
Futures Contracts	$(114,462)	$(114,462)	$--	$--
Total Liabilities	$(114,462)	$(114,462)	$--	$--
Total Derivative Instruments:	$293,513	$293,513	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2015 Fund

June 30, 2018

F15-QTLY-0818
1.818357.113

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.79% to 1.88% 8/2/18 to 8/30/18 (a)
(Cost $1,736,229)	1,740,000	1,736,355
	Shares	Value

Domestic Equity Funds - 33.0%
Fidelity Series 100 Index Fund (b)	48,117	$852,154
Fidelity Series All-Sector Equity Fund (b)	15,857,717	201,075,850
Fidelity Series Blue Chip Growth Fund (b)	13,570,297	213,460,765
Fidelity Series Commodity Strategy Fund (b)	40,869,689	222,331,106
Fidelity Series Growth & Income Fund (b)	29,078,856	458,282,768
Fidelity Series Growth Company Fund (b)	23,159,876	430,773,702
Fidelity Series Intrinsic Opportunities Fund (b)	27,716,786	510,543,194
Fidelity Series Large Cap Value Index Fund (b)	10,224,939	127,607,242
Fidelity Series Opportunistic Insights Fund (b)	12,521,885	233,157,492
Fidelity Series Small Cap Discovery Fund (b)	5,173,231	62,440,897
Fidelity Series Small Cap Opportunities Fund (b)	12,543,127	189,777,511
Fidelity Series Stock Selector Large Cap Value Fund (b)	27,780,717	348,925,800
Fidelity Series Value Discovery Fund (b)	18,876,469	247,848,035
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,301,805,016)		3,247,076,516

International Equity Funds - 16.8%
Fidelity Series Canada Fund (b)	4,816,524	50,958,820
Fidelity Series Emerging Markets Opportunities Fund (b)	25,744,208	511,537,420
Fidelity Series International Growth Fund (b)	30,702,114	494,304,034
Fidelity Series International Small Cap Fund (b)	6,485,345	117,060,470
Fidelity Series International Value Fund (b)	47,369,522	485,537,604
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,236,970,548)		1,659,398,348

Bond Funds - 36.8%
Fidelity Series Emerging Markets Debt Fund (b)	7,080,230	67,332,988
Fidelity Series Floating Rate High Income Fund (b)	2,441,263	23,118,762
Fidelity Series High Income Fund (b)	14,493,893	137,836,918
Fidelity Series Inflation-Protected Bond Index Fund (b)	38,927,923	379,936,525
Fidelity Series International Credit Fund (b)	533,855	5,231,777
Fidelity Series Investment Grade Bond Fund (b)	243,539,576	2,666,758,354
Fidelity Series Long-Term Treasury Bond Index Fund (b)	34,656,798	295,969,053
Fidelity Series Real Estate Income Fund (b)	4,147,920	45,170,848
TOTAL BOND FUNDS
(Cost $3,704,483,118)		3,621,355,225

Short-Term Funds - 13.4%
Fidelity Cash Central Fund, 1.93% (c)	3,720,328	3,721,072
Fidelity Series Government Money Market Fund 1.96% (b)(d)	1,064,393,606	1,064,393,606
Fidelity Series Short-Term Credit Fund (b)	26,166,753	257,742,518
TOTAL SHORT-TERM FUNDS
(Cost $1,329,458,174)		1,325,857,196
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $8,574,453,085)		9,855,423,640
NET OTHER ASSETS (LIABILITIES) - 0.0%		(4,502,945)
NET ASSETS - 100%		$9,850,920,695

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	16	Sept. 2018	$1,564,320	$(47,007)	$(47,007)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	44	Sept. 2018	2,339,260	(129,438)	(129,438)
TOTAL PURCHASED					(176,445)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	267	Sept. 2018	36,333,360	724,316	724,316
TOTAL FUTURES CONTRACTS					$547,871

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,719,407.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$9,854
Total	$9,854

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$105,566,561	$--	$108,517,872	$--	$39,742,855	$(35,939,390)	$852,154
Fidelity Series All-Sector Equity Fund	202,550,169	101,289	9,464,651	--	(170,283)	8,059,326	201,075,850
Fidelity Series Blue Chip Growth Fund	209,424,941	104,276	16,854,931	--	5,900,115	14,886,364	213,460,765
Fidelity Series Canada Fund	50,695,921	24,309	1,739,622	--	(10,814)	1,989,026	50,958,820
Fidelity Series Commodity Strategy Fund	214,500,126	14,908,250	7,396,647	--	(1,239,454)	1,558,831	222,331,106
Fidelity Series Emerging Markets Debt Fund	72,411,618	1,067,464	2,076,547	1,038,737	(68,915)	(4,000,632)	67,332,988
Fidelity Series Emerging Markets Opportunities Fund	567,323,168	14,645,053	17,649,404	--	1,857,770	(54,639,167)	511,537,420
Fidelity Series Floating Rate High Income Fund	23,739,962	318,764	841,902	306,812	(29,902)	(68,160)	23,118,762
Fidelity Series Government Money Market Fund 1.96%	1,087,835,535	114,456,080	137,898,009	5,150,227	--	--	1,064,393,606
Fidelity Series Growth & Income Fund	468,089,078	2,445,623	28,499,037	2,209,750	1,253,587	14,993,517	458,282,768
Fidelity Series Growth Company Fund	432,334,504	207,972	27,112,480	--	10,905,471	14,438,235	430,773,702
Fidelity Series High Income Fund	148,415,499	2,148,812	12,473,340	2,086,566	(535,484)	281,431	137,836,918
Fidelity Series Inflation-Protected Bond Index Fund	199,093,014	185,271,790	5,912,932	145,901	(342,819)	1,827,472	379,936,525
Fidelity Series International Credit Fund	5,270,239	30,784	--	30,783	--	(69,246)	5,231,777
Fidelity Series International Growth Fund	522,861,176	248,062	27,251,120	--	8,798,787	(10,352,871)	494,304,034
Fidelity Series International Small Cap Fund	130,259,302	2,378,100	11,879,201	--	3,513,396	(7,211,127)	117,060,470
Fidelity Series International Value Fund	517,007,350	248,061	17,466,960	--	1,315,844	(15,566,691)	485,537,604
Fidelity Series Intrinsic Opportunities Fund	526,008,710	258,353	25,912,411	--	2,033,458	8,155,084	510,543,194
Fidelity Series Investment Grade Bond Fund	2,839,330,215	20,581,737	175,276,807	19,208,350	(7,536,827)	(10,339,964)	2,666,758,354
Fidelity Series Large Cap Value Index Fund	131,206,403	66,405	5,268,675	--	361,931	1,241,178	127,607,242
Fidelity Series Long-Term Treasury Bond Index Fund	222,582,675	86,273,344	12,728,021	1,511,189	(501,279)	342,334	295,969,053
Fidelity Series Opportunistic Insights Fund	229,538,880	114,371	10,345,925	--	1,781,293	12,068,873	233,157,492
Fidelity Series Real Estate Equity Fund	40,229,865	286,682	41,604,622	251,884	6,843,030	(5,754,955)	--
Fidelity Series Real Estate Income Fund	45,268,860	755,205	1,567,482	709,018	47,115	667,150	45,170,848
Fidelity Series Short-Term Credit Fund	266,092,890	1,582,349	9,665,734	1,447,874	(123,629)	(143,358)	257,742,518
Fidelity Series Small Cap Discovery Fund	62,450,884	3,683,295	2,459,171	3,648,644	306,045	(1,540,156)	62,440,897
Fidelity Series Small Cap Opportunities Fund	190,744,879	92,748	12,574,183	--	2,289,154	9,224,913	189,777,511
Fidelity Series Stock Selector Large Cap Value Fund	357,360,316	181,561	14,401,958	--	1,957,798	3,828,083	348,925,800
Fidelity Series Value Discovery Fund	253,985,129	128,515	10,198,927	--	2,403,461	1,529,857	247,848,035
	$10,122,177,869	$452,609,254	$755,038,571	$37,745,735	$80,751,704	$(50,534,043)	$9,849,966,213

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,736,355	$--	$1,736,355	$--
Domestic Equity Funds	3,247,076,516	3,247,076,516	--	--
International Equity Funds	1,659,398,348	1,659,398,348	--	--
Bond Funds	3,621,355,225	3,621,355,225	--	--
Short-Term Funds	1,325,857,196	1,325,857,196	--	--
Total Investments in Securities:	$9,855,423,640	$9,853,687,285	$1,736,355	$--
Derivative Instruments:
Assets
Futures Contracts	$724,316	$724,316	$--	$--
Total Assets	$724,316	$724,316	$--	$--
Liabilities
Futures Contracts	$(176,445)	$(176,445)	$--	$--
Total Liabilities	$(176,445)	$(176,445)	$--	$--
Total Derivative Instruments:	$547,871	$547,871	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2020 Fund

June 30, 2018

F20-QTLY-0818
1.818361.113

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.79% to 1.88% 8/2/18 to 8/30/18 (a)
(Cost $7,212,386)	7,230,000	7,212,916
	Shares	Value

Domestic Equity Funds - 37.9%
Fidelity Series 100 Index Fund (b)	1,455,961	$25,785,070
Fidelity Series All-Sector Equity Fund (b)	55,413,718	702,645,941
Fidelity Series Blue Chip Growth Fund (b)	47,413,722	745,817,847
Fidelity Series Commodity Strategy Fund (b)	122,697,403	667,473,871
Fidelity Series Growth & Income Fund (b)	101,549,534	1,600,420,653
Fidelity Series Growth Company Fund (b)	80,794,865	1,502,784,492
Fidelity Series Intrinsic Opportunities Fund (b)	96,764,278	1,782,398,005
Fidelity Series Large Cap Value Index Fund (b)	35,459,709	442,537,171
Fidelity Series Opportunistic Insights Fund (b)	43,601,481	811,859,573
Fidelity Series Small Cap Discovery Fund (b)	17,918,948	216,281,700
Fidelity Series Small Cap Opportunities Fund (b)	43,783,091	662,438,172
Fidelity Series Stock Selector Large Cap Value Fund (b)	96,348,338	1,210,135,131
Fidelity Series Value Discovery Fund (b)	65,611,382	861,477,446
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,188,213,029)		11,232,055,072

International Equity Funds - 19.0%
Fidelity Series Canada Fund (b)	16,294,788	172,398,856
Fidelity Series Emerging Markets Opportunities Fund (b)	86,796,195	1,724,640,399
Fidelity Series International Growth Fund (b)	104,211,847	1,677,810,735
Fidelity Series International Small Cap Fund (b)	22,151,975	399,843,158
Fidelity Series International Value Fund (b)	160,242,469	1,642,485,305
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,296,267,204)		5,617,178,453

Bond Funds - 32.9%
Fidelity Series Emerging Markets Debt Fund (b)	20,669,138	196,563,507
Fidelity Series Floating Rate High Income Fund (b)	7,257,302	68,726,649
Fidelity Series High Income Fund (b)	44,087,845	419,275,410
Fidelity Series Inflation-Protected Bond Index Fund (b)	82,244,253	802,703,912
Fidelity Series International Credit Fund (b)	1,815,859	17,795,415
Fidelity Series Investment Grade Bond Fund (b)	654,803,786	7,170,101,461
Fidelity Series Long-Term Treasury Bond Index Fund (b)	107,901,626	921,479,883
Fidelity Series Real Estate Income Fund (b)	12,586,534	137,067,350
TOTAL BOND FUNDS
(Cost $10,028,413,411)		9,733,713,587

Short-Term Funds - 10.2%
Fidelity Cash Central Fund, 1.93% (c)	9,555,908	9,557,819
Fidelity Series Government Money Market Fund 1.96% (b)(d)	2,441,612,318	2,441,612,318
Fidelity Series Short-Term Credit Fund (b)	58,586,330	577,075,355
TOTAL SHORT-TERM FUNDS
(Cost $3,036,441,352)		3,028,245,492
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $25,556,547,382)		29,618,405,520
NET OTHER ASSETS (LIABILITIES) - 0.0%		(14,105,035)
NET ASSETS - 100%		$29,604,300,485

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	277	Sept. 2018	$27,082,290	$(813,034)	$(813,034)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	364	Sept. 2018	19,352,060	(1,071,283)	(1,071,283)
TOTAL PURCHASED					$(1,884,317)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	809	Sept. 2018	110,088,720	2,194,651	2,194,651
TOTAL FUTURES CONTRACTS					$310,334

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,859,994.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,394
Total	$29,394

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$360,400,417	$18	$346,709,386	$--	$123,816,028	$(111,722,007)	$25,785,070
Fidelity Series All-Sector Equity Fund	691,515,664	5,202,441	21,256,619	--	(388,543)	27,572,998	702,645,941
Fidelity Series Blue Chip Growth Fund	714,854,503	5,573,187	46,477,262	--	14,781,408	57,086,011	745,817,847
Fidelity Series Canada Fund	169,349,670	465,009	4,047,501	--	(21,450)	6,653,128	172,398,856
Fidelity Series Commodity Strategy Fund	638,248,050	43,682,944	15,277,508	--	(9,870,818)	10,691,203	667,473,871
Fidelity Series Emerging Markets Debt Fund	209,218,641	3,506,675	4,343,660	3,025,382	(154,978)	(11,663,171)	196,563,507
Fidelity Series Emerging Markets Opportunities Fund	1,848,959,268	84,014,507	34,328,006	--	1,135,317	(175,140,687)	1,724,640,399
Fidelity Series Floating Rate High Income Fund	69,635,549	1,109,988	1,727,533	906,158	(24,719)	(266,636)	68,726,649
Fidelity Series Government Money Market Fund 1.96%	2,454,122,385	291,123,710	303,633,777	11,785,973	--	--	2,441,612,318
Fidelity Series Growth & Income Fund	1,614,989,603	12,246,597	82,852,204	7,633,074	3,372,401	52,664,256	1,600,420,653
Fidelity Series Growth Company Fund	1,469,022,731	4,101,396	56,859,061	--	5,007,825	81,511,601	1,502,784,492
Fidelity Series High Income Fund	434,030,687	7,220,863	21,149,446	6,222,236	(749,304)	(77,390)	419,275,410
Fidelity Series Inflation-Protected Bond Index Fund	347,776,727	459,499,044	7,120,288	240,118	(233,407)	2,781,836	802,703,912
Fidelity Series International Credit Fund	17,926,241	104,706	--	104,705	--	(235,532)	17,795,415
Fidelity Series International Growth Fund	1,737,696,795	4,762,383	59,386,683	--	11,036,170	(16,297,930)	1,677,810,735
Fidelity Series International Small Cap Fund	434,859,065	11,786,694	34,357,962	--	6,996,866	(19,441,505)	399,843,158
Fidelity Series International Value Fund	1,726,630,081	4,762,379	40,585,887	--	97,543	(48,418,811)	1,642,485,305
Fidelity Series Intrinsic Opportunities Fund	1,772,722,653	5,066,796	29,734,197	--	1,680,536	32,662,217	1,782,398,005
Fidelity Series Investment Grade Bond Fund	7,589,645,384	71,917,553	443,874,389	51,822,875	(23,025,040)	(24,562,047)	7,170,101,461
Fidelity Series Large Cap Value Index Fund	448,080,326	1,298,593	12,303,915	--	727,778	4,734,389	442,537,171
Fidelity Series Long-Term Treasury Bond Index Fund	665,667,185	268,406,494	12,478,722	4,580,653	(9,579)	(105,495)	921,479,883
Fidelity Series Opportunistic Insights Fund	783,485,090	2,249,283	21,357,767	--	996,769	46,486,198	811,859,573
Fidelity Series Real Estate Equity Fund	138,627,411	1,050,429	143,649,574	919,961	17,526,868	(13,555,134)	--
Fidelity Series Real Estate Income Fund	135,680,911	2,526,853	3,298,631	2,143,497	(73,920)	2,232,137	137,067,350
Fidelity Series Short-Term Credit Fund	587,623,481	4,975,617	14,931,136	3,219,850	(142,563)	(450,044)	577,075,355
Fidelity Series Small Cap Discovery Fund	213,189,712	13,210,747	5,784,173	12,594,460	552,262	(4,886,848)	216,281,700
Fidelity Series Small Cap Opportunities Fund	651,074,180	1,827,286	29,953,840	--	3,957,584	35,532,962	662,438,172
Fidelity Series Stock Selector Large Cap Value Fund	1,220,429,926	3,549,548	33,593,613	--	(823,644)	20,572,914	1,210,135,131
Fidelity Series Value Discovery Fund	867,290,850	4,320,359	23,553,579	--	(110,620)	13,530,436	861,477,446
Total	$30,012,753,186	$1,319,562,099	$1,854,626,319	$105,198,942	$156,056,770	$(32,110,951)	$29,601,634,785

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$7,212,916	$--	$7,212,916	$--
Domestic Equity Funds	11,232,055,072	11,232,055,072	--	--
International Equity Funds	5,617,178,453	5,617,178,453	--	--
Bond Funds	9,733,713,587	9,733,713,587	--	--
Short-Term Funds	3,028,245,492	3,028,245,492	--	--
Total Investments in Securities:	$29,618,405,520	$29,611,192,604	$7,212,916	$--
Derivative Instruments:
Assets
Futures Contracts	$2,194,651	$2,194,651	$--	$--
Total Assets	$2,194,651	$2,194,651	$--	$--
Liabilities
Futures Contracts	$(1,884,317)	$(1,884,317)	$--	$--
Total Liabilities	$(1,884,317)	$(1,884,317)	$--	$--
Total Derivative Instruments:	$310,334	$310,334	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2025 Fund

June 30, 2018

F25-QTLY-0818
1.818369.113

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.79% to 1.88% 8/2/18 to 8/30/18 (a)
(Cost $6,934,357)	6,950,000	6,934,860
	Shares	Value

Domestic Equity Funds - 42.5%
Fidelity Series 100 Index Fund (b)	6,153,873	$108,985,096
Fidelity Series All-Sector Equity Fund (b)	57,491,463	728,991,747
Fidelity Series Blue Chip Growth Fund (b)	49,202,849	773,960,816
Fidelity Series Commodity Strategy Fund (b)	113,562,080	617,777,713
Fidelity Series Growth & Income Fund (b)	105,641,476	1,664,909,655
Fidelity Series Growth Company Fund (b)	83,975,298	1,561,940,535
Fidelity Series Intrinsic Opportunities Fund (b)	99,926,751	1,840,650,747
Fidelity Series Large Cap Value Index Fund (b)	36,923,234	460,801,964
Fidelity Series Opportunistic Insights Fund (b)	45,340,402	844,238,277
Fidelity Series Small Cap Discovery Fund (b)	18,637,418	224,953,638
Fidelity Series Small Cap Opportunities Fund (b)	45,373,195	686,496,444
Fidelity Series Stock Selector Large Cap Value Fund (b)	99,464,699	1,249,276,618
Fidelity Series Value Discovery Fund (b)	68,147,821	894,780,891
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,762,818,481)		11,657,764,141

International Equity Funds - 20.8%
Fidelity Series Canada Fund (b)	16,576,741	175,381,915
Fidelity Series Emerging Markets Opportunities Fund (b)	86,908,173	1,726,865,407
Fidelity Series International Growth Fund (b)	106,302,487	1,711,470,048
Fidelity Series International Small Cap Fund (b)	22,882,948	413,037,219
Fidelity Series International Value Fund (b)	163,052,499	1,671,288,110
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,490,448,662)		5,698,042,699

Bond Funds - 29.2%
Fidelity Series Emerging Markets Debt Fund (b)	18,550,949	176,419,530
Fidelity Series Floating Rate High Income Fund (b)	6,673,629	63,199,265
Fidelity Series High Income Fund (b)	40,383,428	384,046,403
Fidelity Series Inflation-Protected Bond Index Fund (b)	59,447,656	580,209,124
Fidelity Series International Credit Fund (b)	1,569,764	15,383,688
Fidelity Series Investment Grade Bond Fund (b)	519,371,144	5,687,114,029
Fidelity Series Long-Term Treasury Bond Index Fund (b)	116,252,984	992,800,482
Fidelity Series Real Estate Income Fund (b)	11,516,113	125,410,476
TOTAL BOND FUNDS
(Cost $8,250,000,154)		8,024,582,997

Short-Term Funds - 7.5%
Fidelity Cash Central Fund, 1.93% (c)	9,815,163	9,817,126
Fidelity Series Government Money Market Fund 1.96% (b)(d)	1,658,539,164	1,658,539,164
Fidelity Series Short-Term Credit Fund (b)	40,447,767	398,410,508
TOTAL SHORT-TERM FUNDS
(Cost $2,072,416,375)		2,066,766,798
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $23,582,618,029)		27,454,091,495
NET OTHER ASSETS (LIABILITIES) - 0.0%		(13,596,423)
NET ASSETS - 100%		$27,440,495,072

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	133	Sept. 2018	$13,003,410	$(390,387)	$(390,387)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	492	Sept. 2018	26,157,180	(1,448,476)	(1,448,476)

TOTAL PURCHASED					(1,838,863)

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	817	Sept. 2018	111,177,360	2,216,353	2,216,353
TOTAL FUTURES CONTRACTS					$377,490

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,570,971.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$29,468
Total	$29,468

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$366,746,530	$149	$269,290,600	$--	$92,224,355	$(80,695,338)	$108,985,096
Fidelity Series All-Sector Equity Fund	705,221,492	9,536,944	13,586,927	--	(144,709)	27,964,947	728,991,747
Fidelity Series Blue Chip Growth Fund	728,890,637	10,155,631	38,827,042	--	4,474,675	69,266,915	773,960,816
Fidelity Series Canada Fund	169,257,716	2,065,064	2,598,739	--	(9,973)	6,667,847	175,381,915
Fidelity Series Commodity Strategy Fund	582,964,326	43,216,490	8,941,566	--	(526,606)	1,065,069	617,777,713
Fidelity Series Emerging Markets Debt Fund	184,835,032	4,679,160	2,557,410	2,690,709	(129,025)	(10,408,227)	176,419,530
Fidelity Series Emerging Markets Opportunities Fund	1,817,196,161	96,990,232	14,337,803	--	(615,764)	(172,367,419)	1,726,865,407
Fidelity Series Floating Rate High Income Fund	62,801,027	1,656,911	990,953	826,707	(6,331)	(261,389)	63,199,265
Fidelity Series Government Money Market Fund 1.96%	1,735,916,271	147,553,375	224,930,482	8,076,929	--	--	1,658,539,164
Fidelity Series Growth & Income Fund	1,631,361,660	28,558,942	52,205,966	7,719,257	1,477,653	55,717,366	1,664,909,655
Fidelity Series Growth Company Fund	1,493,068,097	18,632,762	38,370,664	--	1,787,779	86,822,561	1,561,940,535
Fidelity Series High Income Fund	387,878,745	9,723,234	12,760,421	5,646,713	(231,275)	(563,880)	384,046,403
Fidelity Series Inflation-Protected Bond Index Fund	222,364,297	359,132,933	2,828,649	156,966	(10,023)	1,550,566	580,209,124
Fidelity Series International Credit Fund	15,496,785	90,514	--	90,515	--	(203,611)	15,383,688
Fidelity Series International Growth Fund	1,728,455,734	21,207,284	32,746,405	--	2,137,651	(7,584,216)	1,711,470,048
Fidelity Series International Small Cap Fund	431,342,797	5,091,845	10,234,282	--	196,599	(13,359,740)	413,037,219
Fidelity Series International Value Fund	1,725,207,204	21,207,261	25,708,742	--	(620,105)	(48,797,508)	1,671,288,110
Fidelity Series Intrinsic Opportunities Fund	1,796,627,752	22,977,639	13,760,050	--	(144,926)	34,950,332	1,840,650,747
Fidelity Series Investment Grade Bond Fund	5,978,177,564	111,481,293	365,386,142	41,224,225	(15,809,790)	(21,348,896)	5,687,114,029
Fidelity Series Large Cap Value Index Fund	457,041,989	5,885,381	7,689,946	--	(62,641)	5,627,181	460,801,964
Fidelity Series Long-Term Treasury Bond Index Fund	610,405,640	389,532,139	8,528,160	5,043,289	(123,018)	1,513,881	992,800,482
Fidelity Series Opportunistic Insights Fund	798,825,062	10,220,349	13,592,380	--	216,120	48,569,126	844,238,277
Fidelity Series Real Estate Equity Fund	142,057,130	1,088,208	147,363,842	964,911	10,969,916	(6,751,412)	--
Fidelity Series Real Estate Income Fund	121,846,965	3,518,191	1,919,180	1,954,360	(15,646)	1,980,146	125,410,476
Fidelity Series Short-Term Credit Fund	397,592,784	7,599,101	6,375,690	2,204,357	(40,070)	(365,617)	398,410,508
Fidelity Series Small Cap Discovery Fund	217,412,216	15,819,455	3,667,057	13,071,975	(69,227)	(4,541,749)	224,953,638
Fidelity Series Small Cap Opportunities Fund	663,854,507	8,310,405	26,259,870	--	2,145,062	38,446,340	686,496,444
Fidelity Series Stock Selector Large Cap Value Fund	1,244,944,162	15,793,167	31,676,915	--	(631,691)	20,847,895	1,249,276,618
Fidelity Series Value Discovery Fund	884,624,024	11,383,228	14,916,023	--	(83,109)	13,772,771	894,780,891
	$27,302,414,306	$1,383,107,287	$1,392,051,906	$89,670,913	$96,355,881	$47,513,941	$27,437,339,509

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$6,934,860	$--	$6,934,860	$--
Domestic Equity Funds	11,657,764,141	11,657,764,141	--	--
International Equity Funds	5,698,042,699	5,698,042,699	--	--
Bond Funds	8,024,582,997	8,024,582,997	--	--
Short-Term Funds	2,066,766,798	2,066,766,798	--	--
Total Investments in Securities:	$27,454,091,495	$27,447,156,635	$6,934,860	$--
Derivative Instruments:
Assets
Futures Contracts	$2,216,353	$2,216,353	$--	$--
Total Assets	$2,216,353	$2,216,353	$--	$--
Liabilities
Futures Contracts	$(1,838,863)	$(1,838,863)	$--	$--
Total Liabilities	$(1,838,863)	$(1,838,863)	$--	$--
Total Derivative Instruments:	$377,490	$377,490	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2030 Fund

June 30, 2018

F30-QTLY-0818
1.818370.113

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.79% to 1.88% 8/2/18 to 8/30/18 (a)
(Cost $10,970,709)	10,990,000	10,971,444
	Shares	Value

Domestic Equity Funds - 51.1%
Fidelity Series 100 Index Fund (b)	11,470,947	$203,150,470
Fidelity Series All-Sector Equity Fund (b)	81,629,448	1,035,061,400
Fidelity Series Blue Chip Growth Fund (b)	69,863,090	1,098,946,411
Fidelity Series Commodity Strategy Fund (b)	130,492,911	709,881,438
Fidelity Series Growth & Income Fund (b)	150,001,147	2,364,018,075
Fidelity Series Growth Company Fund (b)	119,263,043	2,218,292,592
Fidelity Series Intrinsic Opportunities Fund (b)	142,928,173	2,632,736,944
Fidelity Series Large Cap Value Index Fund (b)	52,814,363	659,123,248
Fidelity Series Opportunistic Insights Fund (b)	64,489,170	1,200,788,352
Fidelity Series Small Cap Discovery Fund (b)	26,474,568	319,548,039
Fidelity Series Small Cap Opportunities Fund (b)	64,439,532	974,970,113
Fidelity Series Stock Selector Large Cap Value Fund(b)	140,751,320	1,767,836,577
Fidelity Series Value Discovery Fund (b)	97,247,820	1,276,863,875
TOTAL DOMESTIC EQUITY FUNDS
(Cost $12,349,246,651)		16,461,217,534

International Equity Funds - 24.4%
Fidelity Series Canada Fund (b)	23,148,053	244,906,402
Fidelity Series Emerging Markets Opportunities Fund (b)	117,389,359	2,332,526,563
Fidelity Series International Growth Fund (b)	147,315,966	2,371,787,055
Fidelity Series International Small Cap Fund (b)	31,797,831	573,950,849
Fidelity Series International Value Fund (b)	227,705,743	2,333,983,861
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $6,280,759,601)		7,857,154,730

Bond Funds - 22.5%
Fidelity Series Emerging Markets Debt Fund (b)	21,182,548	201,446,029
Fidelity Series Floating Rate High Income Fund (b)	7,572,480	71,711,384
Fidelity Series High Income Fund (b)	46,349,133	440,780,259
Fidelity Series Inflation-Protected Bond Index Fund (b)	26,244,023	256,141,661
Fidelity Series International Credit Fund (b)	1,528,241	14,976,759
Fidelity Series Investment Grade Bond Fund (b)	449,462,394	4,921,613,216
Fidelity Series Long-Term Treasury Bond Index Fund (b)	140,996,409	1,204,109,329
Fidelity Series Real Estate Income Fund (b)	13,200,082	143,748,893
TOTAL BOND FUNDS
(Cost $7,423,530,063)		7,254,527,530

Short-Term Funds - 2.0%
Fidelity Cash Central Fund, 1.93% (c)	20,350,738	20,354,808
Fidelity Series Government Money Market Fund 1.96% (b)(d)	538,815,621	538,815,621
Fidelity Series Short-Term Credit Fund (b)	9,052,489	89,167,017
TOTAL SHORT-TERM FUNDS
(Cost $649,412,058)		648,337,446
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $26,713,919,082)		32,232,208,684
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(16,120,131)
NET ASSETS - 100%		$32,216,088,553

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	985	Sept. 2018	$52,367,525	$(2,921,563)	$(2,921,563)
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	59	Sept. 2018	7,091,063	59,797	59,797
CBOT 2-Year U.S. Treasury Note Contracts (United States)	37	Sept. 2018	7,837,641	(28,979)	(28,979)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	104	Sept. 2018	11,816,188	88,668	88,668
CBOT Long Term U.S. Treasury Bond Contracts (United States)	38	Sept. 2018	5,510,000	172,996	172,996
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	44	Sept. 2018	7,020,750	269,403	269,403
TOTAL TREASURY CONTRACTS					561,885
TOTAL PURCHASED					$(2,359,678)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,289	Sept. 2018	175,407,120	3,496,792	3,496,792
ICE E-mini MSCI EAFE Index Contracts (United States)	1	Sept. 2018	97,770	2,947	2,947
TOTAL FUTURES CONTRACTS					$1,140,061

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,365,372.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$53,554
Total	$53,554

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$523,652,000	$--	$338,848,760	$--	$115,487,765	$(97,140,535)	$203,150,470
Fidelity Series All-Sector Equity Fund	1,006,674,195	13,192,480	24,489,134	--	(308,640)	39,992,499	1,035,061,400
Fidelity Series Blue Chip Growth Fund	1,040,466,499	13,693,473	60,370,127	--	7,958,129	97,198,437	1,098,946,411
Fidelity Series Canada Fund	235,908,154	2,969,435	3,256,166	--	(7,680)	9,292,659	244,906,402
Fidelity Series Commodity Strategy Fund	678,337,536	37,897,384	6,595,971	--	(199,317)	441,806	709,881,438
Fidelity Series Emerging Markets Debt Fund	210,639,143	5,481,910	2,661,578	3,066,787	(151,526)	(11,861,920)	201,446,029
Fidelity Series Emerging Markets Opportunities Fund	2,446,367,661	133,502,639	16,128,612	--	(653,674)	(230,561,451)	2,332,526,563
Fidelity Series Floating Rate High Income Fund	71,095,281	1,942,311	1,022,906	936,060	(3,322)	(299,980)	71,711,384
Fidelity Series Government Money Market Fund 1.96%	457,362,031	96,850,106	15,396,516	2,330,144	--	--	538,815,621
Fidelity Series Growth & Income Fund	2,275,914,375	44,078,697	35,894,115	10,773,958	249,849	79,669,269	2,364,018,075
Fidelity Series Growth Company Fund	2,122,560,480	27,379,704	57,628,182	--	2,939,138	123,041,452	2,218,292,592
Fidelity Series High Income Fund	444,355,054	11,696,266	14,337,226	6,499,296	(435,417)	(498,418)	440,780,259
Fidelity Series Inflation-Protected Bond Index Fund	247,162,137	13,170,813	5,723,102	172,489	(41,643)	1,573,456	256,141,661
Fidelity Series International Credit Fund	15,086,864	88,120	--	88,121	--	(198,225)	14,976,759
Fidelity Series International Growth Fund	2,382,946,699	29,939,001	33,604,361	--	495,756	(7,990,040)	2,371,787,055
Fidelity Series International Small Cap Fund	594,583,372	7,245,635	9,619,407	--	16,758	(18,275,509)	573,950,849
Fidelity Series International Value Fund	2,404,694,160	30,294,115	32,121,974	--	(780,617)	(68,101,823)	2,333,983,861
Fidelity Series Intrinsic Opportunities Fund	2,568,837,729	33,709,870	19,571,781	--	(269,006)	50,030,132	2,632,736,944
Fidelity Series Investment Grade Bond Fund	4,977,920,975	197,351,239	222,874,376	34,980,022	(6,118,745)	(24,665,877)	4,921,613,216
Fidelity Series Large Cap Value Index Fund	652,413,502	8,589,672	9,819,428	--	(92,637)	8,032,139	659,123,248
Fidelity Series Long-Term Treasury Bond Index Fund	706,504,608	503,688,279	7,957,544	6,213,147	(79,860)	1,953,846	1,204,109,329
Fidelity Series Opportunistic Insights Fund	1,140,294,140	14,976,826	24,129,484	--	647,546	68,999,324	1,200,788,352
Fidelity Series Real Estate Equity Fund	205,077,929	680,015	212,531,811	485,076	14,711,673	(7,937,806)	--
Fidelity Series Real Estate Income Fund	139,377,400	4,127,921	2,004,818	2,236,485	(20,509)	2,268,899	143,748,893
Fidelity Series Short-Term Credit Fund	88,680,442	2,028,670	1,451,428	492,098	(9,896)	(80,771)	89,167,017
Fidelity Series Small Cap Discovery Fund	310,348,477	22,703,264	6,923,693	18,659,360	(137,977)	(6,442,032)	319,548,039
Fidelity Series Small Cap Opportunities Fund	947,696,222	12,194,087	42,874,090	--	3,752,226	54,201,668	974,970,113
Fidelity Series Stock Selector Large Cap Value Fund	1,777,139,590	23,345,387	61,607,524	--	(1,042,918)	30,002,042	1,767,836,577
Fidelity Series Value Discovery Fund	1,262,780,275	16,656,290	22,105,281	--	(199,778)	19,732,369	1,276,863,875
Total	$31,934,876,930	$1,309,473,609	$1,291,549,395	$86,933,043	$135,705,678	$112,375,610	$32,200,882,432

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$10,971,444	$--	$10,971,444	$--
Domestic Equity Funds	16,461,217,534	16,461,217,534	--	--
International Equity Funds	7,857,154,730	7,857,154,730	--	--
Bond Funds	7,254,527,530	7,254,527,530	--	--
Short-Term Funds	648,337,446	648,337,446	--	--
Total Investments in Securities:	$32,232,208,684	$32,221,237,240	$10,971,444	$--
Derivative Instruments:
Assets
Futures Contracts	$4,090,603	$4,090,603	$--	$--
Total Assets	$4,090,603	$4,090,603	$--	$--
Liabilities
Futures Contracts	$(2,950,542)	$(2,950,542)	$--	$--
Total Liabilities	$(2,950,542)	$(2,950,542)	$--	$--
Total Derivative Instruments:	$1,140,061	$1,140,061	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2035 Fund

June 30, 2018

F35-QTLY-0818
1.818371.113

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.79% to 1.88% 8/2/18 to 8/30/18 (a)
(Cost $10,947,456)	10,970,000	10,948,200
	Shares	Value

Domestic Equity Funds - 59.9%
Fidelity Series 100 Index Fund (b)	12,011,896	$212,730,679
Fidelity Series All-Sector Equity Fund (b)	66,151,569	838,801,901
Fidelity Series Blue Chip Growth Fund (b)	56,612,196	890,509,840
Fidelity Series Commodity Strategy Fund (b)	90,365,307	491,587,271
Fidelity Series Growth & Income Fund (b)	120,727,638	1,902,667,574
Fidelity Series Growth Company Fund (b)	96,301,804	1,791,213,549
Fidelity Series Intrinsic Opportunities Fund (b)	115,161,674	2,121,278,030
Fidelity Series Large Cap Value Index Fund (b)	42,434,528	529,582,906
Fidelity Series Opportunistic Insights Fund (b)	52,188,850	971,756,396
Fidelity Series Small Cap Discovery Fund (b)	21,262,105	256,633,606
Fidelity Series Small Cap Opportunities Fund (b)	52,172,290	789,366,755
Fidelity Series Stock Selector Large Cap Value Fund (b)	113,124,550	1,420,844,345
Fidelity Series Value Discovery Fund (b)	77,897,204	1,022,790,294
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,148,178,679)		13,239,763,146

International Equity Funds - 28.2%
Fidelity Series Canada Fund (b)	18,345,435	194,094,702
Fidelity Series Emerging Markets Opportunities Fund (b)	91,850,270	1,825,064,857
Fidelity Series International Growth Fund (b)	117,257,654	1,887,848,226
Fidelity Series International Small Cap Fund (b)	25,044,787	452,058,405
Fidelity Series International Value Fund (b)	181,599,820	1,861,398,155
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,069,666,315)		6,220,464,345

Bond Funds - 9.9%
Fidelity Series Emerging Markets Debt Fund (b)	14,182,214	134,872,853
Fidelity Series Floating Rate High Income Fund (b)	5,113,834	48,428,005
Fidelity Series High Income Fund (b)	31,279,769	297,470,608
Fidelity Series Inflation-Protected Bond Index Fund (b)	18,177,420	177,411,617
Fidelity Series International Credit Fund (b)	1,020,723	10,003,082
Fidelity Series Investment Grade Bond Fund (b)	55,038,228	602,668,599
Fidelity Series Long-Term Treasury Bond Index Fund (b)	96,969,315	828,117,952
Fidelity Series Real Estate Income Fund (b)	8,851,631	96,394,261
TOTAL BOND FUNDS
(Cost $2,231,430,779)		2,195,366,977

Short-Term Funds - 2.0%
Fidelity Cash Central Fund, 1.93% (c)	11,155,530	11,157,761
Fidelity Series Government Money Market Fund 1.96% (b)(d)	369,322,441	369,322,441
Fidelity Series Short-Term Credit Fund (b)	6,572,771	64,741,790
TOTAL SHORT-TERM FUNDS
(Cost $445,981,070)		445,221,992
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $17,906,204,299)		22,111,764,660
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(11,892,129)
NET ASSETS - 100%		$22,099,872,531

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	170	Sept. 2018	$16,620,900	$(498,951)	$(498,951)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	827	Sept. 2018	43,967,455	(2,462,452)	(2,462,452)
TOTAL EQUITY INDEX CONTRACTS					(2,961,403)
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	35	Sept. 2018	4,206,563	35,473	35,473
CBOT 2-Year U.S. Treasury Note Contracts (United States)	21	Sept. 2018	4,448,391	(16,447)	(16,447)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	59	Sept. 2018	6,703,414	50,302	50,302
CBOT Long Term U.S. Treasury Bond Contracts (United States)	26	Sept. 2018	3,770,000	118,366	118,366
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	42	Sept. 2018	6,701,625	257,157	257,157
TOTAL TREASURY CONTRACTS					444,851

TOTAL PURCHASED					(2,516,552)

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	944	Sept. 2018	128,459,520	2,560,878	2,560,878
TOTAL FUTURES CONTRACTS					$44,326

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $8,591,794.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	28,118
Total	$28,118

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$418,817,851	$58	$220,299,348	$--	$72,292,198	$(58,080,080)	$212,730,679
Fidelity Series All-Sector Equity Fund	805,615,379	15,442,342	14,110,999	--	(118,365)	31,973,544	838,801,901
Fidelity Series Blue Chip Growth Fund	832,667,609	15,859,234	42,494,607	--	4,232,277	80,245,327	890,509,840
Fidelity Series Canada Fund	185,991,221	3,416,018	2,646,779	--	(53,565)	7,387,807	194,094,702
Fidelity Series Commodity Strategy Fund	453,122,550	42,824,158	4,072,255	--	(157,003)	(130,179)	491,587,271
Fidelity Series Emerging Markets Debt Fund	140,311,483	4,461,424	1,867,302	2,050,324	(108,565)	(7,924,187)	134,872,853
Fidelity Series Emerging Markets Opportunities Fund	1,945,942,220	141,214,482	82,472,490	--	10,685,187	(190,304,542)	1,825,064,857
Fidelity Series Floating Rate High Income	47,711,855	1,635,537	714,315	630,952	(9,881)	(195,191)	48,428,005
Fidelity Series Government Money Market	352,943,664	59,998,484	43,619,707	1,630,238	--	--	369,322,441
Fidelity Series Growth & Income Fund	1,821,590,263	45,528,434	28,564,514	8,628,854	54,889	64,058,502	1,902,667,574
Fidelity Series Growth Company Fund	1,693,158,763	32,008,861	34,763,024	--	365,271	100,443,678	1,791,213,549
Fidelity Series High Income Fund	298,102,772	9,535,855	9,529,777	4,377,553	(206,591)	(431,651)	297,470,608
Fidelity Series Inflation-Protected Bond	174,598,700	4,181,299	2,464,867	123,702	(3,004)	1,099,489	177,411,617
Fidelity Series International Credit Fund	10,076,621	58,857	--	58,856	--	(132,396)	10,003,082
Fidelity Series International Growth Fund	1,868,762,602	41,202,938	16,152,811	--	(89,548)	(5,874,955)	1,887,848,226
Fidelity Series International Small Cap Fund	466,280,560	8,290,668	8,182,165	--	44,715	(14,375,373)	452,058,405
Fidelity Series International Value Fund	1,895,917,767	36,330,687	16,086,291	--	(261,784)	(54,502,224)	1,861,398,155
Fidelity Series Intrinsic Opportunities Fund	2,060,082,541	39,331,486	17,999,555	--	(621,379)	40,484,937	2,121,278,030
Fidelity Series Investment Grade Bond Fund	615,546,408	77,897,677	86,747,953	4,591,952	(2,691,930)	(1,335,603)	602,668,599
Fidelity Series Large Cap Value Index Fund	522,138,865	9,933,878	8,843,325	--	(100,409)	6,453,897	529,582,906
Fidelity Series Long-Term Treasury Bond	491,792,423	339,872,685	4,955,801	4,259,210	1,028	1,407,617	828,117,952
Fidelity Series Opportunistic Insights Fund	912,528,026	17,535,753	14,215,334	--	28,210	55,879,741	971,756,396
Fidelity Series Real Estate Equity Fund	164,451,251	839,371	170,955,908	599,773	6,052,433	(387,147)	--
Fidelity Series Real Estate Income Fund	92,891,573	3,387,772	1,392,153	1,499,587	(10,394)	1,517,463	96,394,261
Fidelity Series Short-Term Credit Fund	63,956,869	1,897,900	1,047,336	356,491	(8,016)	(57,627)	64,741,790
Fidelity Series Small Cap Discovery Fund	246,110,044	19,621,041	3,804,432	14,889,900	(113,780)	(5,179,267)	256,633,606
Fidelity Series Small Cap Opportunities Fund	755,904,140	14,277,850	27,192,472	--	1,070,106	45,307,131	789,366,755
Fidelity Series Stock Selector Large Cap	1,415,005,805	27,134,095	44,347,218	--	(1,125,559)	24,177,222	1,420,844,345
Fidelity Series Value Discovery Fund	1,003,212,077	19,467,088	15,413,857	--	(211,388)	15,736,374	1,022,790,294
	$21,755,231,902	$1,033,185,932	$924,956,595	$43,697,392	$88,935,153	$137,262,307	$22,089,658,699

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$10,948,200	$--	$10,948,200	$--
Domestic Equity Funds	13,239,763,146	13,239,763,146	--	--
International Equity Funds	6,220,464,345	6,220,464,345	--	--
Bond Funds	2,195,366,977	2,195,366,977	--	--
Short-Term Funds	445,221,992	445,221,992	--	--
Total Investments in Securities:	$22,111,764,660	$22,100,816,460	$10,948,200	$--
Derivative Instruments:
Assets
Futures Contracts	$3,022,176	$3,022,176	$--	$--
Total Assets	$3,022,176	$3,022,176	$--	$--
Liabilities
Futures Contracts	$(2,977,850)	$(2,977,850)	$--	$--
Total Liabilities	$(2,977,850)	$(2,977,850)	$--	$--
Total Derivative Instruments:	$44,326	$44,326	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2040 Fund

June 30, 2018

F40-QTLY-0818
1.818372.113

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.79% to 1.88% 8/2/18 to 8/30/18 (a)
(Cost $13,176,572)	13,210,000	13,177,531
	Shares	Value

Domestic Equity Funds - 62.2%
Fidelity Series 100 Index Fund (b)	19,156,638	$339,264,067
Fidelity Series All-Sector Equity Fund (b)	69,699,755	883,792,896
Fidelity Series Blue Chip Growth Fund (b)	60,379,596	949,771,053
Fidelity Series Commodity Strategy Fund (b)	92,879,205	505,262,877
Fidelity Series Growth & Income Fund (b)	127,412,541	2,008,021,648
Fidelity Series Growth Company Fund (b)	101,584,135	1,889,464,917
Fidelity Series Intrinsic Opportunities Fund (b)	121,639,680	2,240,602,914
Fidelity Series Large Cap Value Index Fund (b)	44,571,836	556,256,515
Fidelity Series Opportunistic Insights Fund (b)	55,018,849	1,024,450,974
Fidelity Series Small Cap Discovery Fund (b)	22,204,767	268,011,538
Fidelity Series Small Cap Opportunities Fund (b)	55,526,458	840,115,309
Fidelity Series Stock Selector Large Cap Value Fund (b)	120,338,063	1,511,446,074
Fidelity Series Value Discovery Fund (b)	82,374,304	1,081,574,612
TOTAL DOMESTIC EQUITY FUNDS
(Cost $10,726,169,915)		14,098,035,394

International Equity Funds - 29.1%
Fidelity Series Canada Fund (b)	19,366,592	204,898,544
Fidelity Series Emerging Markets Opportunities Fund (b)	97,220,178	1,931,764,935
Fidelity Series International Growth Fund (b)	124,720,866	2,008,005,942
Fidelity Series International Small Cap Fund (b)	26,616,827	480,433,736
Fidelity Series International Value Fund (b)	193,242,793	1,980,738,627
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $5,376,535,922)		6,605,841,784

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (b)	14,553,984	138,408,387
Fidelity Series Floating Rate High Income Fund (b)	5,227,322	49,502,743
Fidelity Series High Income Fund (b)	31,532,110	299,870,364
Fidelity Series Inflation-Protected Bond Index Fund (b)	18,550,826	181,056,066
Fidelity Series International Credit Fund (b)	991,172	9,713,486
Fidelity Series Investment Grade Bond Fund (b)	9,268,452	101,489,552
Fidelity Series Long-Term Treasury Bond Index Fund (b)	79,822,145	681,681,118
Fidelity Series Real Estate Income Fund (b)	9,172,918	99,893,074
TOTAL BOND FUNDS
(Cost $1,590,593,318)		1,561,614,790

Short-Term Funds - 1.8%
Fidelity Cash Central Fund, 1.93% (c)	1,775,507	1,775,862
Fidelity Series Government Money Market Fund 1.96% (b)(d)	331,596,065	331,596,065
Fidelity Series Short-Term Credit Fund (b)	6,721,235	66,204,163
TOTAL SHORT-TERM FUNDS
(Cost $400,350,841)		399,576,090
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $18,106,826,568)		22,678,245,589
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(11,932,508)
NET ASSETS - 100%		$22,666,313,081

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	413	Sept. 2018	$40,379,010	$(1,212,231)	$(1,212,231)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,131	Sept. 2018	60,129,615	(3,386,628)	(3,386,628)
TOTAL PURCHASED					$(4,598,859)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	973	Sept. 2018	132,405,840	2,639,549	2,639,549
TOTAL FUTURES CONTRACTS					$(1,959,310)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $10,370,991.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,185
Total	$13,185

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$443,201,000	$36	$118,824,997	$--	$38,168,109	$(23,280,081)	$339,264,067
Fidelity Series All-Sector Equity Fund	852,293,455	14,170,890	16,265,827	--	(67,338)	33,661,716	883,792,896
Fidelity Series Blue Chip Growth Fund	880,936,658	14,684,031	34,861,351	--	3,014,670	85,997,045	949,771,053
Fidelity Series Canada Fund	196,369,345	3,132,028	2,341,355	--	(18,613)	7,757,139	204,898,544
Fidelity Series Commodity Strategy Fund	466,509,085	42,553,456	3,702,941	--	5,381	(102,104)	505,262,877
Fidelity Series Emerging Markets Debt Fund	144,474,691	4,249,417	2,056,008	2,108,467	(118,209)	(8,141,504)	138,408,387
Fidelity Series Emerging Markets Opportunities Fund	2,040,911,915	162,147,075	79,607,666	--	10,282,119	(201,968,508)	1,931,764,935
Fidelity Series Floating Rate High Income Fund	48,961,247	1,538,525	787,217	646,477	(11,496)	(198,316)	49,502,743
Fidelity Series Government Money Market Fund 1.96%	359,251,220	46,474,878	74,130,033	1,626,597	--	--	331,596,065
Fidelity Series Growth & Income Fund	1,927,084,035	45,483,716	32,380,630	9,126,871	202,926	67,631,601	2,008,021,648
Fidelity Series Growth Company Fund	1,792,770,541	29,374,841	39,341,948	--	991,664	105,669,819	1,889,464,917
Fidelity Series High Income Fund	309,170,419	9,069,332	17,728,078	4,503,326	(654,135)	12,826	299,870,364
Fidelity Series Inflation-Protected Bond Index Fund	179,663,816	2,981,186	2,714,239	127,086	16,466	1,108,837	181,056,066
Fidelity Series International Credit Fund	9,784,897	57,152	--	57,152	--	(128,563)	9,713,486
Fidelity Series International Growth Fund	1,977,736,139	51,963,576	15,434,887	--	8,157	(6,267,043)	2,008,005,942
Fidelity Series International Small Cap Fund	493,473,677	7,622,264	5,407,434	--	(95,503)	(15,159,268)	480,433,736
Fidelity Series International Value Fund	2,001,758,300	52,003,222	15,389,656	--	(133,127)	(57,500,112)	1,980,738,627
Fidelity Series Intrinsic Opportunities Fund	2,182,350,576	36,192,201	20,205,915	--	(670,262)	42,936,314	2,240,602,914
Fidelity Series Investment Grade Bond Fund	106,425,476	2,316,847	6,607,738	717,274	(129,586)	(515,447)	101,489,552
Fidelity Series Large Cap Value Index Fund	549,397,749	9,222,713	9,057,536	--	(110,982)	6,804,571	556,256,515
Fidelity Series Long-Term Treasury Bond Index Fund	501,632,815	184,370,455	4,243,981	4,255,783	(1,641)	(76,530)	681,681,118
Fidelity Series Opportunistic Insights Fund	965,411,695	16,076,617	16,136,274	--	162,072	58,936,864	1,024,450,974
Fidelity Series Real Estate Equity Fund	176,406,153	1,945,989	185,854,727	1,804,383	8,722,617	(1,220,032)	--
Fidelity Series Real Estate Income Fund	96,629,351	3,233,279	1,533,632	1,556,505	(4,390)	1,568,466	99,893,074
Fidelity Series Short-Term Credit Fund	65,675,427	1,726,872	1,130,856	365,441	(7,512)	(59,768)	66,204,163
Fidelity Series Small Cap Discovery Fund	257,910,452	19,914,380	4,301,631	15,566,375	(98,521)	(5,413,142)	268,011,538
Fidelity Series Small Cap Opportunities Fund	796,470,742	13,094,124	18,273,728	--	543,095	48,281,076	840,115,309
Fidelity Series Stock Selector Large Cap Value Fund	1,499,209,905	25,237,206	37,367,916	--	(930,483)	25,297,362	1,511,446,074
Fidelity Series Value Discovery Fund	1,063,662,736	18,998,685	17,554,860	--	(481,589)	16,949,640	1,081,574,612
Total	$22,385,533,517	$819,834,993	$783,243,061	$42,461,737	$58,583,889	$182,582,858	$22,663,292,196

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$13,177,531	$--	$13,177,531	$--
Domestic Equity Funds	14,098,035,394	14,098,035,394	--	--
International Equity Funds	6,605,841,784	6,605,841,784	--	--
Bond Funds	1,561,614,790	1,561,614,790	--	--
Short-Term Funds	399,576,090	399,576,090	--	--
Total Investments in Securities:	$22,678,245,589	$22,665,068,058	$13,177,531	$--
Derivative Instruments:
Assets
Futures Contracts	$2,639,549	$2,639,549	$--	$--
Total Assets	$2,639,549	$2,639,549	$--	$--
Liabilities
Futures Contracts	$(4,598,859)	$(4,598,859)	$--	$--
Total Liabilities	$(4,598,859)	$(4,598,859)	$--	$--
Total Derivative Instruments:	$(1,959,310)	$(1,959,310)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2045 Fund

June 30, 2018

F45-QTLY-0818
1.833436.112

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.79% to 1.88% 8/2/18 to 8/30/18 (a)
(Cost $7,909,861)	7,930,000	7,910,437
	Shares	Value

Domestic Equity Funds - 62.2%
Fidelity Series 100 Index Fund (b)	11,400,861	$201,909,253
Fidelity Series All-Sector Equity Fund (b)	41,948,187	531,903,013
Fidelity Series Blue Chip Growth Fund (b)	36,273,479	570,581,824
Fidelity Series Commodity Strategy Fund (b)	55,855,014	303,851,276
Fidelity Series Growth & Income Fund (b)	76,628,327	1,207,662,434
Fidelity Series Growth Company Fund (b)	61,020,160	1,134,974,981
Fidelity Series Intrinsic Opportunities Fund (b)	72,846,363	1,341,830,009
Fidelity Series Large Cap Value Index Fund (b)	26,804,040	334,514,423
Fidelity Series Opportunistic Insights Fund (b)	33,078,293	615,917,817
Fidelity Series Small Cap Discovery Fund (b)	13,341,522	161,032,171
Fidelity Series Small Cap Opportunities Fund (b)	33,366,743	504,838,827
Fidelity Series Stock Selector Large Cap Value Fund (b)	72,451,370	909,989,203
Fidelity Series Value Discovery Fund (b)	49,519,151	650,186,458
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,569,982,120)		8,469,191,689

International Equity Funds - 29.1%
Fidelity Series Canada Fund (b)	11,635,280	123,101,264
Fidelity Series Emerging Markets Opportunities Fund (b)	58,479,153	1,161,980,769
Fidelity Series International Growth Fund (b)	74,941,264	1,206,554,356
Fidelity Series International Small Cap Fund (b)	15,990,949	288,636,635
Fidelity Series International Value Fund (b)	116,114,793	1,190,176,629
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $3,284,390,722)		3,970,449,653

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (b)	8,625,975	82,033,024
Fidelity Series Floating Rate High Income Fund (b)	3,177,339	30,089,400
Fidelity Series High Income Fund (b)	18,896,483	179,705,552
Fidelity Series Inflation-Protected Bond Index Fund (b)	11,159,726	108,918,930
Fidelity Series International Credit Fund (b)	594,308	5,824,216
Fidelity Series Investment Grade Bond Fund (b)	5,568,376	60,973,715
Fidelity Series Long-Term Treasury Bond Index Fund (b)	47,956,310	409,546,889
Fidelity Series Real Estate Income Fund (b)	5,431,989	59,154,355
TOTAL BOND FUNDS
(Cost $952,042,264)		936,246,081

Short-Term Funds - 1.8%
Fidelity Cash Central Fund, 1.93% (c)	977,642	977,838
Fidelity Series Government Money Market Fund 1.96% (b)(d)	199,178,835	199,178,835
Fidelity Series Short-Term Credit Fund (b)	4,125,354	40,634,736
TOTAL SHORT-TERM FUNDS
(Cost $241,254,805)		240,791,409
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $11,055,579,772)		13,624,589,269
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,104,621)
NET ASSETS - 100%		$13,617,484,648

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	244	Sept. 2018	$23,855,880	$(716,227)	$(716,227)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	673	Sept. 2018	35,780,045	(2,014,823)	(2,014,823)

TOTAL PURCHASED					(2,731,050)

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	570	Sept. 2018	77,565,600	1,546,293	1,546,293
TOTAL FUTURES CONTRACTS					$(1,184,757)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,122,895.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,803
Total	$7,803

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$263,182,195	$1,341	$70,114,681	$--	$18,088,706	$(9,248,308)	$201,909,253
Fidelity Series All-Sector Equity Fund	507,057,960	13,373,266	8,612,695	--	(103,119)	20,187,601	531,903,013
Fidelity Series Blue Chip Growth Fund	524,034,296	13,882,828	20,663,374	--	959,683	52,368,391	570,581,824
Fidelity Series Canada Fund	116,819,435	2,974,791	1,309,823	--	(3,275)	4,620,136	123,101,264
Fidelity Series Commodity Strategy Fund	278,070,063	27,571,632	1,670,642	--	(13,775)	(106,002)	303,851,276
Fidelity Series Emerging Markets Debt Fund	84,775,451	3,275,523	1,141,512	1,244,030	(76,620)	(4,799,818)	82,033,024
Fidelity Series Emerging Markets Opportunities Fund	1,214,195,749	108,008,255	45,525,048	--	3,942,768	(118,640,955)	1,161,980,769
Fidelity Series Floating Rate High Income Fund	29,413,979	1,237,267	434,416	390,862	(2,022)	(125,408)	30,089,400
Fidelity Series Government Money Market Fund 1.96%	212,944,275	29,811,683	43,577,123	973,096	--	--	199,178,835
Fidelity Series Growth & Income Fund	1,146,756,357	38,170,590	17,769,364	5,440,039	(98,168)	40,603,019	1,207,662,434
Fidelity Series Growth Company Fund	1,066,317,020	27,932,431	23,003,138	--	(38,174)	63,766,842	1,134,974,981
Fidelity Series High Income Fund	182,802,662	6,996,828	9,703,678	2,680,670	(329,573)	(60,687)	179,705,552
Fidelity Series Inflation-Protected Bond Fund	107,538,333	2,769,149	2,064,064	76,215	(3,750)	679,262	108,918,930
Fidelity Series International Credit Fund	5,867,034	34,268	--	34,269	--	(77,086)	5,824,216
Fidelity Series International Growth Fund	1,176,177,691	41,003,243	6,792,669	--	21,475	(3,855,384)	1,206,554,356
Fidelity Series International Small Cap Fund	293,469,300	7,181,210	2,842,916	--	(72,212)	(9,098,747)	288,636,635
Fidelity Series International Value Fund	1,190,569,587	41,090,744	6,764,066	--	(150,556)	(34,569,080)	1,190,176,629
Fidelity Series Intrinsic Opportunities Fund	1,296,043,058	34,339,114	13,615,039	--	(468,413)	25,531,289	1,341,830,009
Fidelity Series Investment Grade Bond Fund	63,493,715	1,940,694	4,077,781	428,980	(79,389)	(303,524)	60,973,715
Fidelity Series Large Cap Value Index Fund	326,476,656	9,019,140	4,956,155	--	(79,209)	4,053,991	334,514,423
Fidelity Series Long-Term Treasury Bond Index Fund	298,749,888	112,840,342	2,054,340	2,558,804	(3,590)	14,589	409,546,889
Fidelity Series Opportunistic Insights Fund	574,264,670	15,271,614	8,928,947	--	(59,831)	35,370,311	615,917,817
Fidelity Series Real Estate Equity Fund	104,846,888	1,163,812	110,503,752	1,022,178	2,026,500	2,466,552	--
Fidelity Series Real Estate Income Fund	56,559,805	2,510,176	839,245	919,474	3,283	920,336	59,154,355
Fidelity Series Short-Term Credit Fund	39,780,377	1,526,545	631,133	222,876	(4,299)	(36,754)	40,634,736
Fidelity Series Small Cap Discovery Fund	153,285,060	13,464,375	2,366,329	9,343,718	(96,894)	(3,254,041)	161,032,171
Fidelity Series Small Cap Opportunities Fund	473,946,400	12,442,069	10,738,652	--	119,571	29,069,439	504,838,827
Fidelity Series Stock Selector Large Cap Value Fund	892,343,372	23,745,044	20,607,512	--	(720,209)	15,228,508	909,989,203
Fidelity Series Value Discovery Fund	633,054,295	16,938,350	9,606,789	--	(345,821)	10,146,423	650,186,458
	$13,312,835,571	$610,516,324	$450,914,883	$25,335,211	$22,413,087	$120,850,895	$13,615,700,994

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$7,910,437	$--	$7,910,437	$--
Domestic Equity Funds	8,469,191,689	8,469,191,689	--	--
International Equity Funds	3,970,449,653	3,970,449,653	--	--
Bond Funds	936,246,081	936,246,081	--	--
Short-Term Funds	240,791,409	240,791,409	--	--
Total Investments in Securities:	$13,624,589,269	$13,616,678,832	$7,910,437	$--
Derivative Instruments:
Assets
Futures Contracts	$1,546,293	$1,546,293	$--	$--
Total Assets	$1,546,293	$1,546,293	$--	$--
Liabilities
Futures Contracts	$(2,731,050)	$(2,731,050)	$--	$--
Total Liabilities	$(2,731,050)	$(2,731,050)	$--	$--
Total Derivative Instruments:	$(1,184,757)	$(1,184,757)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.} The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® Income Fund

June 30, 2018

AFF-QTLY-0818
1.818360.113

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.79% to 1.88% 8/2/18 to 8/30/18 (a)
(Cost $29,937)	30,000	29,939
	Shares	Value

Domestic Equity Funds - 14.3%
Fidelity Advisor Series Equity Growth Fund (b)	213,339	$3,065,683
Fidelity Advisor Series Equity Value Fund (b)	268,164	3,405,684
Fidelity Advisor Series Growth & Income Fund (b)	339,906	5,285,535
Fidelity Advisor Series Growth Opportunities Fund (b)	152,851	2,321,812
Fidelity Advisor Series Opportunistic Insights Fund (b)	148,996	2,859,228
Fidelity Advisor Series Small Cap Fund (b)	120,539	1,468,170
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	271,441	3,444,582
Fidelity Series 100 Index Fund (b)	597	10,579
Fidelity Series All-Sector Equity Fund (b)	161,860	2,052,382
Fidelity Series Commodity Strategy Fund (b)	905,488	4,925,853
Fidelity Series Large Cap Value Index Fund (b)	45,796	571,537
Fidelity Series Small Cap Opportunities Fund (b)	121,737	1,841,881
TOTAL DOMESTIC EQUITY FUNDS
(Cost $23,971,540)		31,252,926

International Equity Funds - 8.4%
Fidelity Series Canada Fund (b)	50,723	536,649
Fidelity Series Emerging Markets Opportunities Fund (b)	304,421	6,048,845
Fidelity Series International Growth Fund (b)	328,325	5,286,036
Fidelity Series International Small Cap Fund (b)	69,641	1,257,014
Fidelity Series International Value Fund (b)	514,394	5,272,541
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $13,203,075)		18,401,085

Bond Funds - 49.6%
Fidelity Series Emerging Markets Debt Fund (b)	170,704	1,623,395
Fidelity Series Floating Rate High Income Fund (b)	57,671	546,143
Fidelity Series High Income Fund (b)	300,116	2,854,105
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,573,987	15,362,111
Fidelity Series International Credit Fund (b)	11,276	110,502
Fidelity Series Investment Grade Bond Fund (b)	7,450,287	81,580,640
Fidelity Series Long-Term Treasury Bond Index Fund (b)	611,980	5,226,307
Fidelity Series Real Estate Income Fund (b)	96,915	1,055,401
TOTAL BOND FUNDS
(Cost $108,254,194)		108,358,604

Short-Term Funds - 27.8%
Fidelity Cash Central Fund, 1.93% (c)	79,496	79,512
Fidelity Series Government Money Market Fund 1.96% (b)(d)	48,517,881	48,517,881
Fidelity Series Short-Term Credit Fund (b)	1,230,482	12,120,246
TOTAL SHORT-TERM FUNDS
(Cost $60,837,218)		60,717,639
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $206,295,964)		218,760,193
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(122,216)
NET ASSETS - 100%		$218,637,977

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1	Sept. 2018	$97,770	$(2,952)	$(2,952)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2	Sept. 2018	272,160	5,426	5,426
TOTAL FUTURES CONTRACTS					$2,474

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.1%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $29,939.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$226
Total	$226

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$2,986,272	$196,872	$311,618	$--	$13,789	$180,368	$3,065,683
Fidelity Advisor Series Equity Value Fund	3,441,952	231,010	323,276	--	(1,687)	57,685	3,405,684
Fidelity Advisor Series Growth & Income Fund	5,267,197	383,181	556,015	24,907	13,204	177,968	5,285,535
Fidelity Advisor Series Growth Opportunities Fund	1,963,092	130,155	83,809	--	1,944	310,430	2,321,812
Fidelity Advisor Series Opportunistic Insights Fund	2,809,288	183,580	336,812	--	16,767	186,405	2,859,228
Fidelity Advisor Series Small Cap Fund	1,497,643	117,421	184,528	--	3,703	33,931	1,468,170
Fidelity Advisor Series Stock Selector Large Cap Value Fund	3,474,257	232,755	310,481	--	(3,345)	51,396	3,444,582
Fidelity Series 100 Index Fund	1,480,375	--	1,541,021	--	962,378	(891,153)	10,579
Fidelity Series All-Sector Equity Fund	2,050,720	136,465	217,462	--	(332)	82,991	2,052,382
Fidelity Series Canada Fund	536,118	33,593	54,361	--	187	21,112	536,649
Fidelity Series Commodity Strategy Fund	4,537,656	597,979	211,541	--	(3,068)	4,827	4,925,853
Fidelity Series Large Cap Value Index Fund	585,207	38,472	59,421	--	2,552	4,727	571,537
Fidelity Series Emerging Markets Debt Fund	1,670,287	105,902	56,388	24,583	(1,509)	(94,897)	1,623,395
Fidelity Series Emerging Markets Opportunities Fund	6,576,903	396,543	303,935	--	(6,226)	(614,440)	6,048,845
Fidelity Series Floating Rate High Income Fund	531,740	39,340	22,632	7,091	(34)	(2,271)	546,143
Fidelity Series Government Money Market Fund 1.96%	49,380,363	5,249,081	6,111,563	231,895	--	--	48,517,881
Fidelity Series High Income Fund	3,122,185	215,381	478,425	43,675	(17,179)	12,143	2,854,105
Fidelity Series Inflation-Protected Bond Index Fund	8,056,431	7,554,480	319,693	6,284	604	70,289	15,362,111
Fidelity Series International Credit Fund	111,314	1,375	--	650	--	(2,187)	110,502
Fidelity Series International Growth Fund	5,569,432	343,327	609,824	--	53,228	(70,127)	5,286,036
Fidelity Series International Small Cap Fund	1,385,201	113,747	200,776	--	23,176	(64,334)	1,257,014
Fidelity Series International Value Fund	5,462,228	344,193	373,172	--	(4,501)	(156,207)	5,272,541
Fidelity Series Investment Grade Bond Fund	81,183,581	6,574,354	5,670,126	574,313	(15,540)	(491,629)	81,580,640
Fidelity Series Long-Term Treasury Bond Index Fund	4,509,835	1,848,783	1,125,952	27,151	(42,005)	35,646	5,226,307
Fidelity Series Real Estate Equity Fund	358,281	5,201	378,004	4,736	63,967	(49,445)	--
Fidelity Series Real Estate Income Fund	1,049,918	79,708	90,384	16,514	(621)	16,780	1,055,401
Fidelity Series Short-Term Credit Fund	12,143,757	861,403	872,381	68,392	(4,621)	(7,912)	12,120,246
Fidelity Series Small Cap Opportunities Fund	1,815,589	118,268	205,393	--	38,135	75,282	1,841,881
Total	$213,556,822	$26,132,569	$21,008,993	$1,030,191	$1,092,966	$(1,122,622)	$218,650,742

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$29,939	$--	$29,939	$--
Domestic Equity Funds	31,252,926	31,252,926	--	--
International Equity Funds	18,401,085	18,401,085	--	--
Bond Funds	108,358,604	108,358,604	--	--
Short-Term Funds	60,717,639	60,717,639	--	--
Total Investments in Securities:	$218,760,193	$218,730,254	$29,939	$--
Derivative Instruments:
Assets
Futures Contracts	$5,426	$5,426	$--	$--
Total Assets	$5,426	$5,426	$--	$--
Liabilities
Futures Contracts	$(2,952)	$(2,952)	$--	$--
Total Liabilities	$(2,952)	$(2,952)	$--	$--
Total Derivative Instruments:	$2,474	$2,474	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund and Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2005 Fund

June 30, 2018

AFF5-QTLY-0818
1.818350.113

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.79% to 1.88% 8/2/18 to 8/30/18 (a)
(Cost $39,906)	40,000	39,909
	Shares	Value

Domestic Equity Funds - 20.6%
Fidelity Advisor Series Equity Growth Fund (b)	280,850	$4,035,821
Fidelity Advisor Series Equity Value Fund (b)	353,119	4,484,616
Fidelity Advisor Series Growth & Income Fund (b)	447,584	6,959,929
Fidelity Advisor Series Growth Opportunities Fund (b)	196,665	2,987,336
Fidelity Advisor Series Opportunistic Insights Fund (b)	196,142	3,763,967
Fidelity Advisor Series Small Cap Fund (b)	158,751	1,933,585
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	357,435	4,535,854
Fidelity Series 100 Index Fund (b)	740	13,108
Fidelity Series All-Sector Equity Fund (b)	213,123	2,702,401
Fidelity Series Commodity Strategy Fund (b)	782,066	4,254,440
Fidelity Series Large Cap Value Index Fund (b)	60,309	752,652
Fidelity Series Small Cap Opportunities Fund (b)	160,305	2,425,415
TOTAL DOMESTIC EQUITY FUNDS
(Cost $28,878,491)		38,849,124

International Equity Funds - 11.3%
Fidelity Series Canada Fund (b)	59,290	627,289
Fidelity Series Emerging Markets Opportunities Fund (b)	345,635	6,867,759
Fidelity Series International Growth Fund (b)	383,797	6,179,131
Fidelity Series International Small Cap Fund (b)	81,413	1,469,509
Fidelity Series International Value Fund (b)	601,307	6,163,396
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $15,046,516)		21,307,084

Bond Funds - 45.6%
Fidelity Series Emerging Markets Debt Fund (b)	147,548	1,403,178
Fidelity Series Floating Rate High Income Fund (b)	49,021	464,228
Fidelity Series High Income Fund (b)	261,885	2,490,530
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,165,275	11,373,087
Fidelity Series International Credit Fund (b)	10,716	105,019
Fidelity Series Investment Grade Bond Fund (b)	5,895,894	64,560,043
Fidelity Series Long-Term Treasury Bond Index Fund (b)	566,360	4,836,718
Fidelity Series Real Estate Income Fund (b)	83,689	911,368
TOTAL BOND FUNDS
(Cost $86,434,016)		86,144,171

Short-Term Funds - 22.6%
Fidelity Cash Central Fund, 1.93% (c)	75,427	75,442
Fidelity Series Government Money Market Fund 1.96% (b)(d)	34,147,270	34,147,270
Fidelity Series Short-Term Credit Fund (b)	862,561	8,496,227
TOTAL SHORT-TERM FUNDS
(Cost $42,812,530)		42,718,939
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $173,211,459)		189,059,227
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(101,341)
NET ASSETS - 100%		$188,957,886

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1	Sept. 2018	$97,770	$(2,952)	$(2,952)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	4	Sept. 2018	544,320	10,851	10,851
TOTAL FUTURES CONTRACTS					$7,899

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $39,909.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$234
Total	$234

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$4,047,155	$88,215	$356,188	$--	$24,400	$232,239	$4,035,821
Fidelity Advisor Series Equity Value Fund	4,664,011	103,696	358,272	--	43,747	31,434	4,484,616
Fidelity Advisor Series Growth & Income Fund	7,130,190	194,737	617,998	33,633	22,316	230,684	6,959,929
Fidelity Advisor Series Growth Opportunities Fund	2,658,831	57,838	136,060	--	21,593	385,134	2,987,336
Fidelity Advisor Series Opportunistic Insights Fund	3,789,230	82,339	374,775	--	79,542	187,631	3,763,967
Fidelity Advisor Series Small Cap Fund	2,027,176	43,777	186,899	--	25,139	24,392	1,933,585
Fidelity Advisor Series Stock Selector Large Cap Value Fund	4,707,725	104,573	341,406	--	32,986	31,976	4,535,854
Fidelity Series 100 Index Fund	2,007,990	--	2,074,629	--	1,063,135	(983,388)	13,108
Fidelity Series All-Sector Equity Fund	2,777,333	61,094	245,013	--	5,417	103,570	2,702,401
Fidelity Series Canada Fund	653,217	13,557	65,138	--	39	25,614	627,289
Fidelity Series Commodity Strategy Fund	4,089,262	390,889	234,026	--	(38,478)	46,793	4,254,440
Fidelity Series Emerging Markets Debt Fund	1,503,577	45,115	60,877	21,605	(1,511)	(83,126)	1,403,178
Fidelity Series Emerging Markets Opportunities Fund	7,766,630	226,228	408,760	--	52,850	(769,189)	6,867,759
Fidelity Series Floating Rate High Income Fund	475,597	15,952	25,365	6,157	(826)	(1,130)	464,228
Fidelity Series Government Money Market Fund 1.96%	35,857,816	3,191,234	4,901,780	165,769	--	--	34,147,270
Fidelity Series High Income Fund	2,929,758	90,334	525,678	39,414	(22,628)	18,744	2,490,530
Fidelity Series Inflation-Protected Bond Index Fund	6,471,850	5,160,232	309,709	4,815	(6,597)	57,311	11,373,087
Fidelity Series International Credit Fund	105,791	618	--	618	--	(1,390)	105,019
Fidelity Series International Growth Fund	6,768,564	137,853	706,845	--	216,649	(237,090)	6,179,131
Fidelity Series International Small Cap Fund	1,676,957	48,147	208,579	--	68,960	(115,976)	1,469,509
Fidelity Series International Value Fund	6,654,429	137,853	446,447	--	42,562	(225,001)	6,163,396
Fidelity Series Investment Grade Bond Fund	67,757,886	1,687,444	4,448,922	463,519	(72,137)	(364,228)	64,560,043
Fidelity Series Large Cap Value Index Fund	789,577	17,317	64,054	--	8,966	846	752,652
Fidelity Series Long-Term Treasury Bond Index Fund	4,133,151	1,525,935	815,769	26,160	(32,508)	25,909	4,836,718
Fidelity Series Real Estate Equity Fund	486,818	4,827	508,792	4,181	91,367	(74,220)	--
Fidelity Series Real Estate Income Fund	922,555	32,664	58,148	14,241	2,003	12,294	911,368
Fidelity Series Short-Term Credit Fund	8,765,987	231,237	492,163	47,730	(2,258)	(6,576)	8,496,227
Fidelity Series Small Cap Opportunities Fund	2,472,892	53,137	251,250	--	81,197	69,439	2,425,415
Total	$194,091,955	$13,746,842	$19,223,542	$827,842	$1,705,925	$(1,377,304)	$188,943,876

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$39,909	$--	$39,909	$--
Domestic Equity Funds	38,849,124	38,849,124	--	--
International Equity Funds	21,307,084	21,307,084	--	--
Bond Funds	86,144,171	86,144,171	--	--
Short-Term Funds	42,718,939	42,718,939	--	--
Total Investments in Securities:	$189,059,227	$189,019,318	$39,909	$--
Derivative Instruments:
Assets
Futures Contracts	$10,851	$10,851	$--	$--
Total Assets	$10,851	$10,851	$--	$--
Liabilities
Futures Contracts	$(2,952)	$(2,952)	$--	$--
Total Liabilities	$(2,952)	$(2,952)	$--	$--
Total Derivative Instruments:	$7,899	$7,899	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2010 Fund

June 30, 2018

AFF10-QTLY-0818
1.818354.113

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.79% to 1.88% 8/2/18 to 8/30/18 (a)
(Cost $119,702)	120,000	119,710
	Shares	Value

Domestic Equity Funds - 26.8%
Fidelity Advisor Series Equity Growth Fund (b)	921,102	$13,236,230
Fidelity Advisor Series Equity Value Fund (b)	1,155,966	14,680,773
Fidelity Advisor Series Growth & Income Fund (b)	1,467,996	22,827,335
Fidelity Advisor Series Growth Opportunities Fund (b)	628,262	9,543,298
Fidelity Advisor Series Opportunistic Insights Fund (b)	643,290	12,344,743
Fidelity Advisor Series Small Cap Fund (b)	520,775	6,343,035
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	1,164,068	14,772,023
Fidelity Series 100 Index Fund (b)	2,341	41,463
Fidelity Series All-Sector Equity Fund (b)	699,007	8,863,408
Fidelity Series Commodity Strategy Fund (b)	1,907,672	10,377,736
Fidelity Series Large Cap Value Index Fund (b)	197,807	2,468,630
Fidelity Series Small Cap Opportunities Fund (b)	525,886	7,956,657
TOTAL DOMESTIC EQUITY FUNDS
(Cost $91,917,804)		123,455,331

International Equity Funds - 14.1%
Fidelity Series Canada Fund (b)	187,567	1,984,455
Fidelity Series Emerging Markets Opportunities Fund (b)	1,042,744	20,719,327
Fidelity Series International Growth Fund (b)	1,184,679	19,073,327
Fidelity Series International Small Cap Fund (b)	251,486	4,539,320
Fidelity Series International Value Fund (b)	1,843,347	18,894,308
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $47,155,154)		65,210,737

Bond Funds - 41.4%
Fidelity Series Emerging Markets Debt Fund (b)	357,199	3,396,966
Fidelity Series Floating Rate High Income Fund (b)	118,043	1,117,866
Fidelity Series High Income Fund (b)	639,242	6,079,193
Fidelity Series Inflation-Protected Bond Index Fund (b)	2,357,945	23,013,545
Fidelity Series International Credit Fund (b)	25,754	252,385
Fidelity Series Investment Grade Bond Fund (b)	12,927,407	141,555,105
Fidelity Series Long-Term Treasury Bond Index Fund (b)	1,530,160	13,067,568
Fidelity Series Real Estate Income Fund (b)	204,001	2,221,570
TOTAL BOND FUNDS
(Cost $190,894,572)		190,704,198

Short-Term Funds - 17.8%
Fidelity Cash Central Fund, 1.93% (c)	136,443	136,470
Fidelity Series Government Money Market Fund 1.96% (b)(d)	65,675,055	65,675,055
Fidelity Series Short-Term Credit Fund (b)	1,639,716	16,151,205
TOTAL SHORT-TERM FUNDS
(Cost $82,150,290)		81,962,730
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $412,237,522)		461,452,706
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(273,981)
NET ASSETS - 100%		$461,178,725

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	3	Sept. 2018	$293,310	$(8,800)	$(8,800)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	12	Sept. 2018	1,632,960	32,554	32,554
TOTAL FUTURES CONTRACTS					$23,754

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,710.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$403
Total	$403

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$13,023,682	$73,478	$676,778	$--	$42,578	$773,270	$13,236,230
Fidelity Advisor Series Equity Value Fund	15,002,185	97,680	656,433	--	57,196	180,145	14,680,773
Fidelity Advisor Series Growth & Income Fund	22,959,845	239,991	1,174,544	107,438	43,091	758,952	22,827,335
Fidelity Advisor Series Growth Opportunities Fund	8,558,055	48,396	361,892	--	87,804	1,210,935	9,543,298
Fidelity Advisor Series Opportunistic Insights Fund	12,165,303	68,521	736,770	--	97,085	750,604	12,344,743
Fidelity Advisor Series Small Cap Fund	6,526,055	36,306	376,457	--	47,455	109,676	6,343,035
Fidelity Advisor Series Stock Selector Large Cap Value Fund	15,144,178	86,029	662,204	--	60,234	143,786	14,772,023
Fidelity Series 100 Index Fund	6,480,007	--	6,673,301	--	2,630,653	(2,395,896)	41,463
Fidelity Series All-Sector Equity Fund	8,936,502	54,858	474,193	--	(8,612)	354,853	8,863,408
Fidelity Series Canada Fund	1,983,826	10,584	86,675	--	(1,131)	77,851	1,984,455
Fidelity Series Commodity Strategy Fund	10,008,890	816,064	460,296	--	(28,883)	41,961	10,377,736
Fidelity Series Emerging Markets Debt Fund	3,656,577	67,262	122,334	52,217	(2,688)	(201,851)	3,396,966
Fidelity Series Emerging Markets Opportunities Fund	23,275,501	647,345	1,059,701	--	144,099	(2,287,917)	20,719,327
Fidelity Series Floating Rate High Income Fund	1,152,519	21,065	50,972	14,796	(1,797)	(2,949)	1,117,866
Fidelity Series Government Money Market Fund 1.96%	68,838,813	5,738,653	8,902,411	318,120	--	--	65,675,055
Fidelity Series High Income Fund	7,117,769	127,381	1,157,159	95,542	(49,592)	40,794	6,079,193
Fidelity Series Inflation-Protected Bond Index Fund	12,966,248	10,485,913	535,640	9,562	(22,637)	119,661	23,013,545
Fidelity Series International Credit Fund	254,240	3,139	--	1,485	--	(4,994)	252,385
Fidelity Series International Growth Fund	20,582,564	108,052	1,555,701	--	551,757	(613,345)	19,073,327
Fidelity Series International Small Cap Fund	5,097,991	115,596	529,533	--	174,166	(318,900)	4,539,320
Fidelity Series International Value Fund	20,222,495	108,052	880,396	--	111,049	(666,892)	18,894,308
Fidelity Series Investment Grade Bond Fund	150,574,589	1,795,238	9,875,322	1,017,398	(269,932)	(669,468)	141,555,105
Fidelity Series Large Cap Value Index Fund	2,542,533	15,885	120,417	--	20,530	10,099	2,468,630
Fidelity Series Long-Term Treasury Bond Index Fund	10,266,228	3,780,054	968,596	67,060	(37,261)	27,143	13,067,568
Fidelity Series Real Estate Equity Fund	1,572,454	13,345	1,630,379	11,220	280,304	(235,724)	--
Fidelity Series Real Estate Income Fund	2,235,813	46,603	95,846	34,801	3,980	31,020	2,221,570
Fidelity Series Short-Term Credit Fund	16,750,769	185,768	768,806	90,522	(7,413)	(9,113)	16,151,205
Fidelity Series Small Cap Opportunities Fund	7,960,899	44,334	526,229	--	181,750	295,903	7,956,657
Total	$475,856,530	$24,835,592	$41,118,985	$1,820,161	$4,103,785	$(2,480,396)	$461,196,526

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$119,710	$--	$119,710	$--
Domestic Equity Funds	123,455,331	123,455,331	--	--
International Equity Funds	65,210,737	65,210,737	--	--
Bond Funds	190,704,198	190,704,198	--	--
Short-Term Funds	81,962,730	81,962,730	--	--
Total Investments in Securities:	$461,452,706	$461,332,996	$119,710	$--
Derivative Instruments:
Assets
Futures Contracts	$32,554	$32,554	$--	$--
Total Assets	$32,554	$32,554	$--	$--
Liabilities
Futures Contracts	$(8,800)	$(8,800)	$--	$--
Total Liabilities	$(8,800)	$(8,800)	$--	$--
Total Derivative Instruments:	$23,754	$23,754	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2015 Fund

June 30, 2018

AFF15-QTLY-0818
1.818355.113

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.79% to 1.88% 8/2/18 to 8/30/18 (a)
(Cost $219,466)	220,000	219,482
	Shares	Value

Domestic Equity Funds - 33.4%
Fidelity Advisor Series Equity Growth Fund (b)	2,709,759	$38,939,238
Fidelity Advisor Series Equity Value Fund (b)	3,369,810	42,796,586
Fidelity Advisor Series Growth & Income Fund (b)	4,309,179	67,007,731
Fidelity Advisor Series Growth Opportunities Fund (b)	1,830,335	27,802,785
Fidelity Advisor Series Opportunistic Insights Fund (b)	1,899,060	36,442,969
Fidelity Advisor Series Small Cap Fund (b)	1,537,717	18,729,398
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	3,393,557	43,064,237
Fidelity Series 100 Index Fund (b)	249,323	4,415,503
Fidelity Series All-Sector Equity Fund (b)	2,058,202	26,097,999
Fidelity Series Commodity Strategy Fund (b)	4,469,489	24,314,018
Fidelity Series Large Cap Value Index Fund (b)	579,063	7,226,706
Fidelity Series Small Cap Opportunities Fund (b)	1,552,607	23,490,947
TOTAL DOMESTIC EQUITY FUNDS
(Cost $263,933,391)		360,328,117

International Equity Funds - 16.8%
Fidelity Series Canada Fund (b)	526,929	5,574,911
Fidelity Series Emerging Markets Opportunities Fund (b)	2,822,005	56,073,248
Fidelity Series International Growth Fund (b)	3,361,486	54,119,931
Fidelity Series International Small Cap Fund (b)	711,629	12,844,910
Fidelity Series International Value Fund (b)	5,182,706	53,122,740
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $129,110,169)		181,735,740

Bond Funds - 36.5%
Fidelity Series Emerging Markets Debt Fund (b)	812,239	7,724,395
Fidelity Series Floating Rate High Income Fund (b)	272,515	2,580,714
Fidelity Series High Income Fund (b)	1,522,567	14,479,611
Fidelity Series Inflation-Protected Bond Index Fund (b)	4,150,640	40,510,248
Fidelity Series International Credit Fund (b)	61,298	600,719
Fidelity Series Investment Grade Bond Fund (b)	26,673,423	292,073,983
Fidelity Series Long-Term Treasury Bond Index Fund (b)	3,666,670	31,313,362
Fidelity Series Real Estate Income Fund (b)	476,215	5,185,981
TOTAL BOND FUNDS
(Cost $394,642,543)		394,469,013

Short-Term Funds - 13.4%
Fidelity Cash Central Fund, 1.93% (c)	326,257	326,322
Fidelity Series Government Money Market Fund 1.96% (b)(d)	116,783,471	116,783,471
Fidelity Series Short-Term Credit Fund (b)	2,845,164	28,024,869
TOTAL SHORT-TERM FUNDS
(Cost $145,480,326)		145,134,662
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $933,385,895)		1,081,887,014
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(738,541)
NET ASSETS - 100%		$1,081,148,473

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	3	Sept. 2018	$293,310	$(8,800)	$(8,800)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	6	Sept. 2018	318,990	(17,651)	(17,651)

TOTAL EQUITY INDEX CONTRACTS					(26,451)

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	32	Sept. 2018	4,354,560	86,809	86,809
TOTAL FUTURES CONTRACTS					$60,358

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $219,482.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	901
Total	$901

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$37,891,446	$192,371	$1,521,497	$--	$88,386	$2,288,532	$38,939,238
Fidelity Advisor Series Equity Value Fund	43,651,783	255,228	1,803,189	--	145,636	547,128	42,796,586
Fidelity Advisor Series Growth & Income Fund	66,814,273	661,058	2,806,133	313,562	102,489	2,236,044	67,007,731
Fidelity Advisor Series Growth Opportunities Fund	24,894,051	126,333	999,520	--	243,870	3,538,051	27,802,785
Fidelity Advisor Series Opportunistic Insights Fund	35,344,528	179,130	1,546,710	--	85,366	2,380,655	36,442,969
Fidelity Advisor Series Small Cap Fund	18,976,799	94,730	799,829	--	88,964	368,734	18,729,398
Fidelity Advisor Series Stock Selector Large Cap Value Fund	44,062,046	225,476	1,819,336	--	154,325	441,726	43,064,237
Fidelity Series 100 Index Fund	18,832,089	--	15,094,636	--	6,851,882	(6,173,832)	4,415,503
Fidelity Series All-Sector Equity Fund	25,994,366	153,065	1,058,329	--	(24,420)	1,033,317	26,097,999
Fidelity Series Canada Fund	5,562,712	26,755	230,386	--	(2,373)	218,203	5,574,911
Fidelity Series Commodity Strategy Fund	23,427,565	1,856,206	1,002,456	--	(75,516)	108,219	24,314,018
Fidelity Series Emerging Markets Debt Fund	8,307,794	150,431	269,082	118,706	(9,008)	(455,740)	7,724,395
Fidelity Series Emerging Markets Opportunities Fund	62,250,067	2,141,494	2,546,386	--	326,625	(6,098,552)	56,073,248
Fidelity Series Floating Rate High Income Fund	2,656,415	47,355	112,117	34,140	(4,315)	(6,624)	2,580,714
Fidelity Series Government Money Market Fund 1.96%	119,493,654	12,626,984	15,337,167	562,396	--	--	116,783,471
Fidelity Series High Income Fund	16,441,680	292,849	2,230,926	224,110	(93,629)	69,637	14,479,611
Fidelity Series Inflation-Protected Bond Index Fund	21,521,301	19,606,040	776,573	15,913	(16,364)	175,844	40,510,248
Fidelity Series International Credit Fund	605,136	3,533	--	3,535	--	(7,950)	600,719
Fidelity Series International Growth Fund	57,433,691	273,064	3,418,548	--	1,198,484	(1,366,760)	54,119,931
Fidelity Series International Small Cap Fund	14,297,809	318,876	1,368,166	--	499,198	(902,807)	12,844,910
Fidelity Series International Value Fund	56,727,990	273,065	2,321,129	--	297,194	(1,854,380)	53,122,740
Fidelity Series Investment Grade Bond Fund	312,691,131	3,558,667	22,231,111	2,107,349	(722,816)	(1,221,888)	292,073,983
Fidelity Series Large Cap Value Index Fund	7,381,653	58,157	302,478	--	47,897	41,477	7,226,706
Fidelity Series Long-Term Treasury Bond Index Fund	24,264,680	8,206,846	1,136,940	164,745	(53,343)	32,119	31,313,362
Fidelity Series Real Estate Equity Fund	4,572,433	35,205	4,731,454	31,043	793,797	(669,981)	--
Fidelity Series Real Estate Income Fund	5,209,016	106,193	210,817	81,309	8,092	73,497	5,185,981
Fidelity Series Short-Term Credit Fund	29,016,136	309,945	1,272,433	156,991	(12,736)	(16,043)	28,024,869
Fidelity Series Small Cap Opportunities Fund	23,153,614	115,736	1,169,840	--	390,930	1,000,507	23,490,947
	$1,111,475,858	$51,894,792	$88,117,188	$3,813,799	$10,308,615	$(4,220,867)	$1,081,341,210

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$219,482	$--	$219,482	$--
Domestic Equity Funds	360,328,117	360,328,117	--	--
International Equity Funds	181,735,740	181,735,740	--	--
Bond Funds	394,469,013	394,469,013	--	--
Short-Term Funds	145,134,662	145,134,662	--	--
Total Investments in Securities:	$1,081,887,014	$1,081,667,532	$219,482	$--
Derivative Instruments:
Assets
Futures Contracts	$86,809	$86,809	$--	$--
Total Assets	$86,809	$86,809	$--	$--
Liabilities
Futures Contracts	$(26,451)	$(26,451)	$--	$--
Total Liabilities	$(26,451)	$(26,451)	$--	$--
Total Derivative Instruments:	$60,358	$60,358	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2020 Fund

June 30, 2018

AFF20-QTLY-0818
1.818359.113

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.79% to 1.88% 8/2/18 to 8/30/18 (a)
(Cost $588,433)	590,000	588,477
	Shares	Value

Domestic Equity Funds - 38.4%
Fidelity Advisor Series Equity Growth Fund (b)	7,109,887	$102,169,071
Fidelity Advisor Series Equity Value Fund (b)	8,847,197	112,359,397
Fidelity Advisor Series Growth & Income Fund (b)	11,325,961	176,118,692
Fidelity Advisor Series Growth Opportunities Fund (b)	4,800,652	72,921,901
Fidelity Advisor Series Opportunistic Insights Fund (b)	4,995,246	95,858,767
Fidelity Advisor Series Small Cap Fund (b)	4,044,102	49,257,163
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	8,916,667	113,152,502
Fidelity Series 100 Index Fund (b)	1,207,670	21,387,827
Fidelity Series All-Sector Equity Fund (b)	5,405,324	68,539,503
Fidelity Series Commodity Strategy Fund (b)	10,221,820	55,606,700
Fidelity Series Large Cap Value Index Fund (b)	1,521,057	18,982,786
Fidelity Series Small Cap Opportunities Fund (b)	4,117,100	62,291,726
TOTAL DOMESTIC EQUITY FUNDS
(Cost $706,377,159)		948,646,035

International Equity Funds - 18.8%
Fidelity Series Canada Fund (b)	1,357,685	14,364,312
Fidelity Series Emerging Markets Opportunities Fund (b)	7,093,533	140,948,494
Fidelity Series International Growth Fund (b)	8,687,503	139,868,800
Fidelity Series International Small Cap Fund (b)	1,850,447	33,400,572
Fidelity Series International Value Fund (b)	13,347,038	136,807,142
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $339,926,279)		465,389,320

Bond Funds - 32.7%
Fidelity Series Emerging Markets Debt Fund (b)	1,786,994	16,994,317
Fidelity Series Floating Rate High Income Fund (b)	611,137	5,787,464
Fidelity Series High Income Fund (b)	3,586,588	34,108,447
Fidelity Series Inflation-Protected Bond Index Fund (b)	6,734,628	65,729,973
Fidelity Series International Credit Fund (b)	131,750	1,291,153
Fidelity Series Investment Grade Bond Fund (b)	54,496,422	596,735,825
Fidelity Series Long-Term Treasury Bond Index Fund (b)	8,868,366	75,735,844
Fidelity Series Real Estate Income Fund (b)	1,072,853	11,683,371
TOTAL BOND FUNDS
(Cost $823,171,505)		808,066,394

Short-Term Funds - 10.2%
Fidelity Cash Central Fund, 1.93% (c)	593,921	594,040
Fidelity Series Government Money Market Fund 1.96% (b)(d)	203,981,751	203,981,751
Fidelity Series Short-Term Credit Fund (b)	4,906,986	48,333,812
TOTAL SHORT-TERM FUNDS
(Cost $253,501,173)		252,909,603
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,123,564,549)		2,475,599,829
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,730,583)
NET ASSETS - 100%		$2,473,869,246

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	26	Sept. 2018	$2,542,020	$(76,304)	$(76,304)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	33	Sept. 2018	1,754,445	(97,129)	(97,129)
TOTAL PURCHASED					(173,433)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	64	Sept. 2018	8,709,120	173,619	173,619
TOTAL FUTURES CONTRACTS					$186

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $586,483.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,979
Total	$1,979

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$97,996,442	$781,811	$2,819,649	$--	$154,516	$6,055,951	$102,169,071
Fidelity Advisor Series Equity Value Fund	112,977,029	923,161	3,342,855	--	(44,541)	1,846,603	112,359,397
Fidelity Advisor Series Growth & Income Fund	172,970,500	2,237,248	5,197,978	814,362	178,945	5,929,977	176,118,692
Fidelity Advisor Series Growth Opportunities Fund	64,366,555	513,768	1,846,875	--	129,042	9,759,411	72,921,901
Fidelity Advisor Series Opportunistic Insights Fund	91,315,922	727,864	2,621,768	--	129,093	6,307,656	95,858,767
Fidelity Advisor Series Small Cap Fund	49,077,299	386,795	1,404,408	--	28,561	1,168,916	49,257,163
Fidelity Advisor Series Stock Selector Large Cap Value Fund	114,047,646	922,189	3,369,589	--	(52,114)	1,604,370	113,152,502
Fidelity Series 100 Index Fund	48,677,255	--	29,069,800	--	10,786,108	(9,005,736)	21,387,827
Fidelity Series All-Sector Equity Fund	67,245,550	617,386	1,960,726	--	(20,574)	2,657,867	68,539,503
Fidelity Series Canada Fund	14,121,725	106,452	415,953	--	(1,820)	553,908	14,364,312
Fidelity Series Commodity Strategy Fund	53,066,753	4,069,518	1,601,665	--	(283,320)	355,414	55,606,700
Fidelity Series Emerging Markets Debt Fund	18,075,963	372,350	434,480	260,244	(14,519)	(1,004,997)	16,994,317
Fidelity Series Emerging Markets Opportunities Fund	154,150,718	5,597,750	4,346,947	--	172,522	(14,625,549)	140,948,494
Fidelity Series Floating Rate High Income Fund	5,870,063	122,907	181,033	76,202	(2,095)	(22,378)	5,787,464
Fidelity Series Government Money Market Fund 1.96%	204,141,698	25,370,880	25,530,827	978,492	--	--	203,981,751
Fidelity Series High Income Fund	36,542,127	756,905	3,127,199	514,004	(118,589)	55,203	34,108,447
Fidelity Series Inflation-Protected Bond Index Fund	28,559,768	37,712,124	751,372	20,756	(12,622)	222,075	65,729,973
Fidelity Series International Credit Fund	1,300,646	7,597	--	7,597	--	(17,090)	1,291,153
Fidelity Series International Growth Fund	144,970,532	1,045,122	5,718,481	--	1,623,241	(2,051,614)	139,868,800
Fidelity Series International Small Cap Fund	36,256,739	1,245,130	3,065,930	--	902,822	(1,938,189)	33,400,572
Fidelity Series International Value Fund	143,946,261	1,090,049	4,211,019	--	340,021	(4,358,170)	136,807,142
Fidelity Series Investment Grade Bond Fund	637,028,192	8,836,462	45,139,063	4,322,611	(1,843,268)	(2,146,498)	596,735,825
Fidelity Series Large Cap Value Index Fund	19,081,531	228,132	559,662	--	26,521	206,264	18,982,786
Fidelity Series Long-Term Treasury Bond Index Fund	55,292,489	21,844,799	1,394,204	379,447	3,228	(10,468)	75,735,844
Fidelity Series Real Estate Equity Fund	11,817,048	75,560	12,196,466	64,942	1,586,811	(1,282,953)	--
Fidelity Series Real Estate Income Fund	11,569,965	270,581	340,492	182,641	2,795	180,522	11,683,371
Fidelity Series Short-Term Credit Fund	49,294,490	676,168	1,587,481	269,415	(6,301)	(43,064)	48,333,812
Fidelity Series Small Cap Opportunities Fund	59,875,853	471,028	1,692,342	--	182,036	3,455,151	62,291,726
Total	$2,503,636,759	$117,009,736	$163,928,264	$7,890,713	$13,846,499	$3,852,582	$2,474,417,312

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$588,477	$--	$588,477	$--
Domestic Equity Funds	948,646,035	948,646,035	--	--
International Equity Funds	465,389,320	465,389,320	--	--
Bond Funds	808,066,394	808,066,394	--	--
Short-Term Funds	252,909,603	252,909,603	--	--
Total Investments in Securities:	$2,475,599,829	$2,475,011,352	$588,477	$--
Derivative Instruments:
Assets
Futures Contracts	$173,619	$173,619	$--	$--
Total Assets	$173,619	$173,619	$--	$--
Liabilities
Futures Contracts	$(173,433)	$(173,433)	$--	$--
Total Liabilities	$(173,433)	$(173,433)	$--	$--
Total Derivative Instruments:	$186	$186	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.} The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2025 Fund

June 30, 2018

AFF25-QTLY-0818
1.818367.113

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.79% to 1.88% 8/2/18 to 8/30/18 (a)
(Cost $778,053)	780,000	778,111
	Shares	Value

Domestic Equity Funds - 42.8%
Fidelity Advisor Series Equity Growth Fund (b)	9,621,866	$138,266,208
Fidelity Advisor Series Equity Value Fund (b)	11,986,675	152,230,778
Fidelity Advisor Series Growth & Income Fund (b)	15,337,775	238,502,400
Fidelity Advisor Series Growth Opportunities Fund (b)	6,495,464	98,666,097
Fidelity Advisor Series Opportunistic Insights Fund (b)	6,755,667	129,641,254
Fidelity Advisor Series Small Cap Fund (b)	5,472,868	66,659,530
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	12,079,739	153,291,893
Fidelity Series 100 Index Fund (b)	2,010,931	35,613,592
Fidelity Series All-Sector Equity Fund (b)	7,307,737	92,662,103
Fidelity Series Commodity Strategy Fund (b)	12,362,055	67,249,579
Fidelity Series Large Cap Value Index Fund (b)	2,054,205	25,636,480
Fidelity Series Small Cap Opportunities Fund (b)	5,570,954	84,288,527
TOTAL DOMESTIC EQUITY FUNDS
(Cost $962,436,512)		1,282,708,441

International Equity Funds - 20.6%
Fidelity Series Canada Fund (b)	1,803,613	19,082,223
Fidelity Series Emerging Markets Opportunities Fund (b)	9,323,143	185,250,856
Fidelity Series International Growth Fund (b)	11,571,883	186,307,316
Fidelity Series International Small Cap Fund (b)	2,491,785	44,976,722
Fidelity Series International Value Fund (b)	17,731,477	181,747,642
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $460,623,244)		617,364,759

Bond Funds - 29.2%
Fidelity Series Emerging Markets Debt Fund (b)	2,110,577	20,071,585
Fidelity Series Floating Rate High Income Fund (b)	730,948	6,922,077
Fidelity Series High Income Fund (b)	4,281,110	40,713,351
Fidelity Series Inflation-Protected Bond Index Fund (b)	6,411,776	62,578,935
Fidelity Series International Credit Fund (b)	152,747	1,496,923
Fidelity Series Investment Grade Bond Fund (b)	56,562,535	619,359,756
Fidelity Series Long-Term Treasury Bond Index Fund (b)	12,616,709	107,746,696
Fidelity Series Real Estate Income Fund (b)	1,275,436	13,889,495
TOTAL BOND FUNDS
(Cost $893,398,939)		872,778,818

Short-Term Funds - 7.5%
Fidelity Cash Central Fund, 1.93% (c)	831,288	831,454
Fidelity Series Government Money Market Fund 1.96% (b)(d)	180,975,093	180,975,093
Fidelity Series Short-Term Credit Fund (b)	4,331,023	42,660,581
TOTAL SHORT-TERM FUNDS
(Cost $224,998,668)		224,467,128
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,542,235,416)		2,998,097,257
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,173,234)
NET ASSETS - 100%		$2,995,924,023

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	21	Sept. 2018	$2,053,170	$(61,656)	$(61,656)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	57	Sept. 2018	3,030,405	(167,816)	(167,816)
TOTAL PURCHASED					(229,472)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	89	Sept. 2018	12,111,120	241,439	241,439
TOTAL FUTURES CONTRACTS					$11,967

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.4%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $778,111.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,693
Total	$2,693

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$131,910,093	$1,286,104	$3,285,461	$--	$144,794	$8,210,678	$138,266,208
Fidelity Advisor Series Equity Value Fund	152,092,384	1,600,807	3,874,920	--	(56,057)	2,468,564	152,230,778
Fidelity Advisor Series Growth & Income Fund	232,877,392	3,434,025	6,023,566	1,094,782	129,949	8,084,600	238,502,400
Fidelity Advisor Series Growth Opportunities Fund	86,630,974	845,271	2,156,070	--	133,192	13,212,730	98,666,097
Fidelity Advisor Series Opportunistic Insights Fund	122,841,576	1,197,059	3,056,095	--	120,103	8,538,611	129,641,254
Fidelity Advisor Series Small Cap Fund	66,053,566	636,955	1,633,977	--	17,882	1,585,104	66,659,530
Fidelity Advisor Series Stock Selector Large Cap Value Fund	153,544,687	1,580,577	3,906,440	--	(70,197)	2,143,266	153,291,893
Fidelity Series 100 Index Fund	65,608,385	--	32,257,590	--	11,799,775	(9,536,978)	35,613,592
Fidelity Series All-Sector Equity Fund	90,515,999	887,550	2,281,178	--	(40,347)	3,580,079	92,662,103
Fidelity Series Canada Fund	18,652,399	171,343	469,811	--	(3,662)	731,954	19,082,223
Fidelity Series Commodity Strategy Fund	64,190,392	4,622,904	1,640,737	--	22,016	55,004	67,249,579
Fidelity Series Emerging Markets Debt Fund	21,250,839	471,596	449,149	307,136	(9,266)	(1,192,435)	20,071,585
Fidelity Series Emerging Markets Opportunities Fund	200,253,721	7,804,268	3,953,299	--	172,061	(19,025,895)	185,250,856
Fidelity Series Floating Rate High Income Fund	6,978,916	159,590	187,145	90,884	(211)	(29,073)	6,922,077
Fidelity Series Government Money Market Fund 1.96%	191,905,833	15,219,164	26,149,904	882,418	--	--	180,975,093
Fidelity Series High Income Fund	42,751,545	964,915	2,923,516	607,608	(75,925)	(3,668)	40,713,351
Fidelity Series Inflation-Protected Bond Index Fund	24,067,874	38,840,061	492,771	17,880	(1,320)	165,091	62,578,935
Fidelity Series International Credit Fund	1,507,928	8,808	--	8,808	--	(19,813)	1,496,923
Fidelity Series International Growth Fund	190,574,782	1,758,683	5,440,888	--	1,095,518	(1,680,779)	186,307,316
Fidelity Series International Small Cap Fund	47,564,731	422,276	1,580,455	--	271,049	(1,700,879)	44,976,722
Fidelity Series International Value Fund	190,117,014	1,758,683	4,772,441	--	163,891	(5,519,505)	181,747,642
Fidelity Series Investment Grade Bond Fund	663,099,615	10,158,579	49,767,367	4,471,024	(2,059,977)	(2,071,094)	619,359,756
Fidelity Series Large Cap Value Index Fund	25,669,107	307,049	649,866	--	(7,355)	317,545	25,636,480
Fidelity Series Long-Term Treasury Bond Index Fund	67,087,281	42,045,093	1,518,377	560,169	(6,616)	139,315	107,746,696
Fidelity Series Real Estate Equity Fund	15,933,541	90,689	16,421,405	77,109	1,659,698	(1,262,523)	--
Fidelity Series Real Estate Income Fund	13,677,837	346,034	351,902	216,808	634	216,892	13,889,495
Fidelity Series Short-Term Credit Fund	43,250,992	683,812	1,230,709	237,123	(4,566)	(38,948)	42,660,581
Fidelity Series Small Cap Opportunities Fund	80,597,666	773,919	1,974,231	--	75,375	4,815,798	84,288,527
Total	$3,011,207,069	$138,075,814	$178,449,270	$8,571,749	$13,470,438	$12,183,641	$2,996,487,692

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$778,111	$--	$778,111	$--
Domestic Equity Funds	1,282,708,441	1,282,708,441	--	--
International Equity Funds	617,364,759	617,364,759	--	--
Bond Funds	872,778,818	872,778,818	--	--
Short-Term Funds	224,467,128	224,467,128	--	--
Total Investments in Securities:	$2,998,097,257	$2,997,319,146	$778,111	$--
Derivative Instruments:
Assets
Futures Contracts	$241,439	$241,439	$--	$--
Total Assets	$241,439	$241,439	$--	$--
Liabilities
Futures Contracts	$(229,472)	$(229,472)	$--	$--
Total Liabilities	$(229,472)	$(229,472)	$--	$--
Total Derivative Instruments:	$11,967	$11,967	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2030 Fund

June 30, 2018

AFF30-QTLY-0818
1.818364.113

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.79% to 1.88% 8/2/18 to 8/30/18 (a)
(Cost $1,177,783)	1,180,000	1,177,863
	Shares	Value

Domestic Equity Funds - 51.2%
Fidelity Advisor Series Equity Growth Fund (b)	11,809,264	$169,699,128
Fidelity Advisor Series Equity Value Fund (b)	14,713,884	186,866,332
Fidelity Advisor Series Growth & Income Fund (b)	18,842,718	293,004,273
Fidelity Advisor Series Growth Opportunities Fund (b)	7,967,389	121,024,646
Fidelity Advisor Series Opportunistic Insights Fund (b)	8,283,478	158,959,937
Fidelity Advisor Series Small Cap Fund (b)	6,716,398	81,805,728
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	14,831,763	188,215,075
Fidelity Series 100 Index Fund (b)	1,797,854	31,839,992
Fidelity Series All-Sector Equity Fund (b)	8,971,313	113,756,252
Fidelity Series Commodity Strategy Fund (b)	12,282,389	66,816,195
Fidelity Series Large Cap Value Index Fund (b)	2,514,668	31,383,056
Fidelity Series Small Cap Opportunities Fund (b)	6,835,089	103,414,891
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,180,513,613)		1,546,785,505

International Equity Funds - 24.3%
Fidelity Series Canada Fund (b)	2,162,041	22,874,394
Fidelity Series Emerging Markets Opportunities Fund (b)	10,948,365	217,544,012
Fidelity Series International Growth Fund (b)	13,768,996	221,680,828
Fidelity Series International Small Cap Fund (b)	2,963,418	53,489,704
Fidelity Series International Value Fund (b)	21,261,614	217,931,547
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $559,348,775)		733,520,485

Bond Funds - 22.6%
Fidelity Series Emerging Markets Debt Fund (b)	2,058,096	19,572,493
Fidelity Series Floating Rate High Income Fund (b)	718,070	6,800,119
Fidelity Series High Income Fund (b)	4,355,445	41,420,279
Fidelity Series Inflation-Protected Bond Index Fund (b)	2,459,590	24,005,597
Fidelity Series International Credit Fund (b)	149,764	1,467,684
Fidelity Series Investment Grade Bond Fund (b)	42,155,699	461,604,904
Fidelity Series Long-Term Treasury Bond Index Fund (b)	13,243,926	113,103,129
Fidelity Series Real Estate Income Fund (b)	1,254,858	13,665,399
TOTAL BOND FUNDS
(Cost $694,181,725)		681,639,604

Short-Term Funds - 2.0%
Fidelity Cash Central Fund, 1.93% (c)	1,882,971	1,883,348
Fidelity Series Government Money Market Fund 1.96% (b)(d)	49,815,255	49,815,255
Fidelity Series Short-Term Credit Fund (b)	838,053	8,254,824
TOTAL SHORT-TERM FUNDS
(Cost $60,040,886)		59,953,427
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $2,495,262,782)		3,023,076,884
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,230,692)
NET ASSETS - 100%		$3,020,846,192

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	8	Sept. 2018	$782,160	$(23,559)	$(23,559)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	99	Sept. 2018	5,263,335	(293,916)	(293,916)
TOTAL EQUITY INDEX CONTRACTS					(317,475)
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	7	Sept. 2018	841,313	7,095	7,095
CBOT 2-Year U.S. Treasury Note Contracts (United States)	3	Sept. 2018	635,484	(2,350)	(2,350)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	11	Sept. 2018	1,249,789	9,378	9,378
CBOT Long Term U.S. Treasury Bond Contracts (United States)	5	Sept. 2018	725,000	22,763	22,763
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	5	Sept. 2018	797,813	30,614	30,614
TOTAL TREASURY CONTRACTS					67,500

TOTAL PURCHASED					(249,975)

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	145	Sept. 2018	19,731,600	393,355	393,355
TOTAL FUTURES CONTRACTS					$143,380

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.7%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,177,863.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,986
Total	$4,986

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$160,105,288	$2,249,437	$2,829,677	$--	$(4,568)	$10,178,648	$169,699,128
Fidelity Advisor Series Equity Value Fund	184,673,886	2,606,681	3,352,310	--	(37,988)	2,976,063	186,866,332
Fidelity Advisor Series Growth & Income Fund	282,815,807	5,385,745	5,209,723	1,331,374	13,563	9,998,881	293,004,273
Fidelity Advisor Series Growth Opportunities Fund	105,130,031	1,479,210	1,857,178	--	996	16,271,587	121,024,646
Fidelity Advisor Series Opportunistic Insights Fund	148,960,609	2,095,532	2,632,579	--	(14,472)	10,550,847	158,959,937
Fidelity Advisor Series Small Cap Fund	80,158,042	1,108,031	1,410,657	--	(10,316)	1,960,628	81,805,728
Fidelity Advisor Series Stock Selector Large Cap Value Fund	186,438,157	2,629,673	3,374,233	--	(60,314)	2,581,792	188,215,075
Fidelity Series 100 Index Fund	79,553,910	--	50,644,375	--	18,026,115	(15,095,658)	31,839,992
Fidelity Series All-Sector Equity Fund	109,869,027	1,544,320	1,970,094	--	(34,195)	4,347,194	113,756,252
Fidelity Series Canada Fund	22,113,942	292,919	399,091	--	296	866,328	22,874,394
Fidelity Series Commodity Strategy Fund	63,089,625	4,781,592	1,067,536	--	5,432	7,082	66,816,195
Fidelity Series Large Cap Value Index Fund	31,129,323	437,087	560,416	--	(7,149)	384,211	31,383,056
Fidelity Series Emerging Markets Debt Fund	20,524,216	535,555	322,784	297,987	(7,291)	(1,157,203)	19,572,493
Fidelity Series Emerging Markets Opportunities Fund	229,181,656	12,754,906	3,031,727	--	(61,199)	(21,299,624)	217,544,012
Fidelity Series Floating Rate High Income Fund	6,775,351	187,914	134,494	88,632	(178)	(28,474)	6,800,119
Fidelity Series Government Money Market Fund 1.96%	43,596,913	8,373,187	2,154,845	215,923	--	--	49,815,255
Fidelity Series High Income Fund	42,436,867	1,131,043	2,060,112	615,146	(35,341)	(52,178)	41,420,279
Fidelity Series Inflation-Protected Bond Index Fund	23,288,678	1,220,306	646,217	16,155	(4,832)	147,662	24,005,597
Fidelity Series International Credit Fund	1,478,474	18,256	--	8,636	--	(29,046)	1,467,684
Fidelity Series International Growth Fund	223,420,738	2,986,050	4,039,655	--	219,653	(905,958)	221,680,828
Fidelity Series International Small Cap Fund	55,748,352	716,057	1,282,054	--	80,702	(1,773,353)	53,489,704
Fidelity Series International Value Fund	225,385,847	2,986,049	4,039,655	--	(39,101)	(6,361,593)	217,931,547
Fidelity Series Investment Grade Bond Fund	465,066,009	19,790,192	20,356,884	3,209,867	(243,747)	(2,650,666)	461,604,904
Fidelity Series Long-Term Treasury Bond Index Fund	65,647,248	48,441,988	1,265,997	581,014	(2,204)	282,094	113,103,129
Fidelity Series Real Estate Equity Fund	19,318,083	264	19,796,788	154	1,704,398	(1,225,957)	--
Fidelity Series Real Estate Income Fund	13,306,628	398,761	252,932	212,023	1,039	211,903	13,665,399
Fidelity Series Short-Term Credit Fund	8,273,138	199,969	209,930	45,541	(512)	(7,841)	8,254,824
Fidelity Series Small Cap Opportunities Fund	97,802,834	1,355,300	1,700,274	--	5,031	5,952,000	103,414,891
Total	$2,995,288,679	$125,706,024	$136,602,217	$6,622,452	$19,493,818	$16,129,369	$3,020,015,673

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$1,177,863	$--	$1,177,863	$--
Domestic Equity Funds	1,546,785,505	1,546,785,505	--	--
International Equity Funds	733,520,485	733,520,485	--	--
Bond Funds	681,639,604	681,639,604	--	--
Short-Term Funds	59,953,427	59,953,427	--	--
Total Investments in Securities:	$3,023,076,884	$3,021,899,021	$1,177,863	$--
Derivative Instruments:
Assets
Futures Contracts	$463,205	$463,205	$--	$--
Total Assets	$463,205	$463,205	$--	$--
Liabilities
Futures Contracts	$(319,825)	$(319,825)	$--	$--
Total Liabilities	$(319,825)	$(319,825)	$--	$--
Total Derivative Instruments:	$143,380	$143,380	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund and Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2035 Fund

June 30, 2018

AFF35-QTLY-0818
1.818365.113

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.81% to 1.88% 8/2/18 to 8/30/18 (a)
(Cost $1,277,329)	1,280,000	1,277,422
	Shares	Value

Domestic Equity Funds - 60.0%
Fidelity Advisor Series Equity Growth Fund (b)	11,138,172	$160,055,529
Fidelity Advisor Series Equity Value Fund (b)	13,872,491	176,180,638
Fidelity Advisor Series Growth & Income Fund (b)	17,787,774	276,599,884
Fidelity Advisor Series Growth Opportunities Fund (b)	7,508,648	114,056,365
Fidelity Advisor Series Opportunistic Insights Fund (b)	7,803,065	149,740,809
Fidelity Advisor Series Small Cap Fund (b)	6,326,928	77,061,987
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	13,993,769	177,580,926
Fidelity Series 100 Index Fund (b)	2,325,258	41,180,312
Fidelity Series All-Sector Equity Fund (b)	8,457,951	107,246,824
Fidelity Series Commodity Strategy Fund (b)	9,940,611	54,076,921
Fidelity Series Large Cap Value Index Fund (b)	2,349,383	29,320,306
Fidelity Series Small Cap Opportunities Fund (b)	6,435,559	97,370,001
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,127,057,199)		1,460,470,502

International Equity Funds - 28.1%
Fidelity Series Canada Fund (b)	2,010,663	21,272,815
Fidelity Series Emerging Markets Opportunities Fund (b)	10,028,137	199,259,088
Fidelity Series International Growth Fund (b)	12,906,472	207,794,205
Fidelity Series International Small Cap Fund (b)	2,756,605	49,756,714
Fidelity Series International Value Fund (b)	19,988,770	204,884,888
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $530,650,099)		682,967,710

Bond Funds - 9.9%
Fidelity Series Emerging Markets Debt Fund (b)	1,589,028	15,111,653
Fidelity Series Floating Rate High Income Fund (b)	563,690	5,338,145
Fidelity Series High Income Fund (b)	3,430,461	32,623,680
Fidelity Series Inflation-Protected Bond Index Fund (b)	2,000,602	19,525,872
Fidelity Series International Credit Fund (b)	118,218	1,158,535
Fidelity Series Investment Grade Bond Fund (b)	6,060,622	66,363,812
Fidelity Series Long-Term Treasury Bond Index Fund (b)	10,661,571	91,049,813
Fidelity Series Real Estate Income Fund (b)	988,791	10,767,935
TOTAL BOND FUNDS
(Cost $245,329,589)		241,939,445

Short-Term Funds - 2.0%
Fidelity Cash Central Fund, 1.93% (c)	1,166,420	1,166,653
Fidelity Series Government Money Market Fund 1.96% (b)(d)	40,670,828	40,670,828
Fidelity Series Short-Term Credit Fund (b)	701,412	6,908,909
TOTAL SHORT-TERM FUNDS
(Cost $48,818,796)		48,746,390
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,953,133,012)		2,435,401,469
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,854,900)
NET ASSETS - 100%		$2,433,546,569

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	30	Sept. 2018	$2,933,100	$(88,006)	$(88,006)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	98	Sept. 2018	5,210,170	(292,324)	(292,324)
TOTAL EQUITY INDEX CONTRACTS					(380,330)
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	4	Sept. 2018	480,750	4,054	4,054
CBOT 2-Year U.S. Treasury Note Contracts (United States)	2	Sept. 2018	423,656	(1,566)	(1,566)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	6	Sept. 2018	681,703	5,115	5,115
CBOT Long Term U.S. Treasury Bond Contracts (United States)	3	Sept. 2018	435,000	13,658	13,658
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	4	Sept. 2018	638,250	24,491	24,491
TOTAL TREASURY CONTRACTS					45,752

TOTAL PURCHASED					(334,578)

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	128	Sept. 2018	17,418,240	347,238	347,238
TOTAL FUTURES CONTRACTS					$12,660

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 0.7%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,277,422.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,937
Total	$2,937

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$150,443,525	$2,518,386	$2,459,027	$--	$21,942	$9,530,703	$160,055,529
Fidelity Advisor Series Equity Value Fund	173,506,004	2,898,986	2,970,716	--	(66,018)	2,812,382	176,180,638
Fidelity Advisor Series Growth & Income Fund	265,948,888	5,797,166	4,543,684	1,252,418	11,059	9,386,455	276,599,884
Fidelity Advisor Series Growth Opportunities Fund	98,717,003	1,656,897	1,612,891	--	1,026	15,294,330	114,056,365
Fidelity Advisor Series Opportunistic Insights Fund	139,796,668	2,347,093	2,287,402	--	2,804	9,881,646	149,740,809
Fidelity Advisor Series Small Cap Fund	75,222,187	1,242,357	1,225,925	--	(8,478)	1,831,846	77,061,987
Fidelity Advisor Series Stock Selector Large Cap Value Fund	175,247,506	2,924,458	2,945,088	--	(81,691)	2,435,741	177,580,926
Fidelity Series 100 Index Fund	74,585,869	--	36,059,568	--	11,694,060	(9,040,049)	41,180,312
Fidelity Series All-Sector Equity Fund	103,183,521	1,730,807	1,711,434	--	(27,157)	4,071,087	107,246,824
Fidelity Series Canada Fund	20,489,780	323,309	342,229	--	(2,164)	804,119	21,272,815
Fidelity Series Commodity Strategy Fund	49,722,217	5,191,205	806,450	--	10,316	(40,367)	54,076,921
Fidelity Series Emerging Markets Debt Fund	15,939,875	455,656	384,710	229,542	(10,484)	(888,684)	15,111,653
Fidelity Series Emerging Markets Opportunities Fund	214,011,029	14,564,887	9,944,612	--	1,261,542	(20,633,758)	199,259,088
Fidelity Series Floating Rate High Income Fund	5,296,327	164,303	99,984	69,360	(137)	(22,364)	5,338,145
Fidelity Series Government Money Market Fund 1.96%	39,244,766	6,442,842	5,016,780	178,927	--	--	40,670,828
Fidelity Series High Income Fund	33,209,545	975,663	1,491,711	482,475	(45,806)	(24,011)	32,623,680
Fidelity Series Inflation-Protected Bond Index Fund	18,823,072	906,525	319,945	13,234	316	115,904	19,525,872
Fidelity Series International Credit Fund	1,167,052	6,817	--	6,817	--	(15,334)	1,158,535
Fidelity Series International Growth Fund	205,931,630	5,762,697	3,243,386	--	161,399	(818,135)	207,794,205
Fidelity Series International Small Cap Fund	51,382,631	1,053,677	1,113,527	--	23,686	(1,589,753)	49,756,714
Fidelity Series International Value Fund	208,848,910	5,246,650	3,243,386	--	(43,579)	(5,923,707)	204,884,888
Fidelity Series Investment Grade Bond Fund	67,616,932	9,126,909	9,928,857	501,349	(272,943)	(178,229)	66,363,812
Fidelity Series Large Cap Value Index Fund	28,939,369	521,352	488,397	--	(4,900)	352,882	29,320,306
Fidelity Series Long-Term Treasury Bond Index Fund	53,989,913	37,811,539	940,067	465,039	(3,502)	191,930	91,049,813
Fidelity Series Real Estate Equity Fund	18,057,338	--	18,571,957	--	1,255,944	(741,325)	--
Fidelity Series Real Estate Income Fund	10,443,233	345,243	188,033	166,775	802	166,690	10,767,935
Fidelity Series Short-Term Credit Fund	6,886,600	185,141	155,911	37,980	(472)	(6,449)	6,908,909
Fidelity Series Small Cap Opportunities Fund	91,742,421	1,518,593	1,476,421	--	6,448	5,578,960	97,370,001
Total	$2,398,393,811	$111,719,158	$113,572,098	$3,403,916	$13,884,013	$22,532,510	$2,432,957,394

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy with the exception of Cash Equivalents which are categorized as Level 2. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$1,277,422	$--	$1,277,422	$--
Domestic Equity Funds	1,460,470,502	1,460,470,502	--	--
International Equity Funds	682,967,710	682,967,710	--	--
Bond Funds	241,939,445	241,939,445	--	--
Short-Term Funds	48,746,390	48,746,390	--	--
Total Investments in Securities:	$2,435,401,469	$2,434,124,047	$1,277,422	$--
Derivative Instruments:
Assets
Futures Contracts	$394,556	$394,556	$--	$--
Total Assets	$394,556	$394,556	$--	$--
Liabilities
Futures Contracts	$(381,896)	$(381,896)	$--	$--
Total Liabilities	$(381,896)	$(381,896)	$--	$--
Total Derivative Instruments:	$12,660	$12,660	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2040 Fund

June 30, 2018

AFF40-QTLY-0818
1.818366.113

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.79% to 1.88% 8/2/18 to 8/30/18 (a)
(Cost $1,456,221)	1,460,000	1,456,328
	Shares	Value

Domestic Equity Funds - 62.3%
Fidelity Advisor Series Equity Growth Fund (b)	10,387,620	$149,270,096
Fidelity Advisor Series Equity Value Fund (b)	12,941,637	164,358,791
Fidelity Advisor Series Growth & Income Fund (b)	16,586,887	257,926,092
Fidelity Advisor Series Growth Opportunities Fund (b)	7,003,141	106,377,706
Fidelity Advisor Series Opportunistic Insights Fund (b)	7,276,682	139,639,532
Fidelity Advisor Series Small Cap Fund (b)	5,894,098	71,790,114
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	13,045,266	165,544,430
Fidelity Series 100 Index Fund (b)	2,998,624	53,105,630
Fidelity Series All-Sector Equity Fund (b)	7,887,249	100,010,315
Fidelity Series Commodity Strategy Fund (b)	9,023,887	49,089,943
Fidelity Series Large Cap Value Index Fund (b)	2,199,910	27,454,876
Fidelity Series Small Cap Opportunities Fund (b)	6,002,365	90,815,778
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,062,044,149)		1,375,383,303

International Equity Funds - 29.1%
Fidelity Series Canada Fund (b)	1,885,067	19,944,012
Fidelity Series Emerging Markets Opportunities Fund (b)	9,383,083	186,441,859
Fidelity Series International Growth Fund (b)	12,136,558	195,398,578
Fidelity Series International Small Cap Fund (b)	2,591,163	46,770,487
Fidelity Series International Value Fund (b)	18,804,076	192,741,775
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $497,418,545)		641,296,711

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (b)	1,455,457	13,841,397
Fidelity Series Floating Rate High Income Fund (b)	509,893	4,828,685
Fidelity Series High Income Fund (b)	3,060,608	29,106,380
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,815,192	17,716,274
Fidelity Series International Credit Fund (b)	107,667	1,055,133
Fidelity Series Investment Grade Bond Fund (b)	899,962	9,854,589
Fidelity Series Long-Term Treasury Bond Index Fund (b)	7,772,023	66,373,077
Fidelity Series Real Estate Income Fund (b)	896,158	9,759,161
TOTAL BOND FUNDS
(Cost $155,379,140)		152,534,696

Short-Term Funds - 1.7%
Fidelity Cash Central Fund, 1.93% (c)	45,419	45,428
Fidelity Series Government Money Market Fund 1.96% (b)(d)	32,324,836	32,324,836
Fidelity Series Short-Term Credit Fund (b)	632,101	6,226,195
TOTAL SHORT-TERM FUNDS
(Cost $38,662,314)		38,596,459
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,754,960,369)		2,209,267,497
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,668,009)
NET ASSETS - 100%		$2,207,599,488

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	52	Sept. 2018	$5,084,040	$(152,614)	$(152,614)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	114	Sept. 2018	6,060,810	(341,613)	(341,613)
TOTAL PURCHASED					$(494,227)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	90	Sept. 2018	12,247,200	244,152	244,152
TOTAL FUTURES CONTRACTS					$(250,075)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,051,564.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,177
Total	$1,177

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$140,682,362	$2,031,765	$2,370,061	$--	$7,612	$8,918,418	$149,270,096
Fidelity Advisor Series Equity Value Fund	162,239,363	2,358,894	2,812,873	--	(71,649)	2,645,056	164,358,791
Fidelity Advisor Series Growth & Income Fund	248,668,633	4,839,037	4,368,272	1,170,696	(21,316)	8,808,010	257,926,092
Fidelity Advisor Series Growth Opportunities Fund	92,316,051	1,336,612	1,554,621	--	5,619	14,274,045	106,377,706
Fidelity Advisor Series Opportunistic Insights Fund	130,719,494	1,891,906	2,205,701	--	3,818	9,230,015	139,639,532
Fidelity Advisor Series Small Cap Fund	70,269,615	1,001,724	1,182,592	--	(8,033)	1,709,400	71,790,114
Fidelity Advisor Series Stock Selector Large Cap Value Fund	163,792,386	2,378,665	2,832,475	--	(73,688)	2,279,542	165,544,430
Fidelity Series 100 Index Fund	69,719,202	--	19,039,946	--	5,831,317	(3,404,943)	53,105,630
Fidelity Series All-Sector Equity Fund	96,485,101	1,396,618	1,650,793	--	(29,265)	3,808,654	100,010,315
Fidelity Series Canada Fund	19,115,913	384,992	305,835	--	(982)	749,924	19,944,012
Fidelity Series Commodity Strategy Fund	45,218,312	6,729,863	2,840,413	--	7,824	(25,643)	49,089,943
Fidelity Series Large Cap Value Index Fund	27,203,330	395,369	471,683	--	(12,581)	340,441	27,454,876
Fidelity Series Emerging Markets Debt Fund	14,499,809	387,538	223,515	209,843	(5,103)	(817,332)	13,841,397
Fidelity Series Emerging Markets Opportunities Fund	198,131,267	15,360,166	8,730,730	--	1,091,329	(19,410,173)	186,441,859
Fidelity Series Floating Rate High Income Fund	4,805,312	143,529	99,827	62,804	(123)	(20,206)	4,828,685
Fidelity Series Government Money Market Fund 1.96%	35,343,924	4,877,482	7,896,570	159,190	--	--	32,324,836
Fidelity Series High Income Fund	30,392,696	936,890	2,161,440	438,072	(74,989)	13,223	29,106,380
Fidelity Series Inflation-Protected Bond Index Fund	17,270,143	637,920	298,020	12,115	619	105,612	17,716,274
Fidelity Series International Credit Fund	1,062,890	13,124	--	6,208	--	(20,881)	1,055,133
Fidelity Series International Growth Fund	192,586,304	6,478,231	3,066,267	--	86,249	(685,939)	195,398,578
Fidelity Series International Small Cap Fund	48,053,368	1,046,619	864,377	--	16,756	(1,481,879)	46,770,487
Fidelity Series International Value Fund	194,847,297	6,542,029	3,117,967	--	(19,181)	(5,510,403)	192,741,775
Fidelity Series Investment Grade Bond Fund	10,253,916	229,005	565,643	69,141	(9,388)	(53,301)	9,854,589
Fidelity Series Long-Term Treasury Bond Index Fund	48,736,296	19,350,377	1,709,718	418,076	(4,273)	395	66,373,077
Fidelity Series Real Estate Equity Fund	16,888,409	140,814	17,708,456	89,155	1,454,060	(774,827)	--
Fidelity Series Real Estate Income Fund	9,492,141	431,342	316,317	150,991	777	151,218	9,759,161
Fidelity Series Short-Term Credit Fund	6,224,937	148,281	140,731	34,269	(299)	(5,993)	6,226,195
Fidelity Series Small Cap Opportunities Fund	85,799,818	1,224,130	1,423,534	--	4,792	5,210,572	90,815,778
Total	$2,180,818,289	$82,692,922	$89,958,377	$2,820,560	$8,179,902	$26,033,005	$2,207,765,741

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$1,456,328	$--	$1,456,328	$--
Domestic Equity Funds	1,375,383,303	1,375,383,303	--	--
International Equity Funds	641,296,711	641,296,711	--	--
Bond Funds	152,534,696	152,534,696	--	--
Short-Term Funds	38,596,459	38,596,459	--	--
Total Investments in Securities:	$2,209,267,497	$2,207,811,169	$1,456,328	$--
Derivative Instruments:
Assets
Futures Contracts	$244,152	$244,152	$--	$--
Total Assets	$244,152	$244,152	$--	$--
Liabilities
Futures Contracts	$(494,227)	$(494,227)	$--	$--
Total Liabilities	$(494,227)	$(494,227)	$--	$--
Total Derivative Instruments:	$(250,075)	$(250,075)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund and Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2045 Fund

June 30, 2018

AFF45-QTLY-0818
1.833434.112

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.79% to 1.88% 8/2/18 to 8/30/18 (a)
(Cost $927,571)	930,000	927,639
	Shares	Value

Domestic Equity Funds - 62.3%
Fidelity Advisor Series Equity Growth Fund (b)	6,536,456	$93,928,866
Fidelity Advisor Series Equity Value Fund (b)	8,150,144	103,506,833
Fidelity Advisor Series Growth & Income Fund (b)	10,447,915	162,465,080
Fidelity Advisor Series Growth Opportunities Fund (b)	4,405,516	66,919,787
Fidelity Advisor Series Opportunistic Insights Fund (b)	4,578,985	87,870,731
Fidelity Advisor Series Small Cap Fund (b)	3,710,264	45,191,011
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	8,216,378	104,265,835
Fidelity Series 100 Index Fund (b)	1,860,059	32,941,643
Fidelity Series All-Sector Equity Fund (b)	4,965,390	62,961,140
Fidelity Series Commodity Strategy Fund (b)	5,685,405	30,928,601
Fidelity Series Large Cap Value Index Fund (b)	1,383,176	17,262,039
Fidelity Series Small Cap Opportunities Fund (b)	3,777,075	57,147,141
TOTAL DOMESTIC EQUITY FUNDS
(Cost $681,569,167)		865,388,707

International Equity Funds - 29.1%
Fidelity Series Canada Fund (b)	1,185,965	12,547,509
Fidelity Series Emerging Markets Opportunities Fund (b)	5,905,454	117,341,380
Fidelity Series International Growth Fund (b)	7,636,983	122,955,425
Fidelity Series International Small Cap Fund (b)	1,630,208	29,425,247
Fidelity Series International Value Fund (b)	11,832,690	121,285,071
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $323,578,092)		403,554,632

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (b)	902,853	8,586,132
Fidelity Series Floating Rate High Income Fund (b)	323,008	3,058,883
Fidelity Series High Income Fund (b)	1,915,944	18,220,630
Fidelity Series Inflation-Protected Bond Index Fund (b)	1,142,018	11,146,091
Fidelity Series International Credit Fund (b)	64,866	635,688
Fidelity Series Investment Grade Bond Fund (b)	566,683	6,205,177
Fidelity Series Long-Term Treasury Bond Index Fund (b)	4,888,912	41,751,307
Fidelity Series Real Estate Income Fund (b)	561,062	6,109,962
TOTAL BOND FUNDS
(Cost $97,211,416)		95,713,870

Short-Term Funds - 1.7%
Fidelity Cash Central Fund, 1.93% (c)	9,787	9,789
Fidelity Series Government Money Market Fund 1.96% (b)(d)	20,338,399	20,338,399
Fidelity Series Short-Term Credit Fund (b)	405,977	3,998,873
TOTAL SHORT-TERM FUNDS
(Cost $24,388,429)		24,347,061
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $1,127,674,675)		1,389,931,909
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,021,609)
NET ASSETS - 100%		$1,388,910,300

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	32	Sept. 2018	$3,128,640	$(93,910)	$(93,910)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	71	Sept. 2018	3,774,715	(212,826)	(212,826)
TOTAL PURCHASED					(306,736)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	56	Sept. 2018	7,620,480	151,917	151,917
TOTAL FUTURES CONTRACTS					$(154,819)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $761,147.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$699
Total	$699

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$87,585,095	$2,015,850	$1,260,600	$--	$7,376	$5,581,145	$93,928,866
Fidelity Advisor Series Equity Value Fund	101,062,304	2,333,497	1,497,571	--	(52,223)	1,660,826	103,506,833
Fidelity Advisor Series Growth & Income Fund	154,913,386	4,374,318	2,325,600	730,472	(18,802)	5,521,778	162,465,080
Fidelity Advisor Series Growth	57,467,634	1,325,975	826,785	--	(5,034)	8,957,997	66,919,787
Fidelity Advisor Series Opportunistic	81,384,078	1,876,992	1,173,129	--	(8,229)	5,791,019	87,870,731
Fidelity Advisor Series Small Cap Fund	43,759,112	994,457	629,294	--	(8,332)	1,075,068	45,191,011
Fidelity Advisor Series Stock Selector	102,033,097	2,362,633	1,507,898	--	(54,677)	1,432,680	104,265,835
Fidelity Series 100 Index Fund	43,308,860	--	11,875,734	--	3,408,466	(1,899,949)	32,941,643
Fidelity Series All-Sector Equity Fund	60,085,583	1,386,611	878,532	--	(22,779)	2,390,257	62,961,140
Fidelity Series Canada Fund	11,904,189	341,365	165,991	--	1,517	466,429	12,547,509
Fidelity Series Commodity Strategy Fund	28,249,093	3,100,239	407,124	--	1,163	(14,770)	30,928,601
Fidelity Series Emerging Markets Debt Fund	8,907,300	305,990	119,088	129,625	(2,928)	(505,142)	8,586,132
Fidelity Series Emerging Markets Opportunities Fund	123,530,365	10,535,886	5,250,797	--	398,247	(11,872,321)	117,341,380
Fidelity Series Floating Rate High Income	3,008,295	113,069	49,622	39,575	(126)	(12,733)	3,058,883
Fidelity Series Government Money Market	21,893,886	3,319,772	4,875,259	99,550	--	--	20,338,399
Fidelity Series High Income Fund	18,707,935	653,422	1,101,637	271,644	(29,142)	(9,948)	18,220,630
Fidelity Series Inflation-Protected Bond	10,812,378	425,198	158,784	7,632	406	66,893	11,146,091
Fidelity Series International Credit Fund	640,362	3,740	--	3,740	--	(8,414)	635,688
Fidelity Series International Growth Fund	119,909,466	5,111,737	1,686,283	--	11,289	(390,784)	122,955,425
Fidelity Series International Small Cap Fund	29,918,661	908,627	480,994	--	6,023	(927,070)	29,425,247
Fidelity Series International Value Fund	121,339,335	5,118,297	1,686,282	--	(28,869)	(3,457,410)	121,285,071
Fidelity Series Investment Grade Bond Fund	6,440,580	199,163	395,539	43,344	(7,226)	(31,801)	6,205,177
Fidelity Series Large Cap Value Index Fund	16,906,145	402,466	251,123	--	(7,385)	211,936	17,262,039
Fidelity Series Long-Term Treasury Bond	30,339,836	11,879,569	470,619	261,925	(2,048)	4,569	41,751,307
Fidelity Series Real Estate Equity Fund	10,477,062	88,288	10,987,257	55,604	580,263	(158,356)	--
Fidelity Series Real Estate Income Fund	5,876,043	232,466	93,291	94,348	401	94,343	6,109,962
Fidelity Series Short-Term Credit Fund	3,944,220	134,687	76,027	21,862	(65)	(3,942)	3,998,873
	53,422,944	1,214,310	757,061	--	1,560	3,265,388	57,147,141
Total	$1,357,827,244	$60,758,624	$50,987,921	$1,759,321	$4,168,846	$17,227,688	$1,388,994,481

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$927,639	$--	$927,639	$--
Domestic Equity Funds	865,388,707	865,388,707	--	--
International Equity Funds	403,554,632	403,554,632	--	--
Bond Funds	95,713,870	95,713,870	--	--
Short-Term Funds	24,347,061	24,347,061	--	--
Total Investments in Securities:	$1,389,931,909	$1,389,004,270	$927,639	$--
Derivative Instruments:
Assets
Futures Contracts	$151,917	$151,917	$--	$--
Total Assets	$151,917	$151,917	$--	$--
Liabilities
Futures Contracts	$(306,736)	$(306,736)	$--	$--
Total Liabilities	$(306,736)	$(306,736)	$--	$--
Total Derivative Instruments:	$(154,819)	$(154,819)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2050 Fund

June 30, 2018

AFF50-QTLY-0818
1.833438.112

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.79% to 1.88% 8/2/18 to 8/30/18 (a)
(Cost $748,056)	750,000	748,111
	Shares	Value

Domestic Equity Funds - 62.3%
Fidelity Advisor Series Equity Growth Fund (b)	5,293,323	$76,065,054
Fidelity Advisor Series Equity Value Fund (b)	6,602,862	83,856,354
Fidelity Advisor Series Growth & Income Fund (b)	8,465,142	131,632,957
Fidelity Advisor Series Growth Opportunities Fund (b)	3,566,942	54,181,849
Fidelity Advisor Series Opportunistic Insights Fund (b)	3,707,704	71,150,848
Fidelity Advisor Series Small Cap Fund (b)	3,004,611	36,596,165
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	6,656,666	84,473,093
Fidelity Series 100 Index Fund (b)	1,497,155	26,514,619
Fidelity Series All-Sector Equity Fund (b)	4,022,045	50,999,536
Fidelity Series Commodity Strategy Fund (b)	4,605,285	25,052,749
Fidelity Series Large Cap Value Index Fund (b)	1,120,297	13,981,301
Fidelity Series Small Cap Opportunities Fund (b)	3,058,226	46,270,965
TOTAL DOMESTIC EQUITY FUNDS
(Cost $556,320,599)		700,775,490

International Equity Funds - 29.1%
Fidelity Series Canada Fund (b)	960,355	10,160,551
Fidelity Series Emerging Markets Opportunities Fund (b)	4,782,557	95,029,402
Fidelity Series International Growth Fund (b)	6,184,440	99,569,483
Fidelity Series International Small Cap Fund (b)	1,320,094	23,827,699
Fidelity Series International Value Fund (b)	9,582,233	98,217,884
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $264,104,422)		326,805,019

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (b)	728,351	6,926,614
Fidelity Series Floating Rate High Income Fund (b)	262,899	2,489,655
Fidelity Series High Income Fund (b)	1,548,270	14,724,052
Fidelity Series Inflation-Protected Bond Index Fund (b)	924,778	9,025,836
Fidelity Series International Credit Fund (b)	50,978	499,583
Fidelity Series Investment Grade Bond Fund (b)	459,571	5,032,302
Fidelity Series Long-Term Treasury Bond Index Fund (b)	3,957,985	33,801,191
Fidelity Series Real Estate Income Fund (b)	455,057	4,955,572
TOTAL BOND FUNDS
(Cost $78,901,991)		77,454,805

Short-Term Funds - 1.7%
Fidelity Cash Central Fund, 1.93% (c)	1,714	1,714
Fidelity Series Government Money Market Fund 1.96% (b)(d)	16,469,982	16,469,982
Fidelity Series Short-Term Credit Fund (b)	331,838	3,268,603
TOTAL SHORT-TERM FUNDS
(Cost $19,773,675)		19,740,299
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $919,848,743)		1,125,523,724
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(804,714)
NET ASSETS - 100%		$1,124,719,010

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	26	Sept. 2018	$2,542,020	$(76,304)	$(76,304)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	57	Sept. 2018	3,030,405	(170,841)	(170,841)
TOTAL PURCHASED					(247,145)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	45	Sept. 2018	6,123,600	122,076	122,076
TOTAL FUTURES CONTRACTS					$(125,069)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $615,516.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$510
Total	$510

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$70,351,965	$2,036,255	$813,345	$--	$(3,528)	$4,493,707	$76,065,054
Fidelity Advisor Series Equity Value Fund	81,184,995	2,353,556	969,132	--	(36,823)	1,323,758	83,856,354
Fidelity Advisor Series Growth & Income Fund	124,458,830	4,259,032	1,505,525	586,901	(28,831)	4,449,451	131,632,957
Fidelity Advisor Series Growth Opportunities Fund	46,159,904	1,339,772	533,256	--	(14,862)	7,230,291	54,181,849
Fidelity Advisor Series Opportunistic Insights Fund	65,364,078	1,896,216	756,814	--	(14,038)	4,661,406	71,150,848
Fidelity Advisor Series Small Cap Fund	35,146,093	1,003,307	406,606	--	(7,630)	861,001	36,596,165
Fidelity Advisor Series Stock Selector Large Cap Value Fund	81,966,944	2,381,256	975,586	--	(42,337)	1,142,816	84,473,093
Fidelity Series 100 Index Fund	34,748,219	--	9,443,604	--	2,577,051	(1,367,047)	26,514,619
Fidelity Series All-Sector Equity Fund	48,267,467	1,398,730	567,822	--	(17,291)	1,918,452	50,999,536
Fidelity Series Canada Fund	9,565,126	331,857	112,568	--	(11)	376,147	10,160,551
Fidelity Series Commodity Strategy Fund	22,713,854	2,626,297	272,990	--	(906)	(13,506)	25,052,749
Fidelity Series Emerging Markets Debt Fund	7,129,561	282,036	77,129	104,008	(1,566)	(406,288)	6,926,614
Fidelity Series Emerging Markets Opportunities Fund	99,246,751	9,155,652	4,116,467	--	142,274	(9,398,808)	95,029,402
Fidelity Series Floating Rate High Income Fund	2,426,049	106,196	32,142	32,019	(70)	(10,378)	2,489,655
Fidelity Series Government Money Market Fund 1.96%	17,563,064	2,770,305	3,863,387	80,190	--	--	16,469,982
Fidelity Series High Income Fund	14,946,932	603,227	794,162	217,889	(12,105)	(19,840)	14,724,052
Fidelity Series Inflation-Protected Bond Index Fund	8,708,325	365,635	102,839	6,162	250	54,465	9,025,836
Fidelity Series International Credit Fund	503,256	2,939	--	2,939	--	(6,612)	499,583
Fidelity Series International Growth Fund	96,317,039	4,712,193	1,145,527	--	4,752	(318,974)	99,569,483
Fidelity Series International Small Cap Fund	24,031,703	886,588	345,822	--	4,145	(748,915)	23,827,699
Fidelity Series International Value Fund	97,470,380	4,717,673	1,145,527	--	(26,005)	(2,798,637)	98,217,884
Fidelity Series Investment Grade Bond Fund	5,182,457	195,001	313,901	34,937	(5,905)	(25,350)	5,032,302
Fidelity Series Large Cap Value Index Fund	13,577,147	403,450	162,496	--	(6,095)	169,295	13,981,301
Fidelity Series Long-Term Treasury Bond Index Fund	24,382,002	9,731,166	317,632	211,143	(1,064)	6,719	33,801,191
Fidelity Series Real Estate Equity Fund	8,433,757	71,694	8,845,995	45,364	399,314	(58,770)	--
Fidelity Series Real Estate Income Fund	4,723,812	215,587	60,417	76,216	116	76,474	4,955,572
Fidelity Series Short-Term Credit Fund	3,186,925	132,608	47,669	17,740	(83)	(3,178)	3,268,603
Fidelity Series Small Cap Opportunities Fund	42,907,982	1,227,089	488,277	--	(834)	2,625,005	46,270,965
	$1,090,664,617	$55,205,317	$38,216,637	$1,415,508	$2,907,918	$14,212,684	$1,124,773,899

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$748,111	$--	$748,111	$--
Domestic Equity Funds	700,775,490	700,775,490	--	--
International Equity Funds	326,805,019	326,805,019	--	--
Bond Funds	77,454,805	77,454,805	--	--
Short-Term Funds	19,740,299	19,740,299	--	--
Total Investments in Securities:	$1,125,523,724	$1,124,775,613	$748,111	$--
Derivative Instruments:
Assets
Futures Contracts	$122,076	$122,076	$--	$--
Total Assets	$122,076	$122,076	$--	$--
Liabilities
Futures Contracts	$(247,145)	$(247,145)	$--	$--
Total Liabilities	$(247,145)	$(247,145)	$--	$--
Total Derivative Instruments:	$(125,069)	$(125,069)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2050 Fund

June 30, 2018

F50-QTLY-0818
1.833437.112

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.79% to 1.88% 8/2/18 to 8/30/18 (a)
(Cost $6,692,981)	6,710,000	6,693,469
	Shares	Value

Domestic Equity Funds - 62.2%
Fidelity Series 100 Index Fund (b)	9,637,495	$170,680,030
Fidelity Series All-Sector Equity Fund (b)	35,631,204	451,803,669
Fidelity Series Blue Chip Growth Fund (b)	30,794,114	484,391,408
Fidelity Series Commodity Strategy Fund (b)	47,414,765	257,936,320
Fidelity Series Growth & Income Fund (b)	65,070,667	1,025,513,704
Fidelity Series Growth Company Fund (b)	51,817,747	963,810,099
Fidelity Series Intrinsic Opportunities Fund (b)	61,777,467	1,137,940,939
Fidelity Series Large Cap Value Index Fund (b)	22,774,837	284,229,971
Fidelity Series Opportunistic Insights Fund (b)	28,089,009	523,017,357
Fidelity Series Small Cap Discovery Fund (b)	11,333,564	136,796,123
Fidelity Series Small Cap Opportunities Fund (b)	28,339,314	428,773,819
Fidelity Series Stock Selector Large Cap Value Fund (b)	61,539,937	772,941,606
Fidelity Series Value Discovery Fund (b)	42,059,082	552,235,753
TOTAL DOMESTIC EQUITY FUNDS
(Cost $5,611,353,575)		7,190,070,798

International Equity Funds - 29.1%
Fidelity Series Canada Fund (b)	9,877,518	104,504,139
Fidelity Series Emerging Markets Opportunities Fund (b)	49,628,298	986,114,280
Fidelity Series International Growth Fund (b)	63,618,530	1,024,258,338
Fidelity Series International Small Cap Fund (b)	13,575,208	245,032,502
Fidelity Series International Value Fund (b)	98,572,301	1,010,366,083
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,797,742,758)		3,370,275,342

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (b)	7,308,552	69,504,329
Fidelity Series Floating Rate High Income Fund (b)	2,720,864	25,766,579
Fidelity Series High Income Fund (b)	16,035,831	152,500,755
Fidelity Series Inflation-Protected Bond Index Fund (b)	9,473,992	92,466,161
Fidelity Series International Credit Fund (b)	500,187	4,901,828
Fidelity Series Investment Grade Bond Fund (b)	4,727,137	51,762,149
Fidelity Series Long-Term Treasury Bond Index Fund (b)	40,711,521	347,676,387
Fidelity Series Real Estate Income Fund (b)	4,615,931	50,267,488
TOTAL BOND FUNDS
(Cost $808,948,153)		794,845,676

Short-Term Funds - 1.8%
Fidelity Cash Central Fund, 1.93% (c)	802,088	802,248
Fidelity Series Government Money Market Fund 1.96% (b)(d)	169,100,424	169,100,424
Fidelity Series Short-Term Credit Fund (b)	3,508,025	34,554,046
TOTAL SHORT-TERM FUNDS
(Cost $204,845,918)		204,456,718
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $9,429,583,385)		11,566,342,003
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(6,018,013)
NET ASSETS - 100%		$11,560,323,990

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
ICE E-mini MSCI EAFE Index Contracts (United States)	206	Sept. 2018	$20,140,620	$(604,667)	$(604,667)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	569	Sept. 2018	30,250,885	(1,703,483)	(1,703,483)
TOTAL PURCHASED					(2,308,150)
Sold
CME E-mini S&P 500 Index Contracts (United States)	474	Sept. 2018	64,501,920	1,285,865	1,285,865
TOTAL FUTURES CONTRACTS					$(1,022,285)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,126,404.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,559
Total	$6,559

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$222,464,053	$19	$59,256,285	$--	$13,967,267	$(6,495,024)	$170,680,030
Fidelity Series All-Sector Equity Fund	429,071,816	12,665,054	6,954,058	--	(95,378)	17,116,235	451,803,669
Fidelity Series Blue Chip Growth Fund	443,402,520	13,153,221	17,379,216	--	650,442	44,564,441	484,391,408
Fidelity Series Canada Fund	98,832,496	2,826,580	1,065,855	--	(1,180)	3,912,098	104,504,139
Fidelity Series Commodity Strategy Fund	235,237,103	24,036,225	1,222,931	--	(11,924)	(102,153)	257,936,320
Fidelity Series Emerging Markets Debt Fund	71,582,940	2,981,178	934,581	1,051,940	(65,386)	(4,059,822)	69,504,329
Fidelity Series Emerging Markets Opportunities Fund	1,027,149,604	94,457,245	38,360,195	--	2,159,705	(99,292,079)	986,114,280
Fidelity Series Floating Rate High Income	25,093,502	1,137,790	355,707	333,963	(1,641)	(107,365)	25,766,579
Fidelity Series Government Money Market Fund 1.96%	180,118,828	25,799,704	36,818,108	824,765	--	--	169,100,424
Fidelity Series Growth & Income Fund	970,491,938	35,252,824	14,549,840	4,605,199	(87,538)	34,406,320	1,025,513,704
Fidelity Series Growth Company Fund	902,132,390	26,538,353	18,849,924	--	(138,097)	54,127,377	963,810,099
Fidelity Series High Income Fund	154,489,571	6,338,564	7,994,537	2,269,461	(266,240)	(66,603)	152,500,755
Fidelity Series Inflation-Protected Bond Index Fund	90,992,656	2,615,150	1,714,550	64,578	(3,769)	576,674	92,466,161
Fidelity Series International Credit Fund	4,937,865	28,842	--	28,842	--	(64,879)	4,901,828
Fidelity Series International Growth Fund	995,013,836	37,478,439	4,977,634	--	28,247	(3,284,550)	1,024,258,338
Fidelity Series International Small Cap Fund	248,264,939	6,853,764	2,305,744	--	(59,606)	(7,720,851)	245,032,502
Fidelity Series International Value Fund	1,007,232,591	37,553,613	4,961,216	--	(111,526)	(29,347,379)	1,010,366,083
Fidelity Series Intrinsic Opportunities Fund	1,095,273,542	32,615,579	11,122,653	--	(404,332)	21,578,803	1,137,940,939
Fidelity Series Investment Grade Bond Fund	53,699,737	1,802,126	3,415,555	363,470	(67,897)	(256,262)	51,762,149
Fidelity Series Large Cap Value Index Fund	276,330,213	8,592,223	4,058,310	--	(72,157)	3,438,002	284,229,971
Fidelity Series Long-Term Treasury Bond Index Fund	252,756,420	96,402,566	1,493,261	2,175,930	(7,569)	18,231	347,676,387
Fidelity Series Opportunistic Insights Fund	485,903,915	14,505,768	7,310,736	--	(59,041)	29,977,451	523,017,357
Fidelity Series Real Estate Equity Fund	88,578,147	981,590	93,370,141	825,806	1,459,040	2,351,364	--
Fidelity Series Real Estate Income Fund	47,880,196	2,290,787	687,158	780,213	2,168	781,495	50,267,488
Fidelity Series Short-Term Credit Fund	33,678,083	1,429,011	518,144	189,021	(3,681)	(31,223)	34,554,046
Fidelity Series Small Cap Discovery Fund	129,743,700	11,838,013	1,936,180	7,926,368	(79,877)	(2,769,533)	136,796,123
Fidelity Series Small Cap Opportunities Fund	401,012,829	11,820,094	8,788,995	--	67,396	24,662,495	428,773,819
Fidelity Series Stock Selector Large Cap Value Fund	755,175,216	22,603,774	17,123,221	--	(579,038)	12,864,875	772,941,606
Fidelity Series Value Discovery Fund	535,725,735	16,079,392	7,866,423	--	(304,204)	8,601,253	552,235,753
	$11,262,266,381	$550,677,488	$375,391,158	$21,439,556	$15,914,184	$105,379,391	$11,558,846,286

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$6,693,469	$--	$6,693,469	$--
Domestic Equity Funds	7,190,070,798	7,190,070,798	--	--
International Equity Funds	3,370,275,342	3,370,275,342	--	--
Bond Funds	794,845,676	794,845,676	--	--
Short-Term Funds	204,456,718	204,456,718	--	--
Total Investments in Securities:	$11,566,342,003	$11,559,648,534	$6,693,469	$--
Derivative Instruments:
Assets
Futures Contracts	$1,285,865	$1,285,865	$--	$--
Total Assets	$1,285,865	$1,285,865	$--	$--
Liabilities
Futures Contracts	$(2,308,150)	$(2,308,150)	$--	$--
Total Liabilities	$(2,308,150)	$(2,308,150)	$--	$--
Total Derivative Instruments:	$(1,022,285)	$(1,022,285)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index Income Fund

June 30, 2018

FRX-INC-QTLY-0818
1.906830.108

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.8%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $23,465,872)	588,561	46,243,205

Commodity Funds - 0.8%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $2,212,315)	221,309	2,332,598

International Equity Funds - 6.7%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $17,443,746)	1,644,577	21,001,251

Bond Funds - 42.8%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	346,725	2,961,029
Fidelity U.S. Bond Index Fund Class F (a)	11,606,560	130,457,737
TOTAL BOND FUNDS
(Cost $136,444,082)		133,418,766

Inflation-Protected Bond Funds - 7.3%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $23,764,162)	2,323,885	22,681,122

Short-Term Funds - 27.6%
Fidelity Series Government Money Market Fund 1.96% (a)(b)
(Cost $85,973,943)	85,973,943	85,973,943
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $289,304,120)		311,650,885
NET OTHER ASSETS (LIABILITIES) - 0.0%		(21,239)
NET ASSETS - 100%		$311,629,646

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$3,156,179	$290,345	$1,119,723	$--	$39,633	$(33,836)	$2,332,598
Fidelity Series Global ex U.S. Index Fund	20,722,646	2,680,369	1,711,824	--	(43,397)	(646,543)	21,001,251
Fidelity Series Government Money Market Fund 1.96%	87,010,072	9,194,283	10,230,412	414,164	--	--	85,973,943
Fidelity Series Inflation-Protected Bond Index Fund	17,437,302	5,752,800	623,573	12,995	1,096	113,497	22,681,122
Fidelity Series Long-Term Treasury Bond Index Fund	--	2,961,029	--	232	--	--	2,961,029
Fidelity Total Market Index Fund Class F	45,648,675	5,338,013	6,455,509	164,601	134,133	1,577,893	46,243,205
Fidelity U.S. Bond Index Fund Class F	116,416,217	19,251,576	4,155,246	829,930	(23,493)	(1,031,317)	130,457,737
Total	$290,391,091	$45,468,415	$24,296,287	$1,421,922	$107,972	$(20,306)	$311,650,885

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2005 Fund

June 30, 2018

FRX-X05-QTLY-0818
1.906834.108

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 21.0%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $11,970,510)	305,278	23,985,689

Commodity Funds - 0.7%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $810,625)	81,100	854,798

International Equity Funds - 9.4%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $9,091,763)	842,127	10,753,961

Bond Funds - 40.3%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	127,071	1,085,183
Fidelity U.S. Bond Index Fund Class F (a)	3,991,734	44,867,090
TOTAL BOND FUNDS
(Cost $47,087,178)		45,952,273

Inflation-Protected Bond Funds - 6.2%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $7,333,461)	724,055	7,066,775

Short-Term Funds - 22.4%
Fidelity Series Government Money Market Fund 1.96% (a)(b)
(Cost $25,543,045)	25,543,045	25,543,045
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $101,836,582)		114,156,541
NET OTHER ASSETS (LIABILITIES) - 0.0%		(7,993)
NET ASSETS - 100%		$114,148,548

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$1,212,894	$51,791	$413,386	$--	$14,793	$(11,294)	$854,798
Fidelity Series Global ex U.S. Index Fund	11,171,164	771,208	854,768	--	(12,168)	(321,475)	10,753,961
Fidelity Series Government Money Market Fund 1.96%	27,224,733	1,373,634	3,055,322	122,130	--	--	25,543,045
Fidelity Series Inflation-Protected Bond Index Fund	5,796,442	1,455,898	221,264	4,055	300	35,399	7,066,775
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,085,183	--	85	--	--	1,085,183
Fidelity Total Market Index Fund Class F	25,037,660	1,299,669	3,214,418	89,455	27,342	835,436	23,985,689
Fidelity U.S. Bond Index Fund Class F	42,778,527	4,159,435	1,695,054	286,933	(2,525)	(373,293)	44,867,090
Total	$113,221,420	$10,196,818	$9,454,212	$502,658	$27,742	$164,773	$114,156,541

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2010 Fund

June 30, 2018

FRX-X10-QTLY-0818
1.906836.108

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 27.2%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $68,404,134)	1,950,996	153,289,723

Commodity Funds - 0.7%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $4,000,745)	400,236	4,218,492

International Equity Funds - 12.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $55,446,071)	5,333,370	68,107,135

Bond Funds - 37.4%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	627,008	5,354,651
Fidelity U.S. Bond Index Fund Class F (a)	18,240,397	205,022,061
TOTAL BOND FUNDS
(Cost $215,275,351)		210,376,712

Inflation-Protected Bond Funds - 5.2%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $30,148,539)	2,990,258	29,184,919

Short-Term Funds - 17.4%
Fidelity Series Government Money Market Fund 1.96% (a)(b)
(Cost $97,999,872)	97,999,872	97,999,872
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $471,274,712)		563,176,853
NET OTHER ASSETS (LIABILITIES) - 0.0%		(36,610)
NET ASSETS - 100%		$563,140,243

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$6,128,984	$136,399	$2,063,588	$--	$90,780	$(74,083)	$4,218,492
Fidelity Series Global ex U.S. Index Fund	69,890,623	3,943,757	3,598,562	--	(26,367)	(2,102,316)	68,107,135
Fidelity Series Government Money Market Fund 1.96%	104,377,971	4,383,106	10,761,205	474,698	--	--	97,999,872
Fidelity Series Inflation-Protected Bond Index Fund	24,063,708	5,516,074	543,102	17,026	(665)	148,904	29,184,919
Fidelity Series Long-Term Treasury Bond Index Fund	--	5,354,651	--	419	--	--	5,354,651
Fidelity Total Market Index Fund Class F	157,960,054	4,975,768	15,152,545	566,558	1,409,140	4,097,306	153,289,723
Fidelity U.S. Bond Index Fund Class F	196,531,759	15,100,624	4,857,417	1,334,887	(14,920)	(1,737,985)	205,022,061
Total	$558,953,099	$39,410,379	$36,976,419	$2,393,588	$1,457,968	$331,826	$563,176,853

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2015 Fund

June 30, 2018

FRX-X15-QTLY-0818
1.906838.108

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 33.5%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $208,065,445)	5,320,875	418,061,112

Commodity Funds - 0.8%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $9,591,601)	959,241	10,110,403

International Equity Funds - 14.8%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $155,859,767)	14,504,156	185,218,075

Bond Funds - 34.3%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	1,391,148	11,880,401
Fidelity U.S. Bond Index Fund Class F (a)	36,996,253	415,837,881
TOTAL BOND FUNDS
(Cost $439,044,211)		427,718,282

Inflation-Protected Bond Funds - 4.2%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $54,593,285)	5,404,865	52,751,483

Short-Term Funds - 12.4%
Fidelity Cash Central Fund, 1.93% (b)	5	5
Fidelity Series Government Money Market Fund 1.96% (a)(c)	155,170,337	155,170,337
TOTAL SHORT-TERM FUNDS
(Cost $155,170,342)		155,170,342
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,022,324,651)		1,249,029,697
NET OTHER ASSETS (LIABILITIES) - 0.0%		(84,899)
NET ASSETS - 100%		$1,248,944,798

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3
Total	$3

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$13,941,549	$754,040	$4,614,094	$--	$172,020	$(143,112)	$10,110,403
Fidelity Series Global ex U.S. Index Fund	181,915,405	16,679,272	7,655,935	--	(39,248)	(5,681,419)	185,218,075
Fidelity Series Government Money Market Fund 1.96%	159,390,236	12,166,254	16,386,153	740,729	--	--	155,170,337
Fidelity Series Inflation-Protected Bond Index Fund	41,930,197	11,434,785	877,788	30,240	(956)	265,245	52,751,483
Fidelity Series Long-Term Treasury Bond Index Fund	--	11,880,401	--	930	--	--	11,880,401
Fidelity Total Market Index Fund Class F	412,852,646	25,709,798	35,197,785	1,488,007	400,737	14,295,716	418,061,112
Fidelity U.S. Bond Index Fund Class F	387,717,936	40,250,858	8,632,310	2,687,053	(42,990)	(3,455,613)	415,837,881
Total	$1,197,747,969	$118,875,408	$73,364,065	$4,946,959	$489,563	$5,280,817	$1,249,029,692

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2020 Fund

June 30, 2018

FRX-X20-QTLY-0818
1.906840.108

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 38.4%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $919,178,106)	19,944,068	1,567,005,459

Commodity Funds - 0.8%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $32,118,762)	3,211,741	33,851,745

International Equity Funds - 17.0%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $598,063,632)	54,190,068	692,007,169

Bond Funds - 31.9%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,545,059	38,814,806
Fidelity U.S. Bond Index Fund Class F (a)	112,292,841	1,262,171,535
TOTAL BOND FUNDS
(Cost $1,339,565,508)		1,300,986,341

Inflation-Protected Bond Funds - 3.3%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $139,597,648)	13,934,628	136,001,967

Short-Term Funds - 8.6%
Fidelity Series Government Money Market Fund 1.96% (a)(b)
(Cost $349,823,614)	349,823,614	349,823,614
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,378,347,270)		4,079,676,295
NET OTHER ASSETS (LIABILITIES) - 0.0%		(251,200)
NET ASSETS - 100%		$4,079,425,095

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$47,482,685	$1,947,272	$15,687,756	$--	$633,226	$(523,682)	$33,851,745
Fidelity Series Global ex U.S. Index Fund	678,623,098	54,517,704	19,924,062	--	10,976	(21,220,547)	692,007,169
Fidelity Series Government Money Market Fund 1.96%	366,497,885	22,344,160	39,018,431	1,690,925	--	--	349,823,614
Fidelity Series Inflation-Protected Bond Index Fund	106,069,446	31,002,024	1,733,423	75,978	(2,745)	666,665	136,001,967
Fidelity Series Long-Term Treasury Bond Index Fund	--	38,814,806	--	3,039	--	--	38,814,806
Fidelity Total Market Index Fund Class F	1,544,841,749	77,133,824	109,681,488	5,549,905	1,369,653	53,341,721	1,567,005,459
Fidelity U.S. Bond Index Fund Class F	1,199,342,406	96,343,252	22,734,564	8,256,761	(131,607)	(10,647,952)	1,262,171,535
Total	$3,942,857,269	$322,103,042	$208,779,724	$15,576,608	$1,879,503	$21,616,205	$4,079,676,295

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2025 Fund

June 30, 2018

FRX-X25-QTLY-0818
1.906843.108

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.6%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,109,909,997)	21,346,331	1,677,181,213

Commodity Funds - 0.9%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $33,336,259)	3,333,497	35,135,063

International Equity Funds - 18.7%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $653,460,471)	57,704,098	736,881,338

Bond Funds - 30.0%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	4,444,622	37,957,070
Fidelity U.S. Bond Index Fund Class F (a)	101,716,958	1,143,298,605
TOTAL BOND FUNDS
(Cost $1,215,600,197)		1,181,255,675

Inflation-Protected Bond Funds - 2.6%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $102,287,065)	10,309,344	100,619,200

Short-Term Funds - 5.2%
Fidelity Cash Central Fund, 1.93% (b)	1	1
Fidelity Series Government Money Market Fund 1.96% (a)(c)	205,408,193	205,408,193
TOTAL SHORT-TERM FUNDS
(Cost $205,408,194)		205,408,194
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,320,002,183)		3,936,480,683
NET OTHER ASSETS (LIABILITIES) - 0.0%		(247,546)
NET ASSETS - 100%		$3,936,233,137

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$46,124,245	$3,502,638	$14,550,919	$--	$351,649	$(292,550)	$35,135,063
Fidelity Series Global ex U.S. Index Fund	685,349,266	84,535,924	10,495,575	--	(119,519)	(22,388,758)	736,881,338
Fidelity Series Government Money Market Fund 1.96%	213,104,497	21,058,191	28,754,495	1,012,326	--	--	205,408,193
Fidelity Series Inflation-Protected Bond Index Fund	67,903,098	32,470,989	200,895	50,081	505	445,503	100,619,200
Fidelity Series Long-Term Treasury Bond Index Fund	--	37,957,070	--	2,972	--	--	37,957,070
Fidelity Total Market Index Fund Class F	1,561,728,775	135,810,546	77,083,153	5,647,890	(213,591)	56,938,636	1,677,181,213
Fidelity U.S. Bond Index Fund Class F	1,043,505,486	115,188,509	5,962,732	7,398,676	(37,755)	(9,394,903)	1,143,298,605
Total	$3,617,715,367	$430,523,867	$137,047,769	$14,111,945	$(18,711)	$25,307,928	$3,936,480,682

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2030 Fund

June 30, 2018

FRX-X30-QTLY-0818
1.906845.108

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.9%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,621,755,274)	31,103,155	2,443,774,889

Commodity Funds - 0.9%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $42,081,436)	4,207,512	44,347,177

International Equity Funds - 22.3%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $954,525,584)	83,870,291	1,071,023,611

Bond Funds - 25.1%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	5,356,456	45,744,138
Fidelity U.S. Bond Index Fund Class F (a)	103,360,302	1,161,769,791
TOTAL BOND FUNDS
(Cost $1,240,624,476)		1,207,513,929

Inflation-Protected Bond Funds - 0.8%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $37,648,150)	3,844,919	37,526,410
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $3,896,634,920)		4,804,186,016
NET OTHER ASSETS (LIABILITIES) - 0.0%		(281,015)
NET ASSETS - 100%		$4,803,905,001

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$59,460,652	$3,341,548	$18,544,434	$--	$522,660	$(433,249)	$44,347,177
Fidelity Series Global ex U.S. Index Fund	1,016,892,451	105,662,222	18,997,034	--	(143,326)	(32,390,702)	1,071,023,611
Fidelity Series Inflation-Protected Bond Index Fund	47,485,726	3,207,936	13,475,041	34,553	(703,896)	1,011,685	37,526,410
Fidelity Series Long-Term Treasury Bond Index Fund	--	45,744,138	--	3,581	--	--	45,744,138
Fidelity Total Market Index Fund Class F	2,318,668,430	149,346,810	107,168,485	8,348,337	(53,183)	82,981,317	2,443,774,889
Fidelity U.S. Bond Index Fund Class F	1,057,327,370	122,287,694	8,361,389	7,468,086	(54,977)	(9,428,907)	1,161,769,791
Total	$4,499,834,629	$429,590,348	$166,546,383	$15,854,557	$(432,722)	$41,740,144	$4,804,186,016

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2035 Fund

June 30, 2018

FRX-X35-QTLY-0818
1.906848.108

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.7%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,342,578,694)	24,229,182	1,903,686,818

Commodity Funds - 0.9%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $27,537,633)	2,752,890	29,015,462

International Equity Funds - 26.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $752,764,270)	65,262,792	833,405,857

Bond Funds - 13.1%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,559,863	30,401,233
Fidelity U.S. Bond Index Fund Class F (a)	34,447,925	387,194,676
TOTAL BOND FUNDS
(Cost $427,503,873)		417,595,909

Inflation-Protected Bond Funds - 0.2%
Fidelity Series Inflation-Protected Bond Index Fund (a)
(Cost $7,811,277)	796,431	7,773,167

Short-Term Funds - 0.0%
Fidelity Cash Central Fund, 1.93% (b)
(Cost $1)	1	1
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,558,195,748)		3,191,477,214
NET OTHER ASSETS (LIABILITIES) - 0.0%		(195,332)
NET ASSETS - 100%		$3,191,281,882

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$39,049,622	$2,993,061	$13,063,725	$--	$282,541	$(246,037)	$29,015,462
Fidelity Series Global ex U.S. Index Fund	763,524,116	102,342,971	7,391,562	--	(122,516)	(24,947,152)	833,405,857
Fidelity Series Inflation-Protected Bond Index Fund	6,235,479	1,505,966	13,611	4,840	(98)	45,431	7,773,167
Fidelity Series Long-Term Treasury Bond Index Fund	--	30,401,233	--	2,380	--	--	30,401,233
Fidelity Total Market Index Fund Class F	1,745,523,415	149,081,326	54,150,743	6,307,944	(435,918)	63,668,738	1,903,686,818
Fidelity U.S. Bond Index Fund Class F	359,317,454	49,396,870	18,306,503	2,577,954	(690,761)	(2,522,384)	387,194,676
Total	$2,913,650,086	$335,721,427	$92,926,144	$8,893,118	$(966,752)	$35,998,596	$3,191,477,213

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2040 Fund

June 30, 2018

FRX-X40-QTLY-0818
1.906850.108

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $1,451,180,566)	26,726,367	2,099,890,671

Commodity Funds - 0.9%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $30,145,116)	3,013,584	31,763,172

International Equity Funds - 27.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $825,020,139)	71,940,895	918,685,228

Bond Funds - 10.0%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	3,781,408	32,293,224
Fidelity U.S. Bond Index Fund Class F (a)	27,329,253	307,180,807
TOTAL BOND FUNDS
(Cost $348,221,748)		339,474,031

Short-Term Funds - 0.0%
Fidelity Cash Central Fund, 1.93% (b)
(Cost $3)	3	3
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,654,567,572)		3,389,813,105
NET OTHER ASSETS (LIABILITIES) - 0.0%		(197,304)
NET ASSETS - 100%		$3,389,615,801

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$43,562,265	$1,869,280	$13,735,807	$--	$382,438	$(315,004)	$31,763,172
Fidelity Series Global ex U.S. Index Fund	866,105,013	91,259,296	11,017,595	--	(168,243)	(27,493,243)	918,685,228
Fidelity Series Long-Term Treasury Bond Index Fund	--	32,293,224	--	2,528	--	--	32,293,224
Fidelity Total Market Index Fund Class F	1,981,539,621	94,521,984	46,824,852	7,141,644	(426,356)	71,080,274	2,099,890,671
Fidelity U.S. Bond Index Fund Class F	320,248,391	22,946,347	33,175,783	2,220,798	(1,171,935)	(1,666,213)	307,180,807
Total	$3,211,455,290	$242,890,131	$104,754,037	$9,364,970	$(1,384,096)	$41,605,814	$3,389,813,102

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2045 Fund

June 30, 2018

FRX-X45-QTLY-0818
1.906853.108

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $950,042,797)	16,555,720	1,300,782,915

Commodity Funds - 0.9%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $18,671,935)	1,866,741	19,675,451

International Equity Funds - 27.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $516,895,302)	44,563,872	569,080,649

Bond Funds - 10.0%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,342,447	20,004,498
Fidelity U.S. Bond Index Fund Class F (a)	16,928,929	190,281,160
TOTAL BOND FUNDS
(Cost $215,829,591)		210,285,658

Short-Term Funds - 0.0%
Fidelity Cash Central Fund, 1.93% (b)
(Cost $1)	1	1
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,701,439,626)		2,099,824,674
NET OTHER ASSETS (LIABILITIES) - 0.0%		(126,424)
NET ASSETS - 100%		$2,099,698,250

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$26,255,219	$1,705,149	$8,315,227	$--	$167,798	$(137,488)	$19,675,451
Fidelity Series Global ex U.S. Index Fund	521,952,944	67,568,927	3,327,511	--	(72,462)	(17,041,249)	569,080,649
Fidelity Series Long-Term Treasury Bond Index Fund	--	20,004,498	--	1,566	--	--	20,004,498
Fidelity Total Market Index Fund Class F	1,194,165,689	87,714,381	24,222,094	4,317,914	(284,385)	43,409,324	1,300,782,915
Fidelity U.S. Bond Index Fund Class F	192,994,166	18,290,893	19,292,202	1,358,607	(734,457)	(977,240)	190,281,160
Total	$1,935,368,018	$195,283,848	$55,157,034	$5,678,087	$(923,506)	$25,253,347	$2,099,824,673

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2050 Fund

June 30, 2018

FRX-X50-QTLY-0818
1.906855.108

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $867,707,950)	15,147,882	1,190,169,050

Commodity Funds - 0.9%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $17,082,316)	1,707,961	18,001,905

International Equity Funds - 27.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $471,640,265)	40,774,182	520,686,301

Bond Funds - 10.0%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	2,143,310	18,303,866
Fidelity U.S. Bond Index Fund Class F (a)	15,489,281	174,099,524
TOTAL BOND FUNDS
(Cost $197,838,609)		192,403,390

Short-Term Funds - 0.0%
Fidelity Cash Central Fund, 1.93% (b)
(Cost $2)	2	2
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,554,269,142)		1,921,260,648
NET OTHER ASSETS (LIABILITIES) - 0.0%		(112,375)
NET ASSETS - 100%		$1,921,148,273

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$24,471,106	$1,475,346	$7,980,967	$--	$178,599	$(142,179)	$18,001,905
Fidelity Series Global ex U.S. Index Fund	486,461,725	60,219,546	10,451,359	--	(207,134)	(15,336,477)	520,686,301
Fidelity Series Long-Term Treasury Bond Index Fund	--	18,303,866	--	1,433	--	--	18,303,866
Fidelity Total Market Index Fund Class F	1,112,966,999	71,174,734	33,615,816	4,013,001	(335,078)	39,978,211	1,190,169,050
Fidelity U.S. Bond Index Fund Class F	179,870,698	16,060,777	20,241,197	1,247,773	(556,583)	(1,034,171)	174,099,524
Total	$1,803,770,528	$167,234,269	$72,289,339	$5,262,207	$(920,196)	$23,465,384	$1,921,260,646

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2055 Fund

June 30, 2018

AFF55-QTLY-0818
1.927047.107

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.79% to 1.88% 8/2/18 to 8/30/18 (a)
(Cost $379,013)	380,000	379,040
	Shares	Value

Domestic Equity Funds - 62.3%
Fidelity Advisor Series Equity Growth Fund (b)	2,778,192	$39,922,618
Fidelity Advisor Series Equity Value Fund (b)	3,469,891	44,067,610
Fidelity Advisor Series Growth & Income Fund (b)	4,453,971	69,259,251
Fidelity Advisor Series Growth Opportunities Fund (b)	1,870,594	28,414,327
Fidelity Advisor Series Opportunistic Insights Fund (b)	1,945,658	37,337,175
Fidelity Advisor Series Small Cap Fund (b)	1,579,398	19,237,073
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	3,500,058	44,415,734
Fidelity Series 100 Index Fund (b)	711,469	12,600,111
Fidelity Series All-Sector Equity Fund (b)	2,113,465	26,798,740
Fidelity Series Commodity Strategy Fund (b)	2,411,403	13,118,035
Fidelity Series Large Cap Value Index Fund (b)	588,861	7,348,985
Fidelity Series Small Cap Opportunities Fund (b)	1,605,741	24,294,864
TOTAL DOMESTIC EQUITY FUNDS
(Cost $319,000,442)		366,814,523

International Equity Funds - 29.0%
Fidelity Series Canada Fund (b)	502,675	5,318,300
Fidelity Series Emerging Markets Opportunities Fund (b)	2,503,629	49,747,107
Fidelity Series International Growth Fund (b)	3,237,322	52,120,878
Fidelity Series International Small Cap Fund (b)	690,985	12,472,288
Fidelity Series International Value Fund (b)	5,016,020	51,414,208
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $151,121,473)		171,072,781

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (b)	368,560	3,505,003
Fidelity Series Floating Rate High Income Fund (b)	140,169	1,327,396
Fidelity Series High Income Fund (b)	820,026	7,798,447
Fidelity Series Inflation-Protected Bond Index Fund (b)	484,063	4,724,455
Fidelity Series International Credit Fund (b)	23,283	228,172
Fidelity Series Investment Grade Bond Fund (b)	241,269	2,641,899
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,070,814	17,684,749
Fidelity Series Real Estate Income Fund (b)	237,672	2,588,249
TOTAL BOND FUNDS
(Cost $41,128,839)		40,498,370

Short-Term Funds - 1.8%
Fidelity Cash Central Fund, 1.93% (c)	4,864	4,865
Fidelity Series Government Money Market Fund 1.96% (b)(d)	8,621,377	8,621,377
Fidelity Series Short-Term Credit Fund (b)	177,067	1,744,108
TOTAL SHORT-TERM FUNDS
(Cost $10,386,558)		10,370,350
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $522,016,325)		589,135,064
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(418,404)
NET ASSETS - 100%		$588,716,660

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	13	Sept. 2018	$1,271,010	$(38,257)	$(38,257)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	28	Sept. 2018	1,488,620	(83,885)	(83,885)

TOTAL PURCHASED					(122,142)

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	24	Sept. 2018	3,265,920	65,107	65,107
TOTAL FUTURES CONTRACTS					$(57,035)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.6%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $273,363.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$267
Total	$267

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$35,257,766	$3,423,711	$1,048,434	$--	$(11,270)	$2,300,845	$39,922,618
Fidelity Advisor Series Equity Value Fund	40,711,563	3,981,620	1,273,315	--	(74,243)	721,985	44,067,610
Fidelity Advisor Series Growth & Income Fund	62,431,831	6,515,323	1,940,877	295,825	(76,686)	2,329,660	69,259,251
Fidelity Advisor Series Growth Opportunities Fund	23,131,051	2,251,101	687,327	--	(8,392)	3,727,894	28,414,327
Fidelity Advisor Series Opportunistic Insights Fund	32,751,801	3,187,506	975,338	--	(12,970)	2,386,176	37,337,175
Fidelity Advisor Series Small Cap Fund	17,635,097	1,693,008	524,217	--	(23,033)	456,218	19,237,073
Fidelity Advisor Series Stock Selector large Cap Value Fund	41,106,481	4,017,298	1,258,068	--	(80,568)	630,591	44,415,734
Fidelity Series 100 Index Fund	17,322,149	--	5,314,039	--	710,376	(118,375)	12,600,111
Fidelity Series All-Sector Equity Fund	24,199,576	2,361,708	732,189	--	(48,660)	1,018,305	26,798,740
Fidelity Series Canada Fund	4,795,728	475,861	143,928	--	(2,027)	192,666	5,318,300
Fidelity Series Commodity Strategy Fund	11,380,188	2,122,705	367,186	--	8,380	(26,052)	13,118,035
Fidelity Series Emerging Markets Debt Fund	3,454,885	352,117	99,760	51,535	(4,889)	(197,350)	3,505,003
Fidelity Series Emerging Markets Opportunities Fund	49,716,265	7,753,297	2,959,651	--	(99,804)	(4,663,000)	49,747,107
Fidelity Series Floating Rate High Income Fund	1,232,572	141,925	41,569	16,680	(458)	(5,074)	1,327,396
Fidelity Series Government Money Market Fund 1.96%	8,792,437	1,909,173	2,080,233	41,070	--	--	8,621,377
Fidelity Series High Income Fund	7,612,274	751,732	547,759	113,304	(9,022)	(8,778)	7,798,447
Fidelity Series Inflation-Protected Bond Index Fund	4,372,056	456,585	133,013	3,168	(1,876)	30,703	4,724,455
Fidelity Series International Credit Fund	229,849	1,343	--	1,343	--	(3,020)	228,172
Fidelity Series International Growth Fund	48,270,376	5,518,168	1,492,373	--	(9,970)	(165,323)	52,120,878
Fidelity Series International Small Cap Fund	12,042,724	1,221,945	403,765	--	(1,355)	(387,261)	12,472,288
Fidelity Series International Value Fund	48,858,175	5,536,318	1,492,373	--	(62,327)	(1,425,585)	51,414,208
Fidelity Series Investment Grade Bond Fund	2,594,775	262,196	199,571	17,901	(3,590)	(11,911)	2,641,899
Fidelity Series Large Cap Value Index Fund	6,806,286	670,570	209,635	--	(11,733)	93,497	7,348,985
Fidelity Series Long-Term Treasury Bond Index Fund	12,223,528	5,890,370	443,415	108,157	(19,695)	33,961	17,684,749
Fidelity Series Real Estate Equity Fund	4,170,084	90,949	4,430,923	21,233	(113,492)	283,382	--
Fidelity Series Real Estate Income Fund	2,352,341	274,578	78,145	39,199	(2,135)	41,610	2,588,249
Fidelity Series Short-Term Credit Fund	1,606,596	200,199	61,007	9,195	(598)	(1,082)	1,744,108
Fidelity Series Small Cap Opportunities Fund	21,522,309	2,060,791	629,180	--	(5,689)	1,346,633	24,294,864
	$546,580,763	$63,122,097	$29,567,290	$718,610	$34,274	$8,581,315	$588,751,159

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$379,040	$--	$379,040	$--
Domestic Equity Funds	366,814,523	366,814,523	--	--
International Equity Funds	171,072,781	171,072,781	--	--
Bond Funds	40,498,370	40,498,370	--	--
Short-Term Funds	10,370,350	10,370,350	--	--
Total Investments in Securities:	$589,135,064	$588,756,024	$379,040	$--
Derivative Instruments:
Assets
Futures Contracts	$65,107	$65,107	$--	$--
Total Assets	$65,107	$65,107	$--	$--
Liabilities
Futures Contracts	$(122,142)	$(122,142)	$--	$--
Total Liabilities	$(122,142)	$(122,142)	$--	$--
Total Derivative Instruments:	$(57,035)	$(57,035)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's net asset value is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2055 Fund

June 30, 2018

FF55-QTLY-0818
1.927051.107

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.79% to 1.88% 8/2/18 to 8/30/18 (a)
(Cost $2,643,286)	2,650,000	2,643,479
	Shares	Value

Domestic Equity Funds - 62.2%
Fidelity Series 100 Index Fund (b)	3,701,703	$65,557,151
Fidelity Series All-Sector Equity Fund (b)	14,389,157	182,454,512
Fidelity Series Blue Chip Growth Fund (b)	12,409,746	195,205,299
Fidelity Series Commodity Strategy Fund (b)	19,113,338	103,976,557
Fidelity Series Growth & Income Fund (b)	26,266,939	413,966,954
Fidelity Series Growth Company Fund (b)	20,898,398	388,710,203
Fidelity Series Intrinsic Opportunities Fund (b)	24,869,745	458,100,704
Fidelity Series Large Cap Value Index Fund (b)	9,208,468	114,921,678
Fidelity Series Opportunistic Insights Fund (b)	11,329,650	210,958,090
Fidelity Series Small Cap Discovery Fund (b)	4,576,517	55,238,563
Fidelity Series Small Cap Opportunities Fund (b)	11,438,937	173,071,115
Fidelity Series Stock Selector Large Cap Value Fund (b)	24,896,898	312,705,036
Fidelity Series Value Discovery Fund (b)	16,995,605	223,152,295
TOTAL DOMESTIC EQUITY FUNDS
(Cost $2,471,610,314)		2,898,018,157

International Equity Funds - 29.1%
Fidelity Series Canada Fund (b)	3,980,395	42,112,576
Fidelity Series Emerging Markets Opportunities Fund (b)	19,976,206	396,927,218
Fidelity Series International Growth Fund (b)	25,637,633	412,765,883
Fidelity Series International Small Cap Fund (b)	5,470,527	98,743,006
Fidelity Series International Value Fund (b)	39,723,699	407,167,919
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,207,701,128)		1,357,716,602

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (b)	2,870,428	27,297,768
Fidelity Series Floating Rate High Income Fund (b)	1,122,439	10,629,500
Fidelity Series High Income Fund (b)	6,470,218	61,531,775
Fidelity Series Inflation-Protected Bond Index Fund (b)	3,819,060	37,274,027
Fidelity Series International Credit Fund (b)	169,060	1,656,784
Fidelity Series Investment Grade Bond Fund (b)	1,904,883	20,858,473
Fidelity Series Long-Term Treasury Bond Index Fund (b)	16,404,849	140,097,412
Fidelity Series Real Estate Income Fund (b)	1,888,557	20,566,386
TOTAL BOND FUNDS
(Cost $325,065,858)		319,912,125

Short-Term Funds - 1.8%
Fidelity Cash Central Fund, 1.93% (c)	295,506	295,565
Fidelity Series Government Money Market Fund 1.96% (b)(d)	68,163,225	68,163,225
Fidelity Series Short-Term Credit Fund (b)	1,445,645	14,239,608
TOTAL SHORT-TERM FUNDS
(Cost $82,849,529)		82,698,398
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $4,089,870,115)		4,660,988,761
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(2,414,376)
NET ASSETS - 100%		$4,658,574,385

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	80	Sept. 2018	$7,821,600	$(234,822)	$(234,822)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	220	Sept. 2018	11,696,300	(658,392)	(658,392)

TOTAL PURCHASED					(893,214)

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	182	Sept. 2018	24,766,560	493,729	493,729
TOTAL FUTURES CONTRACTS					$(399,485)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,982,029.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,467
Total	$2,467

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$86,342,541	$6	$23,677,009	$--	$2,372,521	$519,092	$65,557,151
Fidelity Series All-Sector Equity Fund	167,584,790	10,348,459	2,203,172	--	(71,962)	6,796,397	182,454,512
Fidelity Series Blue Chip Growth Fund	173,114,503	10,751,501	6,622,223	--	86,327	17,875,191	195,205,299
Fidelity Series Canada Fund	38,606,833	2,313,716	347,475	--	(4,379)	1,543,881	42,112,576
Fidelity Series Commodity Strategy Fund	91,934,990	12,571,189	426,532	--	(5,403)	(97,687)	103,976,557
Fidelity Series Emerging Markets Debt Fund	27,209,763	1,986,270	303,497	406,162	(19,528)	(1,575,240)	27,297,768
Fidelity Series Emerging Markets Opportunities Fund	400,892,549	49,275,845	14,665,130	--	(517,206)	(38,058,840)	396,927,218
Fidelity Series Floating Rate High Income Fund	10,002,475	793,732	121,951	135,383	(617)	(44,139)	10,629,500
Fidelity Series Government Money Market Fund 1.96%	70,121,042	12,438,718	14,396,535	326,792	--	--	68,163,225
Fidelity Series Growth & Income Fund	379,289,030	25,972,101	4,829,523	1,805,540	(114,195)	13,649,541	413,966,954
Fidelity Series Growth Company Fund	351,980,935	21,740,309	6,326,603	--	(167,439)	21,483,001	388,710,203
Fidelity Series High Income Fund	60,175,196	4,227,698	2,731,990	897,576	(52,475)	(86,654)	61,531,775
Fidelity Series Inflation-Protected Bond Index Fund	35,675,631	2,110,209	742,524	25,644	(3,270)	233,981	37,274,027
Fidelity Series International Credit Fund	1,668,964	9,748	--	9,748	--	(21,928)	1,656,784
Fidelity Series International Growth Fund	388,374,374	27,493,576	1,736,777	--	(9,794)	(1,355,496)	412,765,883
Fidelity Series International Small Cap Fund	96,898,872	5,523,001	553,636	--	(15,732)	(3,109,499)	98,743,006
Fidelity Series International Value Fund	393,238,509	27,573,717	1,728,505	--	(51,015)	(11,864,787)	407,167,919
Fidelity Series Intrinsic Opportunities Fund	427,000,743	26,706,781	3,820,076	--	(174,105)	8,387,361	458,100,704
Fidelity Series Investment Grade Bond Fund	20,925,164	1,318,458	1,259,704	144,062	(25,021)	(100,424)	20,858,473
Fidelity Series Large Cap Value Index Fund	107,932,581	7,026,848	1,349,232	--	(48,117)	1,359,598	114,921,678
Fidelity Series Long-Term Treasury Bond Index Fund	98,801,847	41,754,484	524,562	870,045	(6,435)	72,078	140,097,412
Fidelity Series Opportunistic Insights Fund	189,694,018	11,880,260	2,428,344	--	(37,581)	11,849,737	210,958,090
Fidelity Series Real Estate Equity Fund	34,294,713	463,370	36,252,404	286,222	(1,538,165)	3,032,486	--
Fidelity Series Real Estate Income Fund	18,928,290	1,553,153	232,202	316,063	(820)	317,965	20,566,386
Fidelity Series Short-Term Credit Fund	13,333,440	1,094,791	174,544	76,250	(1,376)	(12,703)	14,239,608
Fidelity Series Small Cap Discovery Fund	50,681,737	6,379,225	642,052	3,177,393	(32,079)	(1,148,268)	55,238,563
Fidelity Series Small Cap Opportunities Fund	156,598,303	9,682,170	2,985,365	--	(38,550)	9,814,557	173,071,115
Fidelity Series Stock Selector Large Cap Value Fund	295,167,577	18,359,141	5,625,082	--	(181,673)	4,985,073	312,705,036
Fidelity Series Value Discovery Fund	209,366,384	13,161,903	2,615,566	--	(108,469)	3,348,043	223,152,295
	$4,395,835,794	$354,510,379	$139,322,215	$8,476,880	$(766,558)	$47,792,317	$4,658,049,717

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$2,643,479	$--	$2,643,479	$--
Domestic Equity Funds	2,898,018,157	2,898,018,157	--	--
International Equity Funds	1,357,716,602	1,357,716,602	--	--
Bond Funds	319,912,125	319,912,125	--	--
Short-Term Funds	82,698,398	82,698,398	--	--
Total Investments in Securities:	$4,660,988,761	$4,658,345,282	$2,643,479	$--
Derivative Instruments:
Assets
Futures Contracts	$493,729	$493,729	$--	$--
Total Assets	$493,729	$493,729	$--	$--
Liabilities
Futures Contracts	$(893,214)	$(893,214)	$--	$--
Total Liabilities	$(893,214)	$(893,214)	$--	$--
Total Derivative Instruments:	$(399,485)	$(399,485)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2055 Fund

June 30, 2018

FRX-55-QTLY-0818
1.927055.107

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $366,422,261)	5,783,804	454,433,477

Commodity Funds - 0.9%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $6,522,398)	652,128	6,873,431

International Equity Funds - 27.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $183,587,391)	15,568,472	198,809,390

Bond Funds - 10.0%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	818,378	6,988,945
Fidelity U.S. Bond Index Fund Class F (a)	5,914,063	66,474,067
TOTAL BOND FUNDS
(Cost $75,274,537)		73,463,012
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $631,806,587)		733,579,310
NET OTHER ASSETS (LIABILITIES) - 0.0%		(44,295)
NET ASSETS - 100%		$733,535,015

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$8,795,629	$931,179	$2,856,200	$--	$15,569	$(12,746)	$6,873,431
Fidelity Series Global ex U.S. Index Fund	174,792,866	30,157,303	179,647	--	(1,585)	(5,959,547)	198,809,390
Fidelity Series Long-Term Treasury Bond Index Fund	--	6,988,945	--	547	--	--	6,988,945
Fidelity Total Market Index Fund Class F	399,908,097	47,045,668	7,194,337	1,454,733	(143,895)	14,817,944	454,433,477
Fidelity U.S. Bond Index Fund Class F	64,628,593	9,092,556	6,672,608	464,922	(181,740)	(392,734)	66,474,067
Total	$648,125,185	$94,215,651	$16,902,792	$1,920,202	$(311,651)	$8,452,917	$733,579,310

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2060 Fund

June 30, 2018

AFF60-QTLY-0818
1.9858330.103

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.81% to 1.88% 8/2/18 to 8/30/18 (a)
(Cost $69,827)	70,000	69,832
	Shares	Value

Domestic Equity Funds - 62.3%
Fidelity Advisor Series Equity Growth Fund (b)	539,359	$7,750,584
Fidelity Advisor Series Equity Value Fund (b)	675,365	8,577,140
Fidelity Advisor Series Growth & Income Fund (b)	868,477	13,504,813
Fidelity Advisor Series Growth Opportunities Fund (b)	362,414	5,505,069
Fidelity Advisor Series Opportunistic Insights Fund (b)	377,333	7,241,027
Fidelity Advisor Series Small Cap Fund (b)	306,848	3,737,404
Fidelity Advisor Series Stock Selector Large Cap Value Fund (b)	681,244	8,644,989
Fidelity Series 100 Index Fund (b)	126,352	2,237,701
Fidelity Series All-Sector Equity Fund (b)	411,138	5,213,230
Fidelity Series Commodity Strategy Fund (b)	466,360	2,536,998
Fidelity Series Large Cap Value Index Fund (b)	115,130	1,436,824
Fidelity Series Small Cap Opportunities Fund (b)	310,844	4,703,077
TOTAL DOMESTIC EQUITY FUNDS
(Cost $65,873,932)		71,088,856

International Equity Funds - 29.0%
Fidelity Series Canada Fund (b)	97,437	1,030,886
Fidelity Series Emerging Markets Opportunities Fund (b)	485,050	9,637,951
Fidelity Series International Growth Fund (b)	627,354	10,100,398
Fidelity Series International Small Cap Fund (b)	133,941	2,417,636
Fidelity Series International Value Fund (b)	972,075	9,963,768
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $30,987,101)		33,150,639

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (b)	68,846	654,724
Fidelity Series Floating Rate High Income Fund (b)	28,717	271,955
Fidelity Series High Income Fund (b)	159,735	1,519,084
Fidelity Series Inflation-Protected Bond Index Fund (b)	93,829	915,771
Fidelity Series International Credit Fund (b)	3,098	30,364
Fidelity Series Investment Grade Bond Fund (b)	48,354	529,477
Fidelity Series Long-Term Treasury Bond Index Fund (b)	401,103	3,425,418
Fidelity Series Real Estate Income Fund (b)	47,191	513,910
TOTAL BOND FUNDS
(Cost $7,928,474)		7,860,703

Short-Term Funds - 1.8%
Fidelity Series Government Money Market Fund 1.96% (b)(c)	1,671,406	1,671,406
Fidelity Series Short-Term Credit Fund (b)	36,200	356,571
TOTAL SHORT-TERM FUNDS
(Cost $2,030,915)		2,027,977
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $106,890,249)		114,198,007
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(80,776)
NET ASSETS - 100%		$114,117,231

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	2	Sept. 2018	$195,540	$(5,903)	$(5,903)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	5	Sept. 2018	265,825	(14,879)	(14,879)
TOTAL PURCHASED					(20,782)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	4	Sept. 2018	544,320	10,851	10,851
TOTAL FUTURES CONTRACTS					$(9,931)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $69,832.

 (b) Affiliated Fund

 (c) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$6,288,635	$1,133,446	$89,280	$--	$(902)	$418,685	$7,750,584
Fidelity Advisor Series Equity Value Fund	7,280,061	1,296,975	113,301	--	(6,177)	119,582	8,577,140
Fidelity Advisor Series Growth & Income Fund	11,166,059	2,094,626	165,270	53,244	(9,625)	419,023	13,504,813
Fidelity Advisor Series Growth Opportunities Fund	4,124,065	745,922	58,530	--	(924)	694,536	5,505,069
Fidelity Advisor Series Opportunistic Insights Fund	5,834,760	1,055,642	83,056	--	(1,854)	435,535	7,241,027
Fidelity Advisor Series Small Cap Fund	3,146,914	558,102	44,640	--	(1,880)	78,908	3,737,404
Fidelity Advisor Series Stock Selector Large Cap Value Fund	7,352,294	1,308,164	110,653	--	(6,341)	101,525	8,644,989
Fidelity Series 100 Index Fund	3,048,825	--	916,526	--	19,641	85,761	2,237,701
Fidelity Series All-Sector Equity Fund	4,321,439	777,988	62,351	--	(5,612)	181,766	5,213,230
Fidelity Series Canada Fund	856,840	151,652	12,282	--	(430)	35,106	1,030,886
Fidelity Series Commodity Strategy Fund	2,033,402	541,845	31,401	--	526	(7,374)	2,536,998
Fidelity Series Emerging Markets Debt Fund	582,422	116,825	8,508	9,183	(421)	(35,594)	654,724
Fidelity Series Emerging Markets Opportunities Fund	8,861,174	2,038,930	371,277	--	(19,484)	(871,392)	9,637,951
Fidelity Series Floating Rate High Income Fund	232,073	44,548	3,545	3,282	(5)	(1,116)	271,955
Fidelity Series Government Money Market Fund 1.96%	1,561,672	680,528	570,794	7,353	--	--	1,671,406
Fidelity Series High Income Fund	1,351,010	232,717	60,771	20,990	(426)	(3,446)	1,519,084
Fidelity Series Inflation-Protected Bond Index Fund	790,717	136,507	17,042	595	(65)	5,654	915,771
Fidelity Series International Credit Fund	30,588	178	--	179	--	(402)	30,364
Fidelity Series International Growth Fund	8,611,222	1,654,533	127,245	--	(3,047)	(35,065)	10,100,398
Fidelity Series International Small Cap Fund	2,147,956	386,255	42,152	--	(464)	(73,959)	2,417,636
Fidelity Series International Value Fund	8,722,314	1,658,985	127,245	--	(6,029)	(284,257)	9,963,768
Fidelity Series Investment Grade Bond Fund	462,499	130,018	60,507	3,590	(1,185)	(1,348)	529,477
Fidelity Series Large Cap Value Index Fund	1,220,452	220,057	17,853	--	(1,077)	15,245	1,436,824
Fidelity Series Long-Term Treasury Bond Index Fund	2,189,125	1,242,272	10,151	20,394	(102)	4,274	3,425,418
Fidelity Series Real Estate Equity Fund	730,473	46,530	807,279	3,914	(29,795)	60,071	--
Fidelity Series Real Estate Income Fund	427,825	85,144	6,664	7,569	(39)	7,644	513,910
Fidelity Series Short-Term Credit Fund	295,984	66,150	5,238	1,786	(31)	(294)	356,571
Fidelity Series Small Cap Opportunities Fund	3,829,440	683,201	53,578	--	(211)	244,225	4,703,077
	$97,500,240	$19,087,740	$3,977,139	$132,079	$(75,959)	$1,593,293	$114,128,175

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments	$69,832	$--	$69,832	$--
Domestic Equity Funds	71,088,856	71,088,856	--	--
International Equity Funds	33,150,639	33,150,639	--	--
Bond Funds	7,860,703	7,860,703	--	--
Short-Term Funds	2,027,977	2,027,977	--	--
Total Investments in Securities:	$114,198,007	$114,128,175	$69,832	$--
Derivative Instruments:
Assets
Futures Contracts	$10,851	$10,851	$--	$--
Total Assets	$10,851	$10,851	$--	$--
Liabilities
Futures Contracts	$(20,782)	$(20,782)	$--	$--
Total Liabilities	$(20,782)	$(20,782)	$--	$--
Total Derivative Instruments:	$(9,931)	$(9,931)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.} The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

During the period, certain Underlying Funds changed their names from Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund and Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® 2060 Fund

June 30, 2018

F60-QTLY-0818
1.9858340.103

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 1.81% to 1.88% 8/2/18 to 8/30/18 (a)
(Cost $508,728)	510,000	508,766
	Shares	Value

Domestic Equity Funds - 62.2%
Fidelity Series 100 Index Fund (b)	674,993	$11,954,121
Fidelity Series All-Sector Equity Fund (b)	2,870,704	36,400,524
Fidelity Series Blue Chip Growth Fund (b)	2,471,760	38,880,778
Fidelity Series Commodity Strategy Fund (b)	3,798,550	20,664,114
Fidelity Series Growth & Income Fund (b)	5,259,911	82,896,197
Fidelity Series Growth Company Fund (b)	4,169,451	77,551,790
Fidelity Series Intrinsic Opportunities Fund (b)	4,949,878	91,176,752
Fidelity Series Large Cap Value Index Fund (b)	1,840,097	22,964,409
Fidelity Series Opportunistic Insights Fund (b)	2,259,921	42,079,728
Fidelity Series Small Cap Discovery Fund (b)	917,813	11,077,998
Fidelity Series Small Cap Opportunities Fund (b)	2,284,928	34,570,958
Fidelity Series Stock Selector Large Cap Value Fund (b)	4,984,671	62,607,464
Fidelity Series Value Discovery Fund (b)	3,393,498	44,556,631
TOTAL DOMESTIC EQUITY FUNDS
(Cost $527,739,438)		577,381,464

International Equity Funds - 29.1%
Fidelity Series Canada Fund (b)	792,685	8,386,602
Fidelity Series Emerging Markets Opportunities Fund (b)	3,961,067	78,706,396
Fidelity Series International Growth Fund (b)	5,133,918	82,656,079
Fidelity Series International Small Cap Fund (b)	1,089,491	19,665,310
Fidelity Series International Value Fund (b)	7,861,900	80,584,475
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $252,572,368)		269,998,862

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (b)	561,338	5,338,322
Fidelity Series Floating Rate High Income Fund (b)	227,932	2,158,519
Fidelity Series High Income Fund (b)	1,293,276	12,299,055
Fidelity Series Inflation-Protected Bond Index Fund (b)	761,022	7,427,579
Fidelity Series International Credit Fund (b)	24,765	242,692
Fidelity Series Investment Grade Bond Fund (b)	379,334	4,153,708
Fidelity Series Long-Term Treasury Bond Index Fund (b)	3,266,208	27,893,420
Fidelity Series Real Estate Income Fund (b)	383,547	4,176,827
TOTAL BOND FUNDS
(Cost $64,269,369)		63,690,122

Short-Term Funds - 1.8%
Fidelity Cash Central Fund, 1.93% (c)	58,954	58,965
Fidelity Series Government Money Market Fund 1.96% (b)(d)	13,587,051	13,587,051
Fidelity Series Short-Term Credit Fund (b)	306,862	3,022,588
TOTAL SHORT-TERM FUNDS
(Cost $16,696,455)		16,668,604
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $861,786,358)		928,247,818
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(470,507)
NET ASSETS - 100%		$927,777,311

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	15	Sept. 2018	$1,466,550	$(44,056)	$(44,056)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	40	Sept. 2018	2,126,600	(119,391)	(119,391)

TOTAL PURCHASED					(163,447)

Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	36	Sept. 2018	4,898,880	97,661	97,661
TOTAL FUTURES CONTRACTS					$(65,786)

The notional amount of futures purchased as a percentage of Net Assets is 0.4%

The notional amount of futures sold as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $427,000.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$447
Total	$447

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$15,904,680	$1	$4,480,249	$--	$38,468	$491,221	$11,954,121
Fidelity Series All-Sector Equity Fund	31,253,568	4,224,471	360,713	--	(18,005)	1,301,203	36,400,524
Fidelity Series Blue Chip Growth Fund	32,253,565	4,388,268	1,224,345	--	(12,678)	3,475,968	38,880,778
Fidelity Series Canada Fund	7,202,539	941,799	49,926	--	(1,435)	293,625	8,386,602
Fidelity Series Commodity Strategy Fund	17,145,686	3,680,957	119,729	--	335	(43,135)	20,664,114
Fidelity Series Emerging Markets Debt Fund	4,840,852	839,609	41,984	76,412	(2,288)	(297,867)	5,338,322
Fidelity Series Emerging Markets Opportunities Fund	74,428,681	14,288,845	2,540,052	--	(148,127)	(7,322,951)	78,706,396
Fidelity Series Floating Rate High Income Fund	1,890,315	294,409	17,225	26,514	(41)	(8,939)	2,158,519
Fidelity Series Government Money Market Fund 1.96%	13,009,017	3,198,740	2,620,706	62,479	--	--	13,587,051
Fidelity Series Growth & Income Fund	70,836,746	10,174,142	699,173	339,248	(29,531)	2,614,013	82,896,197
Fidelity Series Growth Company Fund	65,444,549	8,845,520	805,357	--	(22,132)	4,089,210	77,551,790
Fidelity Series High Income Fund	11,127,742	1,521,678	320,423	172,476	(6,364)	(23,578)	12,299,055
Fidelity Series Inflation-Protected Bond Index Fund	6,768,528	855,862	242,112	4,972	(5,791)	51,092	7,427,579
Fidelity Series International Credit Fund	244,476	1,428	--	1,428	--	(3,212)	242,692
Fidelity Series International Growth Fund	72,306,514	11,120,793	479,456	--	(7,188)	(284,584)	82,656,079
Fidelity Series International Small Cap Fund	18,039,162	2,400,458	157,738	--	(1,756)	(614,816)	19,665,310
Fidelity Series International Value Fund	73,255,562	10,193,851	477,073	--	(24,674)	(2,363,191)	80,584,475
Fidelity Series Intrinsic Opportunities Fund	79,157,527	10,868,985	354,664	--	(20,217)	1,525,121	91,176,752
Fidelity Series Investment Grade Bond Fund	3,875,761	503,117	202,083	27,805	(4,482)	(18,605)	4,153,708
Fidelity Series Large Cap Value Index Fund	20,224,908	2,742,276	247,306	--	(11,149)	255,680	22,964,409
Fidelity Series Long-Term Treasury Bond Index Fund	18,521,138	9,485,759	149,910	168,826	(6,486)	42,919	27,893,420
Fidelity Series Opportunistic Insights Fund	35,335,440	4,834,133	345,733	--	(4,974)	2,260,862	42,079,728
Fidelity Series Real Estate Equity Fund	6,272,892	370,732	6,935,358	55,732	(243,091)	534,825	--
Fidelity Series Real Estate Income Fund	3,580,706	566,308	33,013	62,918	(561)	63,387	4,176,827
Fidelity Series Short-Term Credit Fund	2,622,315	429,634	26,475	15,614	(231)	(2,655)	3,022,588
Fidelity Series Small Cap Discovery Fund	9,487,528	1,929,689	92,368	626,810	(3,744)	(243,107)	11,077,998
Fidelity Series Small Cap Opportunities Fund	29,169,642	3,939,520	409,767	--	(6,008)	1,877,571	34,570,958
Fidelity Series Stock Selector Large Cap Value Fund	55,114,043	7,467,568	873,981	--	(52,129)	951,963	62,607,464
Fidelity Series Value Discovery Fund	39,075,165	5,318,913	441,449	--	(16,330)	620,332	44,556,631
	$818,389,247	$125,427,465	$24,748,368	$1,641,234	$(610,609)	$9,222,352	$927,680,087

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Other Short-Term Investments and Net Other Assets	$508,766	$--	$508,766	$--
Domestic Equity Funds	577,381,464	577,381,464	--	--
International Equity Funds	269,998,862	269,998,862	--	--
Bond Funds	63,690,122	63,690,122	--	--
Short-Term Funds	16,668,604	16,668,604	--	--
Total Investments in Securities:	$928,247,818	$927,739,052	$508,766	$--
Derivative Instruments:
Assets
Futures Contracts	$97,661	$97,661	$--	$--
Total Assets	$97,661	$97,661	$--	$--
Liabilities
Futures Contracts	$(163,447)	$(163,447)	$--	$--
Total Liabilities	$(163,447)	$(163,447)	$--	$--
Total Derivative Instruments:	$(65,786)	$(65,786)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Freedom® Index 2060 Fund

June 30, 2018

X60-QTLY-0818
1.9858345.103

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Fidelity Total Market Index Fund Class F (a)
(Cost $101,027,278)	1,457,339	114,503,112

Commodity Funds - 0.9%
Fidelity Commodity Strategy Fund Class F (a)
(Cost $1,649,045)	164,301	1,731,735

International Equity Funds - 27.1%
Fidelity Series Global ex U.S. Index Fund (a)
(Cost $47,451,169)	3,922,719	50,093,125

Bond Funds - 10.0%
Fidelity Series Long-Term Treasury Bond Index Fund (a)	206,227	1,761,175
Fidelity U.S. Bond Index Fund Class F (a)	1,490,120	16,748,949
TOTAL BOND FUNDS
(Cost $18,930,976)		18,510,124
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $169,058,468)		184,838,096
NET OTHER ASSETS (LIABILITIES) - 0.0%		(11,490)
NET ASSETS - 100%		$184,826,606

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund Class F	$2,116,181	$359,200	$741,486	$--	$(8,540)	$6,380	$1,731,735
Fidelity Series Global ex U.S. Index Fund	42,014,997	10,178,270	607,944	--	(15,379)	(1,476,819)	50,093,125
Fidelity Series Long-Term Treasury Bond Index Fund	--	1,761,175	--	138	--	--	1,761,175
Fidelity Total Market Index Fund Class F	96,127,986	17,361,539	2,541,300	350,481	(80,555)	3,635,442	114,503,112
Fidelity U.S. Bond Index Fund Class F	15,533,738	3,128,818	1,774,809	114,039	(43,915)	(94,883)	16,748,949
Total	$155,792,902	$32,789,002	$5,665,539	$464,658	$(148,389)	$2,070,120	$184,838,096

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom Income Fund

June 30, 2018

ZMI-QTLY-0818
1.9884228.101

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 14.1%
	Shares	Value
Fidelity Series 100 Index Fund (a)	0	$5
Fidelity Series All-Sector Equity Fund (a)	64	817
Fidelity Series Blue Chip Growth Fund (a)	55	868
Fidelity Series Commodity Strategy Fund (a)	429	2,332
Fidelity Series Growth & Income Fund (a)	118	1,866
Fidelity Series Growth Company Fund (a)	95	1,758
Fidelity Series Intrinsic Opportunities Fund (a)	113	2,080
Fidelity Series Large Cap Value Index Fund (a)	42	521
Fidelity Series Opportunistic Insights Fund (a)	51	949
Fidelity Series Small Cap Discovery Fund (a)	21	252
Fidelity Series Small Cap Opportunities Fund (a)	51	773
Fidelity Series Stock Selector Large Cap Value Fund (a)	113	1,422
Fidelity Series Value Discovery Fund (a)	77	1,009
TOTAL DOMESTIC EQUITY FUNDS
(Cost $13,835)		14,652

International Equity Funds - 8.4%
Fidelity Series Canada Fund (a)	24	254
Fidelity Series Emerging Markets Opportunities Fund (a)	141	2,799
Fidelity Series International Growth Fund (a)	156	2,504
Fidelity Series International Small Cap Fund (a)	33	595
Fidelity Series International Value Fund (a)	244	2,498
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $8,408)		8,650

Bond Funds - 49.8%
Fidelity Series Emerging Markets Debt Fund (a)	79	749
Fidelity Series Floating Rate High Income Fund (a)	27	252
Fidelity Series High Income Fund (a)	155	1,474
Fidelity Series Inflation-Protected Bond Index Fund (a)	751	7,333
Fidelity Series International Credit Fund (a)	5	51
Fidelity Series Investment Grade Bond Fund (a)	3,527	38,626
Fidelity Series Long-Term Treasury Bond Index Fund (a)	299	2,554
Fidelity Series Real Estate Income Fund (a)	45	487
TOTAL BOND FUNDS
(Cost $52,864)		51,526

Short-Term Funds - 27.7%
Fidelity Series Government Money Market Fund 1.96% (a)(b)	22,987	22,987
Fidelity Series Short-Term Credit Fund (a)	583	5,743
TOTAL SHORT-TERM FUNDS
(Cost $28,806)		28,730
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $103,913)		103,558
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$103,558

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$443	$--	$454	$--	$47	$(31)	$5
Fidelity Series All-Sector Equity Fund	849	3	69	--	(1)	35	817
Fidelity Series Blue Chip Growth Fund	878	1	100	--	11	78	868
Fidelity Series Canada Fund	259	--	15	--	--	10	254
Fidelity Series Commodity Strategy Fund	2,193	146	9	--	--	2	2,332
Fidelity Series Emerging Markets Debt Fund	782	12	--	11	--	(45)	749
Fidelity Series Emerging Markets Opportunities Fund	3,179	58	151	--	15	(302)	2,799
Fidelity Series Floating Rate High Income Fund	250	4	--	3	--	(2)	252
Fidelity Series Government Money Market Fund 1.96%	23,960	1,121	2,094	110	--	--	22,987
Fidelity Series Growth & Income Fund	1,920	28	149	9	7	60	1,866
Fidelity Series Growth Company Fund	1,755	3	104	--	13	91	1,758
Fidelity Series High Income Fund	1,552	22	97	22	(2)	(1)	1,474
Fidelity Series Inflation-Protected Bond Index Fund	3,913	3,388	--	3	--	32	7,333
Fidelity Series International Credit Fund	38	14	--	--	--	(1)	51
Fidelity Series International Growth Fund	2,691	54	232	--	8	(17)	2,504
Fidelity Series International Small Cap Fund	668	12	66	--	4	(23)	595
Fidelity Series International Value Fund	2,640	81	148	--	--	(75)	2,498
Fidelity Series Intrinsic Opportunities Fund	2,156	--	118	--	9	33	2,080
Fidelity Series Investment Grade Bond Fund	39,273	401	803	272	(19)	(226)	38,626
Fidelity Series Large Cap Value Index Fund	550	8	44	--	1	6	521
Fidelity Series Long-Term Treasury Bond Index Fund	2,147	957	539	13	(33)	22	2,554
Fidelity Series Opportunistic Insights Fund	962	--	72	--	4	55	949
Fidelity Series Real Estate Equity Fund	173	9	190	3	(9)	17	--
Fidelity Series Real Estate Income Fund	472	8	--	8	--	7	487
Fidelity Series Short-Term Credit Fund	5,864	350	465	33	(7)	1	5,743
Fidelity Series Small Cap Discovery Fund	262	16	21	16	--	(5)	252
Fidelity Series Small Cap Opportunities Fund	799	--	75	--	4	45	773
Fidelity Series Stock Selector Large Cap Value Fund	1,499	--	102	--	(2)	27	1,422
Fidelity Series Value Discovery Fund	1,065	9	81	--	(1)	17	1,009
Total	$103,192	$6,705	$6,198	$503	$49	$(190)	$103,558

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2005 Fund

June 30, 2018

Z05-QTLY-0818
1.9884230.101

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 20.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	0	$8
Fidelity Series All-Sector Equity Fund (a)	99	1,259
Fidelity Series Blue Chip Growth Fund (a)	85	1,336
Fidelity Series Commodity Strategy Fund (a)	433	2,357
Fidelity Series Growth & Income Fund (a)	182	2,872
Fidelity Series Growth Company Fund (a)	146	2,707
Fidelity Series Intrinsic Opportunities Fund (a)	174	3,202
Fidelity Series Large Cap Value Index Fund (a)	64	802
Fidelity Series Opportunistic Insights Fund (a)	78	1,459
Fidelity Series Small Cap Discovery Fund (a)	32	388
Fidelity Series Small Cap Opportunities Fund (a)	79	1,190
Fidelity Series Stock Selector Large Cap Value Fund (a)	174	2,189
Fidelity Series Value Discovery Fund (a)	118	1,554
TOTAL DOMESTIC EQUITY FUNDS
(Cost $20,142)		21,323

International Equity Funds - 11.2%
Fidelity Series Canada Fund (a)	33	347
Fidelity Series Emerging Markets Opportunities Fund (a)	187	3,715
Fidelity Series International Growth Fund (a)	213	3,423
Fidelity Series International Small Cap Fund (a)	45	814
Fidelity Series International Value Fund (a)	333	3,415
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $11,386)		11,714

Bond Funds - 45.9%
Fidelity Series Emerging Markets Debt Fund (a)	78	739
Fidelity Series Floating Rate High Income Fund (a)	27	252
Fidelity Series High Income Fund (a)	157	1,493
Fidelity Series Inflation-Protected Bond Index Fund (a)	659	6,429
Fidelity Series International Credit Fund (a)	5	52
Fidelity Series Investment Grade Bond Fund (a)	3,266	35,767
Fidelity Series Long-Term Treasury Bond Index Fund (a)	329	2,808
Fidelity Series Real Estate Income Fund (a)	46	501
TOTAL BOND FUNDS
(Cost $49,284)		48,041

Short-Term Funds - 22.6%
Fidelity Series Government Money Market Fund 1.96% (a)(b)	18,917	18,917
Fidelity Series Short-Term Credit Fund (a)	480	4,726
TOTAL SHORT-TERM FUNDS
(Cost $23,704)		23,643
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $104,516)		104,721
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$104,722

Amounts shown as 0 in the Schedule of Investments may represent less than 1 share.

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$668	$--	$682	$--	$67	$(45)	$8
Fidelity Series All-Sector Equity Fund	1,281	--	72	--	(1)	51	1,259
Fidelity Series Blue Chip Growth Fund	1,338	--	136	--	15	119	1,336
Fidelity Series Canada Fund	351	--	18	--	--	14	347
Fidelity Series Commodity Strategy Fund	2,201	162	8	--	--	2	2,357
Fidelity Series Emerging Markets Debt Fund	772	11	--	11	--	(44)	739
Fidelity Series Emerging Markets Opportunities Fund	4,172	67	142	--	13	(395)	3,715
Fidelity Series Floating Rate High Income Fund	250	3	--	3	--	(1)	252
Fidelity Series Government Money Market Fund 1.96%	19,357	1,224	1,664	90	--	--	18,917
Fidelity Series Growth & Income Fund	2,895	31	156	14	7	95	2,872
Fidelity Series Growth Company Fund	2,647	--	97	--	12	145	2,707
Fidelity Series High Income Fund	1,555	21	81	22	(1)	(1)	1,493
Fidelity Series Inflation-Protected Bond Index Fund	3,511	2,890	--	3	--	28	6,429
Fidelity Series International Credit Fund	51	1	--	--	--	--	52
Fidelity Series International Growth Fund	3,624	79	269	--	9	(20)	3,423
Fidelity Series International Small Cap Fund	900	38	98	--	5	(31)	814
Fidelity Series International Value Fund	3,575	91	151	--	1	(101)	3,415
Fidelity Series Intrinsic Opportunities Fund	3,236	--	97	--	8	55	3,202
Fidelity Series Investment Grade Bond Fund	36,345	430	781	253	(18)	(209)	35,767
Fidelity Series Large Cap Value Index Fund	830	--	38	--	1	9	802
Fidelity Series Long-Term Treasury Bond Index Fund	2,293	1,054	530	14	(28)	19	2,808
Fidelity Series Opportunistic Insights Fund	1,451	--	81	--	5	84	1,459
Fidelity Series Real Estate Equity Fund	261	2	271	2	(17)	25	--
Fidelity Series Real Estate Income Fund	485	8	--	8	--	8	501
Fidelity Series Short-Term Credit Fund	4,728	365	362	27	(5)	--	4,726
Fidelity Series Small Cap Discovery Fund	395	24	22	24	(1)	(8)	388
Fidelity Series Small Cap Opportunities Fund	1,205	--	89	--	5	69	1,190
Fidelity Series Stock Selector Large Cap Value Fund	2,260	--	107	--	(3)	39	2,189
Fidelity Series Value Discovery Fund	1,606	--	76	--	(1)	25	1,554
Total	$104,243	$6,501	$6,028	$471	$73	$(68)	$104,721

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2010 Fund

June 30, 2018

Z10-QTLY-0818
1.9884232.101

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 26.6%
	Shares	Value
Fidelity Series 100 Index Fund (a)	1	$13
Fidelity Series All-Sector Equity Fund (a)	135	1,707
Fidelity Series Blue Chip Growth Fund (a)	115	1,813
Fidelity Series Commodity Strategy Fund (a)	437	2,379
Fidelity Series Growth & Income Fund (a)	247	3,898
Fidelity Series Growth Company Fund (a)	197	3,672
Fidelity Series Intrinsic Opportunities Fund (a)	236	4,346
Fidelity Series Large Cap Value Index Fund (a)	87	1,088
Fidelity Series Opportunistic Insights Fund (a)	106	1,980
Fidelity Series Small Cap Discovery Fund (a)	44	527
Fidelity Series Small Cap Opportunities Fund (a)	107	1,616
Fidelity Series Stock Selector Large Cap Value Fund (a)	237	2,971
Fidelity Series Value Discovery Fund (a)	161	2,109
TOTAL DOMESTIC EQUITY FUNDS
(Cost $26,562)		28,119

International Equity Funds - 14.1%
Fidelity Series Canada Fund (a)	42	443
Fidelity Series Emerging Markets Opportunities Fund (a)	236	4,680
Fidelity Series International Growth Fund (a)	271	4,365
Fidelity Series International Small Cap Fund (a)	58	1,038
Fidelity Series International Value Fund (a)	425	4,354
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $14,467)		14,880

Bond Funds - 41.5%
Fidelity Series Emerging Markets Debt Fund (a)	77	729
Fidelity Series Floating Rate High Income Fund (a)	28	264
Fidelity Series High Income Fund (a)	161	1,533
Fidelity Series Inflation-Protected Bond Index Fund (a)	547	5,337
Fidelity Series International Credit Fund (a)	5	52
Fidelity Series Investment Grade Bond Fund (a)	2,963	32,443
Fidelity Series Long-Term Treasury Bond Index Fund (a)	358	3,061
Fidelity Series Real Estate Income Fund (a)	47	510
TOTAL BOND FUNDS
(Cost $45,080)		43,929

Short-Term Funds - 17.8%
Fidelity Series Government Money Market Fund 1.96% (a)(b)	15,057	15,057
Fidelity Series Short-Term Credit Fund (a)	382	3,762
TOTAL SHORT-TERM FUNDS
(Cost $18,868)		18,819
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $104,977)		105,747
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$105,748

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$884	$--	$903	$--	$92	$(60)	$13
Fidelity Series All-Sector Equity Fund	1,696	--	56	--	(1)	68	1,707
Fidelity Series Blue Chip Growth Fund	1,753	--	116	--	13	163	1,813
Fidelity Series Canada Fund	439	6	19	--	(1)	18	443
Fidelity Series Commodity Strategy Fund	2,222	162	7	--	--	2	2,379
Fidelity Series Emerging Markets Debt Fund	762	10	--	11	--	(43)	729
Fidelity Series Emerging Markets Opportunities Fund	5,149	130	122	--	8	(485)	4,680
Fidelity Series Floating Rate High Income Fund	250	15	--	4	--	(1)	264
Fidelity Series Government Money Market Fund 1.96%	15,228	1,151	1,322	71	--	--	15,057
Fidelity Series Growth & Income Fund	3,919	19	177	19	9	128	3,898
Fidelity Series Growth Company Fund	3,506	3	45	--	6	202	3,672
Fidelity Series High Income Fund	1,558	23	45	22	(1)	(2)	1,533
Fidelity Series Inflation-Protected Bond Index Fund	2,900	2,414	--	2	--	23	5,337
Fidelity Series International Credit Fund	51	2	--	--	--	(1)	52
Fidelity Series International Growth Fund	4,533	68	222	--	7	(21)	4,365
Fidelity Series International Small Cap Fund	1,127	14	71	--	6	(38)	1,038
Fidelity Series International Value Fund	4,474	153	146	--	1	(128)	4,354
Fidelity Series Intrinsic Opportunities Fund	4,286	--	23	--	2	81	4,346
Fidelity Series Investment Grade Bond Fund	33,239	433	1,019	229	(23)	(187)	32,443
Fidelity Series Large Cap Value Index Fund	1,099	--	25	--	1	13	1,088
Fidelity Series Long-Term Treasury Bond Index Fund	2,246	1,086	268	16	(14)	11	3,061
Fidelity Series Opportunistic Insights Fund	1,922	--	59	--	3	114	1,980
Fidelity Series Real Estate Equity Fund	342	3	355	3	(23)	33	--
Fidelity Series Real Estate Income Fund	474	28	--	8	--	8	510
Fidelity Series Short-Term Credit Fund	3,833	206	273	22	(4)	--	3,762
Fidelity Series Small Cap Discovery Fund	523	31	16	31	--	(11)	527
Fidelity Series Small Cap Opportunities Fund	1,620	--	103	--	5	94	1,616
Fidelity Series Stock Selector Large Cap Value Fund	2,994	--	72	--	(2)	51	2,971
Fidelity Series Value Discovery Fund	2,128	7	59	--	(1)	34	2,109
Total	$105,157	$5,964	$5,523	$438	$83	$66	$105,747

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2015 Fund

June 30, 2018

Z15-QTLY-0818
1.9884234.101

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 32.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	1	$15
Fidelity Series All-Sector Equity Fund (a)	171	2,171
Fidelity Series Blue Chip Growth Fund (a)	147	2,306
Fidelity Series Commodity Strategy Fund (a)	441	2,400
Fidelity Series Growth & Income Fund (a)	315	4,958
Fidelity Series Growth Company Fund (a)	251	4,671
Fidelity Series Intrinsic Opportunities Fund (a)	298	5,493
Fidelity Series Large Cap Value Index Fund (a)	111	1,384
Fidelity Series Opportunistic Insights Fund (a)	135	2,519
Fidelity Series Small Cap Discovery Fund (a)	56	670
Fidelity Series Small Cap Opportunities Fund (a)	136	2,055
Fidelity Series Stock Selector Large Cap Value Fund (a)	304	3,814
Fidelity Series Value Discovery Fund (a)	204	2,682
TOTAL DOMESTIC EQUITY FUNDS
(Cost $33,206)		35,138

International Equity Funds - 16.9%
Fidelity Series Canada Fund (a)	51	541
Fidelity Series Emerging Markets Opportunities Fund (a)	279	5,547
Fidelity Series International Growth Fund (a)	331	5,332
Fidelity Series International Small Cap Fund (a)	70	1,268
Fidelity Series International Value Fund (a)	519	5,319
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $17,511)		18,007

Bond Funds - 36.7%
Fidelity Series Emerging Markets Debt Fund (a)	75	710
Fidelity Series Floating Rate High Income Fund (a)	28	266
Fidelity Series High Income Fund (a)	161	1,535
Fidelity Series Inflation-Protected Bond Index Fund (a)	420	4,104
Fidelity Series International Credit Fund (a)	5	53
Fidelity Series Investment Grade Bond Fund (a)	2,633	28,836
Fidelity Series Long-Term Treasury Bond Index Fund (a)	374	3,198
Fidelity Series Real Estate Income Fund (a)	47	515
TOTAL BOND FUNDS
(Cost $40,246)		39,217

Short-Term Funds - 13.5%
Fidelity Series Government Money Market Fund 1.96% (a)(b)	11,532	11,532
Fidelity Series Short-Term Credit Fund (a)	292	2,881
TOTAL SHORT-TERM FUNDS
(Cost $14,450)		14,413
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $105,413)		106,775
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$106,776

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$1,112	$--	$1,134	$--	$113	$(76)	$15
Fidelity Series All-Sector Equity Fund	2,132	6	51	--	(1)	85	2,171
Fidelity Series Blue Chip Growth Fund	2,204	4	124	--	14	208	2,306
Fidelity Series Canada Fund	532	11	23	--	--	21	541
Fidelity Series Commodity Strategy Fund	2,252	152	6	--	--	2	2,400
Fidelity Series Emerging Markets Debt Fund	741	11	--	11	--	(42)	710
Fidelity Series Emerging Markets Opportunities Fund	5,947	258	103	--	5	(560)	5,547
Fidelity Series Floating Rate High Income Fund	250	17	--	4	--	(1)	266
Fidelity Series Government Money Market Fund 1.96%	11,499	1,031	998	55	--	--	11,532
Fidelity Series Growth & Income Fund	4,974	24	213	24	9	164	4,958
Fidelity Series Growth Company Fund	4,439	--	31	--	4	259	4,671
Fidelity Series High Income Fund	1,550	23	35	22	(1)	(2)	1,535
Fidelity Series Inflation-Protected Bond Index Fund	2,090	1,998	--	2	--	16	4,104
Fidelity Series International Credit Fund	51	3	--	--	--	(1)	53
Fidelity Series International Growth Fund	5,462	91	205	--	6	(22)	5,332
Fidelity Series International Small Cap Fund	1,365	26	84	--	7	(46)	1,268
Fidelity Series International Value Fund	5,419	208	154	--	1	(155)	5,319
Fidelity Series Intrinsic Opportunities Fund	5,389	--	--	--	--	104	5,493
Fidelity Series Investment Grade Bond Fund	29,661	363	1,003	205	(23)	(162)	28,836
Fidelity Series Large Cap Value Index Fund	1,382	13	28	--	--	17	1,384
Fidelity Series Long-Term Treasury Bond Index Fund	2,362	1,108	268	17	(14)	10	3,198
Fidelity Series Opportunistic Insights Fund	2,416	--	45	--	3	145	2,519
Fidelity Series Real Estate Equity Fund	426	3	440	3	(30)	41	--
Fidelity Series Real Estate Income Fund	475	32	--	8	--	8	515
Fidelity Series Short-Term Credit Fund	2,821	239	176	16	(2)	(1)	2,881
Fidelity Series Small Cap Discovery Fund	657	39	13	39	--	(13)	670
Fidelity Series Small Cap Opportunities Fund	2,007	--	75	--	4	119	2,055
Fidelity Series Stock Selector Large Cap Value Fund	3,764	--	11	--	--	61	3,814
Fidelity Series Value Discovery Fund	2,674	20	53	--	(1)	42	2,682
Total	$106,053	$5,680	$5,273	$406	$94	$221	$106,775

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2020 Fund

June 30, 2018

Z20-QTLY-0818
1.9884236.101

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 37.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	1	$16
Fidelity Series All-Sector Equity Fund (a)	200	2,539
Fidelity Series Blue Chip Growth Fund (a)	175	2,758
Fidelity Series Commodity Strategy Fund (a)	444	2,416
Fidelity Series Growth & Income Fund (a)	368	5,798
Fidelity Series Growth Company Fund (a)	292	5,438
Fidelity Series Intrinsic Opportunities Fund (a)	349	6,433
Fidelity Series Large Cap Value Index Fund (a)	130	1,618
Fidelity Series Opportunistic Insights Fund (a)	158	2,945
Fidelity Series Small Cap Discovery Fund (a)	65	784
Fidelity Series Small Cap Opportunities Fund (a)	159	2,403
Fidelity Series Stock Selector Large Cap Value Fund (a)	352	4,418
Fidelity Series Value Discovery Fund (a)	239	3,136
TOTAL DOMESTIC EQUITY FUNDS
(Cost $38,475)		40,702

International Equity Funds - 19.0%
Fidelity Series Canada Fund (a)	58	619
Fidelity Series Emerging Markets Opportunities Fund (a)	313	6,217
Fidelity Series International Growth Fund (a)	379	6,100
Fidelity Series International Small Cap Fund (a)	80	1,451
Fidelity Series International Value Fund (a)	594	6,086
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $19,914)		20,473

Bond Funds - 32.8%
Fidelity Series Emerging Markets Debt Fund (a)	75	710
Fidelity Series Floating Rate High Income Fund (a)	27	252
Fidelity Series High Income Fund (a)	164	1,555
Fidelity Series Inflation-Protected Bond Index Fund (a)	298	2,908
Fidelity Series International Credit Fund (a)	5	53
Fidelity Series Investment Grade Bond Fund (a)	2,368	25,930
Fidelity Series Long-Term Treasury Bond Index Fund (a)	391	3,343
Fidelity Series Real Estate Income Fund (a)	46	501
TOTAL BOND FUNDS
(Cost $36,190)		35,252

Short-Term Funds - 10.3%
Fidelity Series Government Money Market Fund 1.96% (a)(b)	8,867	8,867
Fidelity Series Short-Term Credit Fund (a)	225	2,214
TOTAL SHORT-TERM FUNDS
(Cost $11,109)		11,081
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $105,688)		107,508
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$107,508

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$1,284	$--	$1,308	$--	$127	$(87)	$16
Fidelity Series All-Sector Equity Fund	2,464	8	31	--	--	98	2,539
Fidelity Series Blue Chip Growth Fund	2,547	6	53	--	6	252	2,758
Fidelity Series Canada Fund	602	17	23	--	--	23	619
Fidelity Series Commodity Strategy Fund	2,267	152	5	--	--	2	2,416
Fidelity Series Emerging Markets Debt Fund	741	11	--	11	--	(42)	710
Fidelity Series Emerging Markets Opportunities Fund	6,573	351	89	--	1	(619)	6,217
Fidelity Series Floating Rate High Income Fund	250	3	--	3	--	(1)	252
Fidelity Series Government Money Market Fund 1.96%	8,790	866	789	42	--	--	8,867
Fidelity Series Growth & Income Fund	5,804	28	235	27	9	192	5,798
Fidelity Series Growth Company Fund	5,134	--	--	--	--	304	5,438
Fidelity Series High Income Fund	1,550	23	15	23	--	(3)	1,555
Fidelity Series Inflation-Protected Bond Index Fund	1,236	1,663	--	1	--	9	2,908
Fidelity Series International Credit Fund	51	3	--	--	--	(1)	53
Fidelity Series International Growth Fund	6,164	119	165	--	3	(21)	6,100
Fidelity Series International Small Cap Fund	1,544	44	91	--	7	(53)	1,451
Fidelity Series International Value Fund	6,138	245	122	--	1	(176)	6,086
Fidelity Series Intrinsic Opportunities Fund	6,227	87	--	--	--	119	6,433
Fidelity Series Investment Grade Bond Fund	26,901	245	1,047	186	(26)	(143)	25,930
Fidelity Series Large Cap Value Index Fund	1,597	20	19	--	--	20	1,618
Fidelity Series Long-Term Treasury Bond Index Fund	2,388	1,127	172	17	(10)	10	3,343
Fidelity Series Opportunistic Insights Fund	2,791	--	16	--	1	169	2,945
Fidelity Series Real Estate Equity Fund	487	36	540	5	(31)	48	--
Fidelity Series Real Estate Income Fund	485	8	--	8	--	8	501
Fidelity Series Short-Term Credit Fund	2,154	197	135	12	(2)	--	2,214
Fidelity Series Small Cap Discovery Fund	760	45	5	45	--	(16)	784
Fidelity Series Small Cap Opportunities Fund	2,319	--	58	--	3	139	2,403
Fidelity Series Stock Selector Large Cap Value Fund	4,349	--	1	--	--	70	4,418
Fidelity Series Value Discovery Fund	3,090	25	27	--	--	48	3,136
Total	$106,687	$5,329	$4,946	$380	$89	$349	$107,508

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2025 Fund

June 30, 2018

Z25-QTLY-0818
1.9884238.101

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 42.3%
	Shares	Value
Fidelity Series 100 Index Fund (a)	11	$199
Fidelity Series All-Sector Equity Fund (a)	227	2,874
Fidelity Series Blue Chip Growth Fund (a)	194	3,052
Fidelity Series Commodity Strategy Fund (a)	447	2,431
Fidelity Series Growth & Income Fund (a)	416	6,563
Fidelity Series Growth Company Fund (a)	332	6,183
Fidelity Series Intrinsic Opportunities Fund (a)	390	7,191
Fidelity Series Large Cap Value Index Fund (a)	147	1,832
Fidelity Series Opportunistic Insights Fund (a)	179	3,334
Fidelity Series Small Cap Discovery Fund (a)	74	887
Fidelity Series Small Cap Opportunities Fund (a)	182	2,751
Fidelity Series Stock Selector Large Cap Value Fund (a)	396	4,976
Fidelity Series Value Discovery Fund (a)	269	3,533
TOTAL DOMESTIC EQUITY FUNDS
(Cost $43,304)		45,806

International Equity Funds - 20.8%
Fidelity Series Canada Fund (a)	65	686
Fidelity Series Emerging Markets Opportunities Fund (a)	342	6,798
Fidelity Series International Growth Fund (a)	417	6,716
Fidelity Series International Small Cap Fund (a)	89	1,610
Fidelity Series International Value Fund (a)	657	6,739
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $21,940)		22,549

Bond Funds - 29.3%
Fidelity Series Emerging Markets Debt Fund (a)	74	700
Fidelity Series Floating Rate High Income Fund (a)	27	252
Fidelity Series High Income Fund (a)	164	1,559
Fidelity Series Inflation-Protected Bond Index Fund (a)	234	2,280
Fidelity Series International Credit Fund (a)	5	53
Fidelity Series Investment Grade Bond Fund (a)	2,046	22,407
Fidelity Series Long-Term Treasury Bond Index Fund (a)	458	3,912
Fidelity Series Real Estate Income Fund (a)	45	490
TOTAL BOND FUNDS
(Cost $32,473)		31,653

Short-Term Funds - 7.6%
Fidelity Series Government Money Market Fund 1.96% (a)(b)	6,538	6,538
Fidelity Series Short-Term Credit Fund (a)	170	1,671
TOTAL SHORT-TERM FUNDS
(Cost $8,231)		8,209
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $105,948)		108,217
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$108,217

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$1,446	$--	$1,288	$--	$121	$(80)	$199
Fidelity Series All-Sector Equity Fund	2,774	2	11	--	--	109	2,874
Fidelity Series Blue Chip Growth Fund	2,867	--	104	--	12	277	3,052
Fidelity Series Canada Fund	665	22	27	--	--	26	686
Fidelity Series Commodity Strategy Fund	2,284	145	--	--	--	2	2,431
Fidelity Series Emerging Markets Debt Fund	731	11	--	11	--	(42)	700
Fidelity Series Emerging Markets Opportunities Fund	7,122	403	56	--	--	(671)	6,798
Fidelity Series Floating Rate High Income Fund	250	3	--	3	--	(1)	252
Fidelity Series Government Money Market Fund 1.96%	6,818	448	728	31	--	--	6,538
Fidelity Series Growth & Income Fund	6,472	31	165	31	6	219	6,563
Fidelity Series Growth Company Fund	5,867	--	31	--	4	343	6,183
Fidelity Series High Income Fund	1,540	22	--	23	--	(3)	1,559
Fidelity Series Inflation-Protected Bond Index Fund	877	1,399	2	1	--	6	2,280
Fidelity Series International Credit Fund	51	3	--	--	--	(1)	53
Fidelity Series International Growth Fund	6,786	97	147	--	3	(23)	6,716
Fidelity Series International Small Cap Fund	1,693	25	58	--	5	(55)	1,610
Fidelity Series International Value Fund	6,778	278	124	--	1	(194)	6,739
Fidelity Series Intrinsic Opportunities Fund	6,932	126	--	--	--	133	7,191
Fidelity Series Investment Grade Bond Fund	23,448	344	1,240	161	(30)	(115)	22,407
Fidelity Series Large Cap Value Index Fund	1,797	16	3	--	--	22	1,832
Fidelity Series Long-Term Treasury Bond Index Fund	2,390	1,660	143	21	(7)	12	3,912
Fidelity Series Opportunistic Insights Fund	3,142	--	--	--	--	192	3,334
Fidelity Series Real Estate Equity Fund	543	45	607	6	(34)	53	--
Fidelity Series Real Estate Income Fund	475	7	--	8	--	8	490
Fidelity Series Short-Term Credit Fund	1,699	81	108	10	(1)	--	1,671
Fidelity Series Small Cap Discovery Fund	855	51	1	51	--	(18)	887
Fidelity Series Small Cap Opportunities Fund	2,611	--	19	--	1	158	2,751
Fidelity Series Stock Selector Large Cap Value Fund	4,896	--	--	--	--	80	4,976
Fidelity Series Value Discovery Fund	3,479	--	--	--	--	54	3,533
Total	$107,288	$5,219	$4,862	$357	$81	$491	$108,217

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2030 Fund

June 30, 2018

Z30-QTLY-0818
1.9884240.101

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 50.8%
	Shares	Value
Fidelity Series 100 Index Fund (a)	11	$194
Fidelity Series All-Sector Equity Fund (a)	278	3,524
Fidelity Series Blue Chip Growth Fund (a)	238	3,742
Fidelity Series Commodity Strategy Fund (a)	453	2,462
Fidelity Series Growth & Income Fund (a)	511	8,048
Fidelity Series Growth Company Fund (a)	408	7,583
Fidelity Series Intrinsic Opportunities Fund (a)	487	8,973
Fidelity Series Large Cap Value Index Fund (a)	180	2,246
Fidelity Series Opportunistic Insights Fund (a)	220	4,088
Fidelity Series Small Cap Discovery Fund (a)	90	1,088
Fidelity Series Small Cap Opportunities Fund (a)	220	3,336
Fidelity Series Stock Selector Large Cap Value Fund (a)	488	6,133
Fidelity Series Value Discovery Fund (a)	332	4,354
TOTAL DOMESTIC EQUITY FUNDS
(Cost $52,742)		55,771

International Equity Funds - 24.5%
Fidelity Series Canada Fund (a)	78	830
Fidelity Series Emerging Markets Opportunities Fund (a)	401	7,962
Fidelity Series International Growth Fund (a)	499	8,034
Fidelity Series International Small Cap Fund (a)	107	1,937
Fidelity Series International Value Fund (a)	786	8,061
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $26,096)		26,824

Bond Funds - 22.6%
Fidelity Series Emerging Markets Debt Fund (a)	73	690
Fidelity Series Floating Rate High Income Fund (a)	25	241
Fidelity Series High Income Fund (a)	162	1,538
Fidelity Series Inflation-Protected Bond Index Fund (a)	89	872
Fidelity Series International Credit Fund (a)	5	51
Fidelity Series Investment Grade Bond Fund (a)	1,536	16,821
Fidelity Series Long-Term Treasury Bond Index Fund (a)	481	4,106
Fidelity Series Real Estate Income Fund (a)	45	490
TOTAL BOND FUNDS
(Cost $25,444)		24,809

Short-Term Funds - 2.1%
Fidelity Series Government Money Market Fund 1.96% (a)(b)	1,863	1,863
Fidelity Series Short-Term Credit Fund (a)	47	459
TOTAL SHORT-TERM FUNDS
(Cost $2,327)		2,322
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $106,609)		109,726
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$109,726

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$1,787	$--	$1,640	$--	$151	$(104)	$194
Fidelity Series All-Sector Equity Fund	3,427	--	37	--	(1)	135	3,524
Fidelity Series Blue Chip Growth Fund	3,543	--	158	--	18	339	3,742
Fidelity Series Canada Fund	802	36	38	--	--	30	830
Fidelity Series Commodity Strategy Fund	2,300	158	--	--	--	4	2,462
Fidelity Series Emerging Markets Debt Fund	720	11	--	11	--	(41)	690
Fidelity Series Emerging Markets Opportunities Fund	8,381	458	93	--	10	(794)	7,962
Fidelity Series Floating Rate High Income Fund	239	3	--	3	--	(1)	241
Fidelity Series Government Money Market Fund 1.96%	1,625	303	65	8	--	--	1,863
Fidelity Series Growth & Income Fund	7,747	75	45	37	--	271	8,048
Fidelity Series Growth Company Fund	7,220	--	65	--	8	420	7,583
Fidelity Series High Income Fund	1,519	22	--	22	--	(3)	1,538
Fidelity Series Inflation-Protected Bond Index Fund	840	27	--	1	--	5	872
Fidelity Series International Credit Fund	51	--	--	--	--	--	51
Fidelity Series International Growth Fund	8,098	136	176	--	3	(27)	8,034
Fidelity Series International Small Cap Fund	2,021	44	67	--	5	(66)	1,937
Fidelity Series International Value Fund	8,176	340	224	--	2	(233)	8,061
Fidelity Series Intrinsic Opportunities Fund	8,600	215	5	--	--	163	8,973
Fidelity Series Investment Grade Bond Fund	16,810	732	618	118	(18)	(85)	16,821
Fidelity Series Large Cap Value Index Fund	2,221	--	2	--	--	27	2,246
Fidelity Series Long-Term Treasury Bond Index Fund	2,462	1,802	162	22	(9)	13	4,106
Fidelity Series Opportunistic Insights Fund	3,883	--	32	--	2	235	4,088
Fidelity Series Real Estate Equity Fund	666	8	699	7	(40)	65	--
Fidelity Series Real Estate Income Fund	475	7	--	8	--	8	490
Fidelity Series Short-Term Credit Fund	345	114	--	2	--	--	459
Fidelity Series Small Cap Discovery Fund	1,056	63	9	63	--	(22)	1,088
Fidelity Series Small Cap Opportunities Fund	3,227	--	88	--	5	192	3,336
Fidelity Series Stock Selector Large Cap Value Fund	6,050	--	15	--	--	98	6,133
Fidelity Series Value Discovery Fund	4,300	--	13	--	--	67	4,354
Total	$108,591	$4,554	$4,251	$302	$136	$696	$109,726

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

Other Information

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2035 Fund

June 30, 2018

Z35-QTLY-0818
1.9884242.101

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 59.8%
	Shares	Value
Fidelity Series 100 Index Fund (a)	32	$560
Fidelity Series All-Sector Equity Fund (a)	332	4,215
Fidelity Series Blue Chip Growth Fund (a)	285	4,476
Fidelity Series Commodity Strategy Fund (a)	458	2,491
Fidelity Series Growth & Income Fund (a)	611	9,627
Fidelity Series Growth Company Fund (a)	488	9,070
Fidelity Series Intrinsic Opportunities Fund (a)	582	10,730
Fidelity Series Large Cap Value Index Fund(a)	214	2,669
Fidelity Series Opportunistic Insights Fund (a)	263	4,890
Fidelity Series Small Cap Discovery Fund (a)	107	1,286
Fidelity Series Small Cap Opportunities Fund (a)	264	3,990
Fidelity Series Stock Selector Large Cap Value Fund (a)	582	7,306
Fidelity Series Value Discovery Fund (a)	392	5,148
TOTAL DOMESTIC EQUITY FUNDS
(Cost $62,877)		66,458

International Equity Funds - 28.1%
Fidelity Series Canada Fund (a)	92	972
Fidelity Series Emerging Markets Opportunities Fund (a)	460	9,147
Fidelity Series International Growth Fund (a)	584	9,407
Fidelity Series International Small Cap Fund (a)	126	2,272
Fidelity Series International Value Fund (a)	924	9,475
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $30,420)		31,273

Bond Funds - 10.0%
Fidelity Series Emerging Markets Debt Fund (a)	67	637
Fidelity Series Floating Rate High Income Fund (a)	25	241
Fidelity Series High Income Fund (a)	161	1,528
Fidelity Series Inflation-Protected Bond Index Fund (a)	91	887
Fidelity Series International Credit Fund (a)	5	51
Fidelity Series Investment Grade Bond Fund (a)	281	3,072
Fidelity Series Long-Term Treasury Bond Index Fund (a)	487	4,156
Fidelity Series Real Estate Income Fund (a)	44	480
TOTAL BOND FUNDS
(Cost $11,285)		11,052

Short-Term Funds - 2.1%
Fidelity Series Government Money Market Fund 1.96% (a)(b)	1,869	1,869
Fidelity Series Short-Term Credit Fund (a)	47	464
TOTAL SHORT-TERM FUNDS
(Cost $2,338)		2,333
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $106,920)		111,116
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$111,116

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,123	$--	$1,615	$--	$140	$(88)	$560
Fidelity Series All-Sector Equity Fund	4,071	--	16	--	--	160	4,215
Fidelity Series Blue Chip Growth Fund	4,208	--	156	--	17	407	4,476
Fidelity Series Canada Fund	938	23	26	--	(1)	38	972
Fidelity Series Commodity Strategy Fund	2,284	203	--	--	--	4	2,491
Fidelity Series Emerging Markets Debt Fund	710	10	45	10	(2)	(36)	637
Fidelity Series Emerging Markets Opportunities Fund	9,789	592	338	--	40	(936)	9,147
Fidelity Series Floating Rate High Income Fund	239	3	--	3	--	(1)	241
Fidelity Series Government Money Market Fund 1.96%	1,785	266	182	8	--	--	1,869
Fidelity Series Growth & Income Fund	9,204	143	43	44	--	323	9,627
Fidelity Series Growth Company Fund	8,679	--	114	--	4	501	9,070
Fidelity Series High Income Fund	1,509	22	--	22	--	(3)	1,528
Fidelity Series Inflation-Protected Bond Index Fund	881	1	--	1	--	5	887
Fidelity Series International Credit Fund	52	--	--	--	--	(1)	51
Fidelity Series International Growth Fund	9,425	213	204	--	2	(29)	9,407
Fidelity Series International Small Cap Fund	2,352	38	47	--	4	(75)	2,272
Fidelity Series International Value Fund	9,564	428	247	--	--	(270)	9,475
Fidelity Series Intrinsic Opportunities Fund	10,294	240	--	--	--	196	10,730
Fidelity Series Investment Grade Bond Fund	3,132	667	709	24	(22)	4	3,072
Fidelity Series Large Cap Value Index Fund	2,636	--	--	--	--	33	2,669
Fidelity Series Long-Term Treasury Bond Index Fund	2,455	1,875	176	22	(9)	11	4,156
Fidelity Series Opportunistic Insights Fund	4,611	--	2	--	--	281	4,890
Fidelity Series Real Estate Equity Fund	786	65	885	9	(42)	76	--
Fidelity Series Real Estate Income Fund	465	8	--	7	--	7	480
Fidelity Series Short-Term Credit Fund	349	115	--	2	--	--	464
Fidelity Series Small Cap Discovery Fund	1,238	74	--	74	--	(26)	1,286
Fidelity Series Small Cap Opportunities Fund	3,810	--	52	--	3	229	3,990
Fidelity Series Stock Selector Large Cap Value Fund	7,097	95	--	--	--	114	7,306
Fidelity Series Value Discovery Fund	5,065	5	--	--	--	78	5,148
Total	$109,751	$5,086	$4,857	$226	$134	$1,002	$111,116

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2040 Fund

June 30, 2018

Z40-QTLY-0818
1.9884244.101

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	49	$869
Fidelity Series All-Sector Equity Fund (a)	344	4,356
Fidelity Series Blue Chip Growth Fund (a)	296	4,662
Fidelity Series Commodity Strategy Fund (a)	459	2,495
Fidelity Series Growth & Income Fund (a)	632	9,963
Fidelity Series Growth Company Fund (a)	506	9,409
Fidelity Series Intrinsic Opportunities Fund (a)	600	11,059
Fidelity Series Large Cap Value Index Fund (a)	220	2,740
Fidelity Series Opportunistic Insights Fund (a)	272	5,062
Fidelity Series Small Cap Discovery Fund (a)	111	1,343
Fidelity Series Small Cap Opportunities Fund (a)	273	4,137
Fidelity Series Stock Selector Large Cap Value Fund (a)	598	7,513
Fidelity Series Value Discovery Fund (a)	404	5,307
TOTAL DOMESTIC EQUITY FUNDS
(Cost $65,219)		68,915

International Equity Funds - 29.3%
Fidelity Series Canada Fund (a)	95	1,005
Fidelity Series Emerging Markets Opportunities Fund (a)	483	9,605
Fidelity Series International Growth Fund (a)	611	9,840
Fidelity Series International Small Cap Fund (a)	131	2,357
Fidelity Series International Value Fund (a)	952	9,763
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $31,706)		32,570

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (a)	72	680
Fidelity Series Floating Rate High Income Fund (a)	25	241
Fidelity Series High Income Fund (a)	163	1,549
Fidelity Series Inflation-Protected Bond Index Fund (a)	91	889
Fidelity Series International Credit Fund (a)	3	34
Fidelity Series Investment Grade Bond Fund (a)	46	500
Fidelity Series Long-Term Treasury Bond Index Fund (a)	392	3,344
Fidelity Series Real Estate Income Fund (a)	44	480
TOTAL BOND FUNDS
(Cost $7,919)		7,717

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.96% (a)(b)	1,680	1,680
Fidelity Series Short-Term Credit Fund (a)	41	407
TOTAL SHORT-TERM FUNDS
(Cost $2,091)		2,087
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $106,935)		111,289
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$111,290

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,185	$--	$1,376	$--	$122	$(62)	$869
Fidelity Series All-Sector Equity Fund	4,191	--	--	--	--	165	4,356
Fidelity Series Blue Chip Growth Fund	4,332	--	107	--	12	425	4,662
Fidelity Series Canada Fund	964	40	36	--	(1)	38	1,005
Fidelity Series Commodity Strategy Fund	2,285	206	--	--	--	4	2,495
Fidelity Series Emerging Markets Debt Fund	710	10	--	10	--	(40)	680
Fidelity Series Emerging Markets Opportunities Fund	9,958	847	277	--	33	(956)	9,605
Fidelity Series Floating Rate High Income Fund	239	3	--	3	--	(1)	241
Fidelity Series Government Money Market Fund 1.96%	1,770	262	352	8	--	--	1,680
Fidelity Series Growth & Income Fund	9,473	159	--	45	--	331	9,963
Fidelity Series Growth Company Fund	8,882	1	--	--	--	526	9,409
Fidelity Series High Income Fund	1,530	22	--	22	--	(3)	1,549
Fidelity Series Inflation-Protected Bond Index Fund	906	1	23	1	(1)	6	889
Fidelity Series International Credit Fund	34	--	--	--	--	--	34
Fidelity Series International Growth Fund	9,706	372	209	--	1	(30)	9,840
Fidelity Series International Small Cap Fund	2,422	64	56	--	4	(77)	2,357
Fidelity Series International Value Fund	9,825	434	216	--	(3)	(277)	9,763
Fidelity Series Intrinsic Opportunities Fund	10,607	250	--	--	--	202	11,059
Fidelity Series Investment Grade Bond Fund	523	7	27	4	(1)	(2)	500
Fidelity Series Large Cap Value Index Fund	2,707	--	--	--	--	33	2,740
Fidelity Series Long-Term Treasury Bond Index Fund	2,486	898	39	21	(2)	1	3,344
Fidelity Series Opportunistic Insights Fund	4,882	--	111	--	--	291	5,062
Fidelity Series Real Estate Equity Fund	801	83	920	13	(42)	78	--
Fidelity Series Real Estate Income Fund	465	8	--	7	--	7	480
Fidelity Series Short-Term Credit Fund	349	118	59	2	(1)	--	407
Fidelity Series Small Cap Discovery Fund	1,292	78	--	77	--	(27)	1,343
Fidelity Series Small Cap Opportunities Fund	3,899	--	--	--	--	238	4,137
Fidelity Series Stock Selector Large Cap Value Fund	7,276	121	--	--	--	116	7,513
Fidelity Series Value Discovery Fund	5,185	42	--	--	--	80	5,307
Total	$109,884	$4,026	$3,808	$213	$121	$1,066	$111,289

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2045 Fund

June 30, 2018

Z45-QTLY-0818
1.9884246.101

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	49	$871
Fidelity Series All-Sector Equity Fund (a)	344	4,357
Fidelity Series Blue Chip Growth Fund (a)	296	4,663
Fidelity Series Commodity Strategy Fund (a)	459	2,495
Fidelity Series Growth & Income Fund (a)	632	9,956
Fidelity Series Growth Company Fund (a)	508	9,449
Fidelity Series Intrinsic Opportunities Fund (a)	600	11,053
Fidelity Series Large Cap Value Index Fund (a)	220	2,750
Fidelity Series Opportunistic Insights Fund (a)	271	5,038
Fidelity Series Small Cap Discovery Fund (a)	109	1,317
Fidelity Series Small Cap Opportunities Fund (a)	273	4,138
Fidelity Series Stock Selector Large Cap Value Fund (a)	598	7,506
Fidelity Series Value Discovery Fund (a)	404	5,308
TOTAL DOMESTIC EQUITY FUNDS
(Cost $65,192)		68,901

International Equity Funds - 29.3%
Fidelity Series Canada Fund (a)	95	1,006
Fidelity Series Emerging Markets Opportunities Fund (a)	483	9,596
Fidelity Series International Growth Fund (a)	613	9,866
Fidelity Series International Small Cap Fund (a)	131	2,358
Fidelity Series International Value Fund (a)	952	9,763
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $31,723)		32,589

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (a)	70	670
Fidelity Series Floating Rate High Income Fund (a)	27	252
Fidelity Series High Income Fund (a)	162	1,538
Fidelity Series Inflation-Protected Bond Index Fund (a)	91	889
Fidelity Series International Credit Fund (a)	3	33
Fidelity Series Investment Grade Bond Fund (a)	46	500
Fidelity Series Long-Term Treasury Bond Index Fund (a)	392	3,345
Fidelity Series Real Estate Income Fund (a)	44	480
TOTAL BOND FUNDS
(Cost $7,909)		7,707

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.96% (a)(b)	1,645	1,645
Fidelity Series Short-Term Credit Fund (a)	47	465
TOTAL SHORT-TERM FUNDS
(Cost $2,115)		2,110
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $106,939)		111,307
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$111,308

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,185	$--	$1,375	$--	$122	$(61)	$871
Fidelity Series All-Sector Equity Fund	4,192	--	--	--	--	165	4,357
Fidelity Series Blue Chip Growth Fund	4,333	--	107	--	12	425	4,663
Fidelity Series Canada Fund	964	40	35	--	(1)	38	1,006
Fidelity Series Commodity Strategy Fund	2,288	203	--	--	--	4	2,495
Fidelity Series Emerging Markets Debt Fund	700	10	--	10	--	(40)	670
Fidelity Series Emerging Markets Opportunities Fund	9,968	836	285	--	34	(957)	9,596
Fidelity Series Floating Rate High Income Fund	250	3	--	3	--	(1)	252
Fidelity Series Government Money Market Fund 1.96%	1,767	261	383	8	--	--	1,645
Fidelity Series Growth & Income Fund	9,478	144	--	45	--	334	9,956
Fidelity Series Growth Company Fund	9,195	--	273	--	13	514	9,449
Fidelity Series High Income Fund	1,519	22	--	22	--	(3)	1,538
Fidelity Series Inflation-Protected Bond Index Fund	907	1	24	1	(1)	6	889
Fidelity Series International Credit Fund	34	--	--	--	--	(1)	33
Fidelity Series International Growth Fund	9,708	397	210	--	1	(30)	9,866
Fidelity Series International Small Cap Fund	2,422	66	56	--	4	(78)	2,358
Fidelity Series International Value Fund	9,827	432	216	--	(3)	(277)	9,763
Fidelity Series Intrinsic Opportunities Fund	10,448	409	--	--	--	196	11,053
Fidelity Series Investment Grade Bond Fund	524	7	28	4	(1)	(2)	500
Fidelity Series Large Cap Value Index Fund	2,717	--	--	--	--	33	2,750
Fidelity Series Long-Term Treasury Bond Index Fund	2,487	895	36	22	(2)	1	3,345
Fidelity Series Opportunistic Insights Fund	4,748	--	--	--	--	290	5,038
Fidelity Series Real Estate Equity Fund	783	100	920	13	(39)	76	--
Fidelity Series Real Estate Income Fund	465	8	--	7	--	7	480
Fidelity Series Short-Term Credit Fund	349	117	1	2	--	--	465
Fidelity Series Small Cap Discovery Fund	1,267	77	--	76	--	(27)	1,317
Fidelity Series Small Cap Opportunities Fund	3,900	--	--	--	--	238	4,138
Fidelity Series Stock Selector Large Cap Value Fund	7,305	84	--	--	--	117	7,506
Fidelity Series Value Discovery Fund	5,174	54	--	--	--	80	5,308
Total	$109,904	$4,166	$3,949	$213	$139	$1,047	$111,307

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2050 Fund

June 30, 2018

Z50-QTLY-0818
1.9884248.101

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 61.9%
	Shares	Value
Fidelity Series 100 Index Fund (a)	49	$870
Fidelity Series All-Sector Equity Fund (a)	340	4,311
Fidelity Series Blue Chip Growth Fund (a)	296	4,662
Fidelity Series Commodity Strategy Fund (a)	459	2,495
Fidelity Series Growth & Income Fund (a)	635	10,001
Fidelity Series Growth Company Fund (a)	503	9,358
Fidelity Series Intrinsic Opportunities Fund (a)	602	11,095
Fidelity Series Large Cap Value Index Fund (a)	219	2,732
Fidelity Series Opportunistic Insights Fund (a)	271	5,037
Fidelity Series Small Cap Discovery Fund (a)	111	1,343
Fidelity Series Small Cap Opportunities Fund (a)	275	4,156
Fidelity Series Stock Selector Large Cap Value Fund (a)	601	7,550
Fidelity Series Value Discovery Fund (a)	405	5,313
TOTAL DOMESTIC EQUITY FUNDS
(Cost $65,223)		68,923

International Equity Funds - 29.3%
Fidelity Series Canada Fund (a)	95	1,006
Fidelity Series Emerging Markets Opportunities Fund (a)	482	9,572
Fidelity Series International Growth Fund (a)	605	9,735
Fidelity Series International Small Cap Fund (a)	131	2,358
Fidelity Series International Value Fund (a)	964	9,886
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $31,692)		32,557

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (a)	70	670
Fidelity Series Floating Rate High Income Fund (a)	27	252
Fidelity Series High Income Fund (a)	162	1,538
Fidelity Series Inflation-Protected Bond Index Fund (a)	91	889
Fidelity Series International Credit Fund (a)	3	34
Fidelity Series Investment Grade Bond Fund (a)	46	500
Fidelity Series Long-Term Treasury Bond Index Fund (a)	392	3,344
Fidelity Series Real Estate Income Fund (a)	44	480
TOTAL BOND FUNDS
(Cost $7,907)		7,707

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.96% (a)(b)	1,698	1,698
Fidelity Series Short-Term Credit Fund (a)	41	407
TOTAL SHORT-TERM FUNDS
(Cost $2,109)		2,105
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $106,931)		111,292
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$111,293

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,186	$--	$1,376	$--	$120	$(60)	$870
Fidelity Series All-Sector Equity Fund	4,192	--	44	--	(3)	166	4,311
Fidelity Series Blue Chip Growth Fund	4,332	--	107	--	12	425	4,662
Fidelity Series Canada Fund	947	38	16	--	--	37	1,006
Fidelity Series Commodity Strategy Fund	2,285	206	--	--	--	4	2,495
Fidelity Series Emerging Markets Debt Fund	700	10	--	10	--	(40)	670
Fidelity Series Emerging Markets Opportunities Fund	9,967	812	285	--	34	(956)	9,572
Fidelity Series Floating Rate High Income Fund	250	3	--	3	--	(1)	252
Fidelity Series Government Money Market Fund 1.96%	1,761	262	325	8	--	--	1,698
Fidelity Series Growth & Income Fund	9,477	193	--	45	--	331	10,001
Fidelity Series Growth Company Fund	9,024	--	186	--	6	514	9,358
Fidelity Series High Income Fund	1,519	22	--	22	--	(3)	1,538
Fidelity Series Inflation-Protected Bond Index Fund	907	1	24	1	(1)	6	889
Fidelity Series International Credit Fund	34	--	--	--	--	--	34
Fidelity Series International Growth Fund	9,706	270	213	--	2	(30)	9,735
Fidelity Series International Small Cap Fund	2,422	62	53	--	4	(77)	2,358
Fidelity Series International Value Fund	9,852	555	242	--	(3)	(276)	9,886
Fidelity Series Intrinsic Opportunities Fund	10,562	334	--	--	--	199	11,095
Fidelity Series Investment Grade Bond Fund	524	7	28	4	(1)	(2)	500
Fidelity Series Large Cap Value Index Fund	2,699	--	--	--	--	33	2,732
Fidelity Series Long-Term Treasury Bond Index Fund	2,486	893	34	23	(2)	1	3,344
Fidelity Series Opportunistic Insights Fund	4,748	--	--	--	--	289	5,037
Fidelity Series Real Estate Equity Fund	801	75	912	13	(42)	78	--
Fidelity Series Real Estate Income Fund	465	8	--	7	--	7	480
Fidelity Series Short-Term Credit Fund	349	118	59	2	(1)	--	407
Fidelity Series Small Cap Discovery Fund	1,292	78	--	77	--	(27)	1,343
Fidelity Series Small Cap Opportunities Fund	3,947	--	32	--	2	239	4,156
Fidelity Series Stock Selector Large Cap Value Fund	7,400	31	--	--	--	119	7,550
Fidelity Series Value Discovery Fund	5,060	175	--	--	--	78	5,313
Total	$109,894	$4,153	$3,936	$215	$127	$1,054	$111,292

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2055 Fund

June 30, 2018

Z55-QTLY-0818
1.9884250.101

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	49	$874
Fidelity Series All-Sector Equity Fund (a)	344	4,357
Fidelity Series Blue Chip Growth Fund (a)	296	4,663
Fidelity Series Commodity Strategy Fund (a)	459	2,495
Fidelity Series Growth & Income Fund (a)	634	9,985
Fidelity Series Growth Company Fund (a)	508	9,449
Fidelity Series Intrinsic Opportunities Fund (a)	602	11,083
Fidelity Series Large Cap Value Index Fund (a)	220	2,750
Fidelity Series Opportunistic Insights Fund (a)	271	5,038
Fidelity Series Small Cap Discovery Fund (a)	109	1,317
Fidelity Series Small Cap Opportunities Fund (a)	273	4,138
Fidelity Series Stock Selector Large Cap Value Fund (a)	600	7,532
Fidelity Series Value Discovery Fund (a)	404	5,308
TOTAL DOMESTIC EQUITY FUNDS
(Cost $65,275)		68,989

International Equity Funds - 29.2%
Fidelity Series Canada Fund (a)	95	1,006
Fidelity Series Emerging Markets Opportunities Fund (a)	480	9,540
Fidelity Series International Growth Fund (a)	613	9,865
Fidelity Series International Small Cap Fund (a)	131	2,358
Fidelity Series International Value Fund (a)	952	9,754
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $31,657)		32,523

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (a)	69	660
Fidelity Series Floating Rate High Income Fund (a)	27	252
Fidelity Series High Income Fund (a)	162	1,538
Fidelity Series Inflation-Protected Bond Index Fund (a)	91	889
Fidelity Series International Credit Fund (a)	3	33
Fidelity Series Investment Grade Bond Fund (a)	46	500
Fidelity Series Long-Term Treasury Bond Index Fund (a)	392	3,345
Fidelity Series Real Estate Income Fund (a)	44	480
TOTAL BOND FUNDS
(Cost $7,897)		7,697

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.96% (a)(b)	1,693	1,693
Fidelity Series Short-Term Credit Fund (a)	41	407
TOTAL SHORT-TERM FUNDS
(Cost $2,104)		2,100
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $106,933)		111,309
NET OTHER ASSETS (LIABILITIES) - 0.0%		1
NET ASSETS - 100%		$111,310

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,186	$--	$1,373	$--	$120	$(59)	$874
Fidelity Series All-Sector Equity Fund	4,192	--	--	--	--	165	4,357
Fidelity Series Blue Chip Growth Fund	4,332	--	106	--	12	425	4,663
Fidelity Series Canada Fund	964	37	33	--	(1)	39	1,006
Fidelity Series Commodity Strategy Fund	2,289	202	--	--	--	4	2,495
Fidelity Series Emerging Markets Debt Fund	690	9	--	10	--	(39)	660
Fidelity Series Emerging Markets Opportunities Fund	9,972	779	289	--	34	(956)	9,540
Fidelity Series Floating Rate High Income Fund	250	3	--	3	--	(1)	252
Fidelity Series Government Money Market Fund 1.96%	1,759	263	329	8	--	--	1,693
Fidelity Series Growth & Income Fund	9,478	173	--	45	--	334	9,985
Fidelity Series Growth Company Fund	9,180	--	256	--	10	515	9,449
Fidelity Series High Income Fund	1,519	22	--	22	--	(3)	1,538
Fidelity Series Inflation-Protected Bond Index Fund	910	1	27	1	(1)	6	889
Fidelity Series International Credit Fund	34	--	--	--	--	(1)	33
Fidelity Series International Growth Fund	9,708	405	220	--	2	(30)	9,865
Fidelity Series International Small Cap Fund	2,422	62	53	--	4	(77)	2,358
Fidelity Series International Value Fund	9,834	429	230	--	(3)	(276)	9,754
Fidelity Series Intrinsic Opportunities Fund	10,472	414	--	--	--	197	11,083
Fidelity Series Investment Grade Bond Fund	524	7	28	4	(1)	(2)	500
Fidelity Series Large Cap Value Index Fund	2,717	--	--	--	--	33	2,750
Fidelity Series Long-Term Treasury Bond Index Fund	2,489	888	31	22	(2)	1	3,345
Fidelity Series Opportunistic Insights Fund	4,749	--	--	--	--	289	5,038
Fidelity Series Real Estate Equity Fund	783	100	920	13	(39)	76	--
Fidelity Series Real Estate Income Fund	465	8	--	7	--	7	480
Fidelity Series Short-Term Credit Fund	350	117	59	2	(1)	--	407
Fidelity Series Small Cap Discovery Fund	1,267	77	--	76	--	(27)	1,317
Fidelity Series Small Cap Opportunities Fund	3,900	--	--	--	--	238	4,138
Fidelity Series Stock Selector Large Cap Value Fund	7,305	111	--	--	--	116	7,532
Fidelity Series Value Discovery Fund	5,166	62	--	--	--	80	5,308
Total	$109,906	$4,169	$3,954	$213	$134	$1,054	$111,309

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Freedom 2060 Fund

June 30, 2018

Z60-QTLY-0818
1.9884252.101

Schedule of Investments June 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 62.0%
	Shares	Value
Fidelity Series 100 Index Fund (a)	50	$886
Fidelity Series All-Sector Equity Fund (a)	344	4,357
Fidelity Series Blue Chip Growth Fund (a)	296	4,662
Fidelity Series Commodity Strategy Fund (a)	459	2,495
Fidelity Series Growth & Income Fund (a)	635	10,003
Fidelity Series Growth Company Fund (a)	505	9,402
Fidelity Series Intrinsic Opportunities Fund (a)	603	11,102
Fidelity Series Large Cap Value Index Fund (a)	220	2,746
Fidelity Series Opportunistic Insights Fund (a)	271	5,038
Fidelity Series Small Cap Discovery Fund (a)	109	1,317
Fidelity Series Small Cap Opportunities Fund (a)	273	4,138
Fidelity Series Stock Selector Large Cap Value Fund (a)	601	7,551
Fidelity Series Value Discovery Fund (a)	405	5,312
TOTAL DOMESTIC EQUITY FUNDS
(Cost $65,288)		69,009

International Equity Funds - 29.2%
Fidelity Series Canada Fund (a)	95	1,006
Fidelity Series Emerging Markets Opportunities Fund (a)	479	9,517
Fidelity Series International Growth Fund (a)	612	9,859
Fidelity Series International Small Cap Fund (a)	131	2,358
Fidelity Series International Value Fund (a)	953	9,767
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $31,639)		32,507

Bond Funds - 6.9%
Fidelity Series Emerging Markets Debt Fund (a)	67	638
Fidelity Series Floating Rate High Income Fund (a)	25	241
Fidelity Series High Income Fund (a)	162	1,538
Fidelity Series Inflation-Protected Bond Index Fund (a)	91	889
Fidelity Series International Credit Fund (a)	5	49
Fidelity Series Investment Grade Bond Fund (a)	46	500
Fidelity Series Long-Term Treasury Bond Index Fund (a)	392	3,344
Fidelity Series Real Estate Income Fund (a)	44	480
TOTAL BOND FUNDS
(Cost $7,878)		7,679

Short-Term Funds - 1.9%
Fidelity Series Government Money Market Fund 1.96% (a)(b)	1,643	1,643
Fidelity Series Short-Term Credit Fund (a)	47	465
TOTAL SHORT-TERM FUNDS
(Cost $2,113)		2,108
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $106,918)		111,303
NET OTHER ASSETS (LIABILITIES) - 0.0%		0
NET ASSETS - 100%		$111,303

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series 100 Index Fund	$2,207	$--	$1,383	$--	$119	$(57)	$886
Fidelity Series All-Sector Equity Fund	4,192	--	--	--	--	165	4,357
Fidelity Series Blue Chip Growth Fund	4,333	--	108	--	12	425	4,662
Fidelity Series Canada Fund	964	40	35	--	(1)	38	1,006
Fidelity Series Commodity Strategy Fund	2,301	190	--	--	--	4	2,495
Fidelity Series Emerging Markets Debt Fund	648	28	--	10	--	(38)	638
Fidelity Series Emerging Markets Opportunities Fund	9,996	756	313	--	37	(959)	9,517
Fidelity Series Floating Rate High Income Fund	239	3	--	3	--	(1)	241
Fidelity Series Government Money Market Fund 1.96%	1,758	263	378	8	--	--	1,643
Fidelity Series Growth & Income Fund	9,478	192	--	45	--	333	10,003
Fidelity Series Growth Company Fund	9,193	--	311	--	10	510	9,402
Fidelity Series High Income Fund	1,519	22	--	22	--	(3)	1,538
Fidelity Series Inflation-Protected Bond Index Fund	914	1	31	1	(1)	6	889
Fidelity Series International Credit Fund	49	--	--	--	--	0	49
Fidelity Series International Growth Fund	9,708	386	206	--	1	(30)	9,859
Fidelity Series International Small Cap Fund	2,422	65	56	--	4	(77)	2,358
Fidelity Series International Value Fund	9,827	432	212	--	(2)	(278)	9,767
Fidelity Series Intrinsic Opportunities Fund	10,528	376	--	--	--	198	11,102
Fidelity Series Investment Grade Bond Fund	524	7	28	4	(1)	(2)	500
Fidelity Series Large Cap Value Index Fund	2,699	14	--	--	--	33	2,746
Fidelity Series Long-Term Treasury Bond Index Fund	2,493	886	33	22	(2)	--	3,344
Fidelity Series Opportunistic Insights Fund	4,749	--	--	--	--	289	5,038
Fidelity Series Real Estate Equity Fund	805	78	920	13	(41)	78	--
Fidelity Series Real Estate Income Fund	465	8	--	7	--	7	480
Fidelity Series Short-Term Credit Fund	350	116	1	2	--	--	465
Fidelity Series Small Cap Discovery Fund	1,267	77	--	76	--	(27)	1,317
Fidelity Series Small Cap Opportunities Fund	3,900	--	--	--	--	238	4,138
Fidelity Series Stock Selector Large Cap Value Fund	7,305	129	--	--	--	117	7,551
Fidelity Series Value Discovery Fund	5,072	161	--	--	--	79	5,312
Total	$109,905	$4,230	$4,015	$213	$135	$1,048	$111,303

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

During the period, certain of the Underlying Funds changed their names from Fidelity Series 1000 Value Index Fund to Fidelity Series Large Cap Value Index Fund and Fidelity Series Emerging Markets Fund to Fidelity Series Emerging Markets Opportunities Fund. The names of the underlying investments are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 28, 2018